UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21779

JOHN HANCOCK FUNDS II
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(Exact name of registrant as specified in charter)

200 Berkeley Street, BOSTON, MA 02116
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(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE, 197 Clarendon Street, BOSTON, MA 02116
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(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 663-4497
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Date of fiscal year end: 12/31

Date of reporting period: 6/30/19

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared two semiannual reports to shareholders for the period ended June 30, 2019. The report applies to the 5 Multimanager Lifestyle Portfolios and the Retirement Income Fund 2040 report.

John Hancock

Multimanager Lifestyle Portfolios

Semiannual report 6/30/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A, Class B and Class C shares) or 888-972-8696 (Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, Class 1 and Class 5 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

An increasingly favorable outlook for U.S. Federal Reserve (Fed) policy drove positive returns across the financial markets for the six months ended June 30, 2019. The combination of slowing growth and low inflation prompted the Fed to adopt a more dovish tone in its communications. The world equity markets rallied in response, as the improving rate outlook led investors to look past the more immediate concerns of weak economic data and the ongoing trade dispute between the United States and China. Market volatility did increase after period end, however, as a result of the trade dispute.

The bond market also benefited from the prospect of interest-rate cuts, causing the yield on the 10-year U.S. Treasury note to fall to its lowest level since late 2016. Credit-sensitive market segments were further aided by improving investor sentiment, leading to gains for both investment-grade corporate issues and high-yield bonds.

As always, your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Multimanager Lifestyle Portfolios

Table of contents

2	Multimanager Lifestyle Portfolios at a glance
5	Multimanager Lifestyle Aggressive Portfolio
6	Multimanager Lifestyle Growth Portfolio
7	Multimanager Lifestyle Balanced Portfolio
8	Multimanager Lifestyle Moderate Portfolio
9	Multimanager Lifestyle Conservative Portfolio
10	Your expenses
14	Portfolios' investments
20	Financial statements
25	Financial highlights
35	Notes to financial statements
56	Continuation of investment advisory and subadvisory agreements
62	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       1

Multimanager Lifestyle Portfolios at a glance

PORTFOLIO ALLOCATION AS OF 6/30/19 (%)

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       2

AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/19 (%)

Multimanager Lifestyle Aggressive Portfolio

Multimanager Lifestyle Growth Portfolio

Multimanager Lifestyle Balanced Portfolio

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       3

AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/19 (%)

Multimanager Lifestyle Moderate Portfolio

Multimanager Lifestyle Conservative Portfolio

Lifestyle Aggressive Blended Index is composed of 70% Russell 3000 Index and 30% MSCI All Country World ex-USA Index.

Lifestyle Growth Blended Index is composed of 56% Russell 3000 Index, 24% MSCI All Country World ex-USA Index, 16% Bloomberg Barclays U.S. Aggregate Bond Index, and 4% ICE Bank of America Merrill Lynch U.S. High Yield Master II Index.

Lifestyle Balanced Blended Index is composed of 42% Russell 3000 Index, 18% MSCI All Country World ex-USA Index, 32% Bloomberg Barclays U.S. Aggregate Bond Index, and 8% ICE Bank of America Merrill Lynch U.S. High Yield Master II Index.

Lifestyle Moderate Blended Index is composed of 28% Russell 3000 Index, 12% MSCI All Country World ex-USA Index, 48% Bloomberg Barclays U.S. Aggregate Bond Index, and 12% ICE Bank of America Merrill Lynch U.S. High Yield Master II Index.

Lifestyle Conservative Blended Index is composed of 14% Russell 3000 Index, 6% MSCI All Country World ex-USA Index, 64% Bloomberg Barclays U.S. Aggregate Bond Index, and 16% ICE Bank of America Merrill Lynch U.S. High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative, and results for other share classes will vary. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the portfolios' objectives, risks, and strategy, see the portfolios' prospectuses.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       4

Multimanager Lifestyle Aggressive Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager Lifestyle Aggressive Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in a blended index and two separate indexes.

Index 1 is the S&P 500, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the MSCI EAFE (Europe, Australasia, Far East) Index, a free-float-adjusted market capitalization index that is designed to measure developed market equity performance.

Index 3 is 70% Russell 3000 Index and 30% MSCI All Country World ex-USA Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	100.0
Equity	93.1
U.S. Large Cap	30.6
International Equity	27.8
U.S. Mid Cap	10.1
Emerging-Market Equity	10.0
Large Blend	7.2
U.S. Small Cap	6.0
Sector Equity	1.4
Alternative and specialty	6.9
Sector Equity	5.9
Absolute Return	0.6
Long/Short Equity	0.4

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 6-30-19 (%)

	Class A	Class B	Class C	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3
Average annual total returns
1 year	-1.83	-1.95	1.64	3.67	2.93	3.20	3.06	3.49	3.73	3.73	3.69	10.42	1.08	6.69
5 year	4.89	4.91	5.21	6.11	5.57	5.84	5.65	6.09	6.32	6.41	6.34	10.71	2.25	7.79
10 year	9.99	9.88	9.76	10.23	10.11	10.25	10.21	10.61	10.90	10.75	11.00	14.70	6.90	12.24
Cumulative returns
6 months	10.44	10.83	14.82	16.49	16.08	16.14	16.08	16.35	16.48	16.49	16.44	18.54	14.03	17.17
5 year	26.96	27.06	28.89	34.52	31.11	32.84	31.66	34.38	35.84	36.44	36.00	66.33	11.75	45.50
10 year	159.07	156.60	153.68	164.75	162.00	165.33	164.35	174.20	181.35	177.51	183.96	294.16	94.91	217.31

Performance figures assume all distributions have been reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charges will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until April 30, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the affiliated underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.39	2.09	2.09	1.09	1.74	1.49	1.64	1.34	1.04	0.99	1.02
Net (%)	1.38	2.09	2.09	1.08	1.74	1.49	1.64	1.24	1.04	0.99	1.02

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio's current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class I shares were first offered on 5-1-15; Class R2 shares were first offered on 3-1-12; Class R6 shares were first offered on 9-1-11. Returns prior to these dates are those of Class C shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       5

Multimanager Lifestyle Growth Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager Lifestyle Growth Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in a blended index and two separate indexes.

Index 1 is the S&P 500, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 56% Russell 3000 Index, 24% MSCI All Country World ex-USA Index, 16% Bloomberg Barclays U.S. Aggregate Bond Index, and 4% ICE Bank of America Merrill Lynch U.S. High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	96.7
Equity	74.1
U.S. Large Cap	24.6
International Equity	23.7
U.S. Mid Cap	8.3
Emerging-Market Equity	6.3
Large Blend	5.6
U.S. Small Cap	4.3
Sector Equity	1.3
Fixed income	16.5
Intermediate Bond	6.9
Multi-Sector Bond	4.4
Emerging-Market Debt	2.2
High Yield Bond	1.3
Bank Loan	1.0
Global Bond	0.6
Inflation-Protected Bond	0.1
Alternative and specialty	6.1
Sector Equity	4.8
Absolute Return	1.1
Long/Short Equity	0.2
Unaffiliated investment companies	1.7
Fixed income	1.7
Short-term investments and other	1.6

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 6-30-19 (%)

	Class A	Class B	Class C	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Class 5[1]	Index 1	Index 2	Index 3
Average annual total returns
1 year	-1.03	-1.29	2.45	4.49	3.81	4.02	3.91	4.28	4.51	4.53	4.49	4.55	10.42	7.87	7.17
5 year	4.27	4.29	4.59	5.47	4.96	5.21	5.07	5.48	5.69	5.76	5.71	5.76	10.71	2.95	6.99
10 year	9.11	9.02	8.89	9.35	9.28	9.37	9.39	9.78	10.05	9.86	10.10	10.16	14.70	3.90	10.90
Cumulative returns
6 months	8.76	9.08	13.10	14.60	14.29	14.39	14.31	14.53	14.66	14.68	14.59	14.70	18.54	6.11	15.17
5 year	23.24	23.38	25.14	30.53	27.41	28.92	28.03	30.57	31.86	32.33	32.03	32.33	66.33	15.64	40.21
10 year	139.09	137.20	134.34	144.45	142.91	144.90	145.25	154.35	160.50	156.12	161.83	163.19	294.16	46.56	181.29

Performance figures assume all distributions have been reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charges will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, Class 1, and Class 5 shares.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until April 30, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the affiliated underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1	Class 5
Gross (%)	1.35	2.05	2.05	1.05	1.69	1.44	1.59	1.29	0.99	0.94	0.98	0.93
Net (%)	1.34	2.05	2.05	1.04	1.69	1.44	1.59	1.19	0.99	0.94	0.98	0.93

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio's current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class I shares were first offered on 5-1-15; Class R2 shares were first offered on 3-1-12; Class R6 shares were first offered on 9-1-11. Returns prior to these dates are those of Class C shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       6

Multimanager Lifestyle Balanced Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager Lifestyle Balanced Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in a blended index and two separate indexes.

Index 1 is the S&P 500, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 42% Russell 3000 Index, 18% MSCI All Country World ex-USA Index, 32% Bloomberg Barclays U.S. Aggregate Bond Index, and 8% ICE Bank of America Merrill Lynch U.S. High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	94.6
Equity	55.4
U.S. Large Cap	19.5
International Equity	17.2
U.S. Mid Cap	5.5
Large Blend	5.1
Emerging-Market Equity	3.9
U.S. Small Cap	3.1
Sector Equity	1.1
Fixed income	34.0
Intermediate Bond	14.3
Multi-Sector Bond	10.2
Emerging-Market Debt	3.5
High Yield Bond	2.6
Bank Loan	2.3
Global Bond	0.9
Inflation-Protected Bond	0.2
Alternative and specialty	5.2
Sector Equity	3.7
Absolute Return	1.3
Long/Short Equity	0.2
Unaffiliated investment companies	3.2
Equity	0.1
Fixed income	3.1
Short-term investments and other	2.2

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 6-30-19 (%)

	Class A	Class B	Class C	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Class 5[1]	Index 1	Index 2	Index 3
Average annual total returns
1 year	-0.27	-0.56	3.28	5.32	4.63	4.90	4.74	5.14	5.34	5.42	5.39	5.44	10.42	7.87	7.52
5 year	3.54	3.56	3.86	4.74	4.24	4.49	4.35	4.76	4.97	5.03	5.00	5.05	10.71	2.95	6.15
10 year	7.98	7.90	7.76	8.22	8.14	8.24	8.26	8.68	8.91	8.72	8.97	9.03	14.70	3.90	9.49
Cumulative returns
6 months	6.83	7.19	11.09	12.72	12.34	12.41	12.38	12.58	12.67	12.69	12.76	12.78	18.54	6.11	13.15
5 year	18.98	19.10	20.87	26.07	23.06	24.59	23.75	26.20	27.47	27.84	27.64	27.95	66.33	15.64	34.75
10 year	115.52	113.87	111.21	120.31	118.72	120.76	121.19	129.84	134.81	130.68	135.99	137.31	294.16	46.56	147.70

Performance figures assume all distributions have been reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charges will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, Class 1, and Class 5 shares.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until April 30, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the affiliated underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1	Class 5
Gross (%)	1.32	2.02	2.02	1.02	1.67	1.42	1.57	1.27	0.97	0.92	0.96	0.91
Net (%)	1.31	2.02	2.02	1.01	1.67	1.42	1.57	1.17	0.97	0.92	0.96	0.91

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio's current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class I shares were first offered on 5-1-15; Class R2 shares were first offered on 3-1-12; Class R6 shares were first offered on 9-1-11. Returns prior to these dates are those of Class C shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       7

Multimanager Lifestyle Moderate Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager Lifestyle Moderate Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in a blended index and two separate indexes.

Index 1 is the S&P 500, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 28% Russell 3000 Index, 12% MSCI All Country World ex-USA Index, 48% Bloomberg Barclays U.S. Aggregate Bond Index, and 12% ICE Bank of America Merrill Lynch U.S. High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	91.9
Equity	36.2
U.S. Large Cap	14.1
International Equity	12.2
Large Blend	3.4
U.S. Mid Cap	3.2
Emerging-Market Equity	1.9
U.S. Small Cap	1.4
Fixed income	52.0
Intermediate Bond	26.0
Multi-Sector Bond	12.4
Emerging-Market Debt	4.7
High Yield Bond	3.4
Bank Loan	3.3
Global Bond	1.9
Inflation-Protected Bond	0.3
Alternative and specialty	3.7
Sector Equity	1.8
Absolute Return	1.1
Thematic Equity	0.5
Long/Short Equity	0.3
Unaffiliated investment companies	5.3
Equity	0.5
Fixed income	4.8
Short-term investments and other	2.8

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 6-30-19 (%)

	Class A	Class B	Class C	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Class 5[1]	Index 1	Index 2	Index 3
Average annual total returns
1 year	0.39	0.02	3.97	6.04	5.36	5.61	5.54	5.81	6.08	6.14	6.09	6.16	10.42	7.87	7.75
5 year	2.66	2.65	2.99	3.86	3.34	3.60	3.46	3.85	4.06	4.14	4.10	4.14	10.71	2.95	5.25
10 year	6.77	6.68	6.56	7.01	6.88	7.04	7.01	7.38	7.65	7.51	7.74	7.80	14.70	3.90	8.04
Cumulative returns
6 months	4.84	5.03	9.10	10.69	10.24	10.48	10.38	10.53	10.62	10.75	10.72	10.67	18.54	6.11	11.10
5 year	14.02	13.98	15.87	20.86	17.83	19.34	18.54	20.77	22.04	22.48	22.25	22.50	66.33	15.64	29.17
10 year	92.45	90.91	88.86	96.97	94.54	97.43	96.82	103.87	108.96	106.34	110.78	111.86	294.16	46.56	116.68

Performance figures assume all distributions have been reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charges will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, Class 1, and Class 5 shares.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until April 30, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the affiliated underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1	Class 5
Gross (%)	1.31	2.01	2.01	1.01	1.66	1.41	1.56	1.26	0.96	0.91	0.94	0.89
Net (%)	1.30	20.1	2.01	1.00	1.66	1.41	1.56	1.16	0.96	0.91	0.94	0.89

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio's current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class I shares were first offered on 5-1-15; Class R2 shares were first offered on 3-1-12; Class R6 shares were first offered on 9-1-11. Returns prior to these dates are those of Class C shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       8

Multimanager Lifestyle Conservative Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager Lifestyle Conservative Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in a blended index and two separate indexes.

Index 1 is the S&P 500, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 14% Russell 3000 Index, 6% MSCI All Country World ex-USA Index, 64% Bloomberg Barclays U.S. Aggregate Bond Index, and 16% ICE Bank of America Merrill Lynch U.S. High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	88.3
Equity	15.6
International Equity	6.6
U.S. Large Cap	5.1
U.S. Mid Cap	1.3
Large Blend	1.3
U.S. Small Cap	0.7
Emerging-Market Equity	0.6
Fixed income	67.5
Intermediate Bond	37.2
Multi-Sector Bond	14.6
Emerging-Market Debt	5.6
Bank Loan	4.2
High Yield Bond	3.5
Global Bond	2.0
Inflation-Protected Bond	0.4
Alternative and specialty	5.2
Thematic Equity	1.7
Sector Equity	1.7
Absolute Return	1.6
Long/Short Equity	0.2
Unaffiliated investment companies	7.2
Equity	0.4
Fixed income	6.8
Short-term investments and other	4.5

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 6-30-19 (%)

	Class A	Class B	Class C	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3
Average annual total returns
1 year	0.69	0.16	4.24	6.23	5.55	5.81	5.72	6.15	6.28	6.33	6.37	10.42	7.87	7.87
5 year	1.74	1.69	2.05	2.90	2.39	2.66	2.54	2.90	3.10	3.18	3.15	10.71	2.95	4.31
10 year	5.23	5.15	5.03	5.46	5.32	5.50	5.48	5.81	6.09	5.95	6.19	14.70	3.90	6.53
Cumulative returns
6 months	2.83	2.81	6.90	8.36	8.01	8.23	8.11	8.36	8.38	8.41	8.48	18.54	6.11	9.03
5 year	9.02	8.75	10.68	15.39	12.54	14.04	13.35	15.37	16.51	16.94	16.77	66.33	15.64	23.50
10 year	66.54	65.22	63.28	70.23	67.96	70.86	70.45	75.91	80.64	78.26	82.31	294.16	46.56	88.29

Performance figures assume all distributions have been reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charges will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until April 30, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the affiliated underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.30	2.00	2.00	1.00	1.65	1.40	1.55	1.25	0.95	0.90	0.94
Net (%)	1.29	2.00	2.00	0.99	1.65	1.40	1.55	1.15	0.95	0.90	0.94

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio's current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class I shares were first offered on 5-1-15; Class R2 shares were first offered on 3-1-12; Class R6 shares were first offered on 9-1-11. Returns prior to these dates are those of Class C shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       9

Your expenses
As a shareholder of a John Hancock Funds II Multimanager Lifestyle Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchases or redemptions, and (2) ongoing costs, including management fees, distribution and service (Rule 12b-1) fees, and other portfolio expenses. In addition to the operating expenses which each portfolio bears directly, each portfolio indirectly bears a pro rata share of the operating expenses of the underlying funds in which each portfolio invests. Because underlying funds have varied operating expenses and transaction costs, and a portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.
These examples are intended to help you understand your ongoing costs (in dollars) of investing in a portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (January 1, 2019 through June 30, 2019).
Actual expenses:
The first line of each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period ended” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes:
The second line of each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. See the portfolios’ prospectuses for details regarding transaction costs.
10	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 1-1-2019	Ending value on 6-30-2019	Expenses paid during period ended 6-30-2019[1]	Annualized expense ratio[2]
Multimanager Lifestyle Aggressive Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,162.60	$2.63	0.49%
	Hypothetical example	1,000.00	1,022.40	2.46	0.49%
Class B	Actual expenses/actual returns	1,000.00	1,158.30	6.37	1.19%
	Hypothetical example	1,000.00	1,018.90	5.96	1.19%
Class C	Actual expenses/actual returns	1,000.00	1,158.20	6.37	1.19%
	Hypothetical example	1,000.00	1,018.90	5.96	1.19%
Class I	Actual expenses/actual returns	1,000.00	1,164.90	1.02	0.19%
	Hypothetical example	1,000.00	1,023.90	0.95	0.19%
Class R1	Actual expenses/actual returns	1,000.00	1,160.80	4.39	0.82%
	Hypothetical example	1,000.00	1,020.70	4.11	0.82%
Class R2	Actual expenses/actual returns	1,000.00	1,161.40	3.05	0.57%
	Hypothetical example	1,000.00	1,022.00	2.86	0.57%
Class R3	Actual expenses/actual returns	1,000.00	1,160.80	3.96	0.74%
	Hypothetical example	1,000.00	1,021.10	3.71	0.74%
Class R4	Actual expenses/actual returns	1,000.00	1,163.50	1.82	0.34%
	Hypothetical example	1,000.00	1,023.10	1.71	0.34%
Class R5	Actual expenses/actual returns	1,000.00	1,164.80	0.70	0.13%
	Hypothetical example	1,000.00	1,024.10	0.65	0.13%
Class R6	Actual expenses/actual returns	1,000.00	1,164.90	0.48	0.09%
	Hypothetical example	1,000.00	1,024.30	0.45	0.09%
Class 1	Actual expenses/actual returns	1,000.00	1,164.40	0.70	0.13%
	Hypothetical example	1,000.00	1,024.10	0.65	0.13%
Multimanager Lifestyle Growth Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,145.10	$2.66	0.50%
	Hypothetical example	1,000.00	1,022.30	2.51	0.50%
Class B	Actual expenses/actual returns	1,000.00	1,140.80	6.42	1.21%
	Hypothetical example	1,000.00	1,018.80	6.06	1.21%
Class C	Actual expenses/actual returns	1,000.00	1,141.00	6.42	1.21%
	Hypothetical example	1,000.00	1,018.80	6.06	1.21%
Class I	Actual expenses/actual returns	1,000.00	1,146.00	1.06	0.20%
	Hypothetical example	1,000.00	1,023.80	1.00	0.20%
Class R1	Actual expenses/actual returns	1,000.00	1,142.90	4.41	0.83%
	Hypothetical example	1,000.00	1,020.70	4.16	0.83%
Class R2	Actual expenses/actual returns	1,000.00	1,143.90	3.19	0.60%
	Hypothetical example	1,000.00	1,021.80	3.01	0.60%
Class R3	Actual expenses/actual returns	1,000.00	1,143.10	3.93	0.74%
	Hypothetical example	1,000.00	1,021.10	3.71	0.74%
Class R4	Actual expenses/actual returns	1,000.00	1,145.30	1.76	0.33%
	Hypothetical example	1,000.00	1,023.20	1.66	0.33%
Class R5	Actual expenses/actual returns	1,000.00	1,146.60	0.80	0.15%
	Hypothetical example	1,000.00	1,024.10	0.75	0.15%
Class R6	Actual expenses/actual returns	1,000.00	1,146.80	0.53	0.10%
	Hypothetical example	1,000.00	1,024.30	0.50	0.10%
Class 1	Actual expenses/actual returns	1,000.00	1,145.90	0.74	0.14%
	Hypothetical example	1,000.00	1,024.10	0.70	0.14%
Class 5	Actual expenses/actual returns	1,000.00	1,147.00	0.48	0.09%
	Hypothetical example	1,000.00	1,024.30	0.45	0.09%
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	11

SHAREHOLDER EXPENSE EXAMPLE CHART  (continued)

		Account value on 1-1-2019	Ending value on 6-30-2019	Expenses paid during period ended 6-30-2019[1]	Annualized expense ratio[2]
Multimanager Lifestyle Balanced Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,124.70	$2.74	0.52%
	Hypothetical example	1,000.00	1,022.20	2.61	0.52%
Class B	Actual expenses/actual returns	1,000.00	1,121.90	6.42	1.22%
	Hypothetical example	1,000.00	1,018.70	6.11	1.22%
Class C	Actual expenses/actual returns	1,000.00	1,120.90	6.42	1.22%
	Hypothetical example	1,000.00	1,018.70	6.11	1.22%
Class I	Actual expenses/actual returns	1,000.00	1,127.20	1.16	0.22%
	Hypothetical example	1,000.00	1,023.70	1.10	0.22%
Class R1	Actual expenses/actual returns	1,000.00	1,123.40	4.42	0.84%
	Hypothetical example	1,000.00	1,020.60	4.21	0.84%
Class R2	Actual expenses/actual returns	1,000.00	1,124.10	3.27	0.62%
	Hypothetical example	1,000.00	1,021.70	3.11	0.62%
Class R3	Actual expenses/actual returns	1,000.00	1,123.80	3.95	0.75%
	Hypothetical example	1,000.00	1,021.10	3.76	0.75%
Class R4	Actual expenses/actual returns	1,000.00	1,125.80	1.84	0.35%
	Hypothetical example	1,000.00	1,023.10	1.76	0.35%
Class R5	Actual expenses/actual returns	1,000.00	1,126.70	0.84	0.16%
	Hypothetical example	1,000.00	1,024.00	0.80	0.16%
Class R6	Actual expenses/actual returns	1,000.00	1,126.90	0.63	0.12%
	Hypothetical example	1,000.00	1,024.20	0.60	0.12%
Class 1	Actual expenses/actual returns	1,000.00	1,127.60	0.84	0.16%
	Hypothetical example	1,000.00	1,024.00	0.80	0.16%
Class 5	Actual expenses/actual returns	1,000.00	1,127.80	0.58	0.11%
	Hypothetical example	1,000.00	1,024.20	0.55	0.11%
Multimanager Lifestyle Moderate Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,104.00	$2.82	0.54%
	Hypothetical example	1,000.00	1,022.10	2.71	0.54%
Class B	Actual expenses/actual returns	1,000.00	1,100.30	6.46	1.24%
	Hypothetical example	1,000.00	1,018.60	6.21	1.24%
Class C	Actual expenses/actual returns	1,000.00	1,101.00	6.46	1.24%
	Hypothetical example	1,000.00	1,018.60	6.21	1.24%
Class I	Actual expenses/actual returns	1,000.00	1,106.90	1.25	0.24%
	Hypothetical example	1,000.00	1,023.60	1.20	0.24%
Class R1	Actual expenses/actual returns	1,000.00	1,102.40	4.48	0.86%
	Hypothetical example	1,000.00	1,020.50	4.31	0.86%
Class R2	Actual expenses/actual returns	1,000.00	1,104.80	3.24	0.62%
	Hypothetical example	1,000.00	1,021.70	3.11	0.62%
Class R3	Actual expenses/actual returns	1,000.00	1,103.80	3.91	0.75%
	Hypothetical example	1,000.00	1,021.10	3.76	0.75%
Class R4	Actual expenses/actual returns	1,000.00	1,105.30	2.04	0.39%
	Hypothetical example	1,000.00	1,022.90	1.96	0.39%
Class R5	Actual expenses/actual returns	1,000.00	1,106.20	0.99	0.19%
	Hypothetical example	1,000.00	1,023.90	0.95	0.19%
Class R6	Actual expenses/actual returns	1,000.00	1,107.50	0.73	0.14%
	Hypothetical example	1,000.00	1,024.10	0.70	0.14%
Class 1	Actual expenses/actual returns	1,000.00	1,107.20	0.94	0.18%
	Hypothetical example	1,000.00	1,023.90	0.90	0.18%
Class 5	Actual expenses/actual returns	1,000.00	1,106.70	0.68	0.13%
	Hypothetical example	1,000.00	1,024.10	0.65	0.13%
12	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT

SHAREHOLDER EXPENSE EXAMPLE CHART  (continued)

		Account value on 1-1-2019	Ending value on 6-30-2019	Expenses paid during period ended 6-30-2019[1]	Annualized expense ratio[2]
Multimanager Lifestyle Conservative Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,082.70	$2.89	0.56%
	Hypothetical example	1,000.00	1,022.00	2.81	0.56%
Class B	Actual expenses/actual returns	1,000.00	1,078.10	6.49	1.26%
	Hypothetical example	1,000.00	1,018.50	6.31	1.26%
Class C	Actual expenses/actual returns	1,000.00	1,079.00	6.50	1.26%
	Hypothetical example	1,000.00	1,018.50	6.31	1.26%
Class I	Actual expenses/actual returns	1,000.00	1,083.60	1.34	0.26%
	Hypothetical example	1,000.00	1,023.50	1.30	0.26%
Class R1	Actual expenses/actual returns	1,000.00	1,080.10	4.69	0.91%
	Hypothetical example	1,000.00	1,020.30	4.56	0.91%
Class R2	Actual expenses/actual returns	1,000.00	1,082.30	3.36	0.65%
	Hypothetical example	1,000.00	1,021.60	3.26	0.65%
Class R3	Actual expenses/actual returns	1,000.00	1,081.10	3.87	0.75%
	Hypothetical example	1,000.00	1,021.10	3.76	0.75%
Class R4	Actual expenses/actual returns	1,000.00	1,083.60	2.12	0.41%
	Hypothetical example	1,000.00	1,022.80	2.06	0.41%
Class R5	Actual expenses/actual returns	1,000.00	1,083.80	1.09	0.21%
	Hypothetical example	1,000.00	1,023.80	1.05	0.21%
Class R6	Actual expenses/actual returns	1,000.00	1,084.10	0.83	0.16%
	Hypothetical example	1,000.00	1,024.00	0.80	0.16%
Class 1	Actual expenses/actual returns	1,000.00	1,084.80	1.03	0.20%
	Hypothetical example	1,000.00	1,023.80	1.00	0.20%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
[2]	Ratios do not include expenses indirectly incurred by the underlying funds and can vary based on the mix of underlying funds held by the portfolios.
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	13

Portfolios' investments
Subadvisors of Affiliated Underlying Funds
Allianz Global Investors U.S. LLC	(Allianz)
Axiom International Investors LLC	(Axiom)
Barrow, Hanley, Mewhinney & Strauss, LLC	(Barrow Hanley)
BCSF Advisors, LP (Bain Capital Credit)	(Bain Capital)
Boston Partners Global Investors, Inc.	(Boston Partners)
Deutsche Investment Management Americas, Inc.	(Deutsche)
Dimensional Fund Advisors LP	(DFA)
Epoch Investment Partners, Inc.	(Epoch)
First Quadrant, L.P.	(First Quadrant)
Franklin Templeton Investments Corp.	(Franklin Templeton)
Invesco Advisers, Inc.	(Invesco)
Jennison Associates LLC	(Jennison)
Manulife Investment Management (North America) Limited	(MIM NA)
Manulife Investment Management (US) LLC	(MIM US)
Pacific Investment Management Company LLC	(PIMCO)
Pictet Asset Management SA	(Pictet)
Redwood Investments, LLC	(Redwood)
Stone Harbor Investment Partners LP	(Stone Harbor)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Wellington Management Company, LLP	(Wellington)
Wells Capital Management, Incorporated	(Wells Capital)
MULTIMANAGER LIFESTYLE AGGRESSIVE PORTFOLIO

As of 6-30-19 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 93.1%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	5,723,297	$236,658,330
Capital Appreciation, Class NAV, JHF II (Jennison)	8,851,797	140,478,013
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	13,152,076	154,142,326
Disciplined Value, Class NAV, JHF III (Boston Partners)	6,999,196	141,313,774
Disciplined Value International, Class NAV, JHIT (Boston Partners)	17,075,073	205,242,374
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	26,538,377	283,960,632
Equity Income, Class NAV, JHF II (T. Rowe Price)	12,703,755	236,289,849
Financial Industries, Class NAV, JHIT II (MIM US) (B)	2,890,060	53,812,909
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	2,469,486	29,584,440
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	4,753,690	226,846,086
Global Equity, Class NAV, JHF II (MIM US) (B)	5,377,839	62,866,934
Global Shareholder Yield, Class NAV, JHF III (Epoch)	3,570,770	39,564,127
Global Thematic Opportunities, Class NAV, JHIT (Pictet) (C)	7,142,166	83,206,236
International Dynamic Growth, Class NAV, JHIT (Axiom) (C)	4,597,795	47,357,292
International Growth, Class NAV, JHF III (Wellington)	5,381,535	150,629,174
International Growth Stock, Class NAV, JHF II (Invesco)	601,699	8,357,604
International Small Cap, Class NAV, JHF II (Franklin Templeton)	589,385	10,349,608
International Small Company, Class NAV, JHF II (DFA)	10,467,028	109,694,449
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	31,095,426	293,229,871
Mid Cap Stock, Class NAV, JHF II (Wellington)	7,697,042	175,723,475
Mid Value, Class NAV, JHF II (T. Rowe Price)	12,888,663	192,298,857
Multifactor Emerging Markets ETF, JHETF (DFA)	3,568,132	91,411,974
Multifactor Mid Cap ETF, JHETF (DFA)	332,796	12,147,054
Multifactor Small Cap ETF, JHETF (DFA)	465,634	12,280,491
Small Cap Core, Class NAV, JHIT (MIM US) (B)	5,521,840	64,715,962
Small Cap Growth, Class NAV, JHF II (Redwood)	3,980,923	68,750,539
Small Cap Stock, Class NAV, JHF II (Wellington)	444,328	4,101,143
Small Cap Value, Class NAV, JHF II (Wellington)	3,636,239	73,961,099
U.S. Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	27,043,279	269,621,488
Value Equity, Class NAV, JHIT (Barrow Hanley)	742,155	8,631,260
14	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER LIFESTYLE AGGRESSIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Alternative and specialty - 6.9%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	2,412,693	$22,027,886
Diversified Real Assets, Class NAV, JHIT (Deutsche/MIM NA/Wellington) (B)	12,368,798	124,306,419
Health Sciences, Class NAV, JHF II (T. Rowe Price)	10,398,336	49,184,131
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	12,519,457	48,074,714
Seaport Long/Short, Class NAV, JHIT (Wellington)	1,292,404	14,862,643

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $3,183,616,781)		$3,745,683,163
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3057% (D)	4,326	4,326
TOTAL SHORT-TERM INVESTMENTS (Cost $4,326)		$4,326

Total Investments (Multimanager Lifestyle Aggressive Portfolio) (Cost $3,183,621,107) - 100.0%	$3,745,687,489
Other assets and liabilities, net - 0.0%	6,660
TOTAL NET ASSETS - 100.0%	$3,745,694,149
MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO

As of 6-30-19 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 96.7%
Equity - 74.1%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	13,832,105	$571,957,531
Capital Appreciation, Class NAV, JHF II (Jennison)	21,623,964	343,172,311
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	40,432,094	473,864,143
Disciplined Value, Class NAV, JHF III (Boston Partners)	17,407,760	351,462,670
Disciplined Value International, Class NAV, JHIT (Boston Partners)	40,271,570	484,064,266
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	44,735,153	478,666,142
Equity Income, Class NAV, JHF II (T. Rowe Price)	30,155,603	560,894,213
Financial Industries, Class NAV, JHIT II (MIM US) (B)	7,932,052	147,694,810
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	9,842,346	117,911,303
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	8,550,440	408,026,987
Global Equity, Class NAV, JHF II (MIM US) (B)	16,443,434	192,223,741
MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Global Shareholder Yield, Class NAV, JHF III (Epoch)	13,020,027	$144,261,896
Global Thematic Opportunities, Class NAV, JHIT (Pictet) (C)	16,030,849	186,759,392
International Dynamic Growth, Class NAV, JHIT (Axiom) (C)	10,786,159	111,097,441
International Growth, Class NAV, JHF III (Wellington)	12,624,559	353,361,394
International Growth Stock, Class NAV, JHF II (Invesco)	1,410,683	19,594,392
International Small Cap, Class NAV, JHF II (Franklin Templeton)	1,350,180	23,709,167
International Small Company, Class NAV, JHF II (DFA)	23,016,721	241,215,240
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	79,112,726	746,033,002
Mid Cap Stock, Class NAV, JHF II (Wellington)	19,172,784	437,714,650
Mid Value, Class NAV, JHF II (T. Rowe Price)	31,445,140	469,161,489
Multifactor Emerging Markets ETF, JHETF (DFA)	8,482,819	217,321,340
Multifactor Mid Cap ETF, JHETF (DFA)	410,476	14,982,374
Multifactor Small Cap ETF, JHETF (DFA)	1,271,422	33,532,102
Small Cap Core, Class NAV, JHIT (MIM US) (B)	12,651,453	148,275,028
Small Cap Growth, Class NAV, JHF II (Redwood)	7,900,591	136,443,200
Small Cap Stock, Class NAV, JHF II (Wellington)	883,845	8,157,890
Small Cap Value, Class NAV, JHF II (Wellington)	7,326,832	149,027,767
U.S. Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	61,743,634	615,584,030
Value Equity, Class NAV, JHIT (Barrow Hanley)	1,803,463	20,974,278
Fixed income - 16.5%
Asia Pacific Total Return Bond, Class NAV, JHF II (MIM US) (B)	6,867,688	67,990,107
Bond, Class NAV, JHSB (MIM US) (B)	25,888,917	415,258,222
Core Bond, Class NAV, JHF II (Wells Capital)	26,039,257	341,635,048
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	25,782,536	244,676,264
Floating Rate Income, Class NAV, JHF II (Bain Capital)	13,776,770	114,484,958
High Yield, Class NAV, JHBT (MIM US) (B)	32,158,729	109,982,854
Real Return Bond, Class NAV, JHF II (PIMCO)	1,034,733	11,485,532
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	12,687,887	121,423,075
Spectrum Income, Class NAV, JHF II (T. Rowe Price)	3,033,039	32,392,858
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	31,613,331	333,204,504
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	3,287,081	36,486,598
Alternative and specialty - 6.1%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	13,859,438	126,536,666
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	15

MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO (continued)

	Shares or Principal Amount	Value
Alternative and specialty - (continued)
Diversified Real Assets, Class NAV, JHIT (Deutsche/MIM NA/Wellington) (B)	31,386,471	$315,434,032
Health Sciences, Class NAV, JHF II (T. Rowe Price)	21,142,315	100,003,151
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	27,451,122	105,412,307
Seaport Long/Short, Class NAV, JHIT (Wellington)	2,262,534	26,019,144

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $9,323,638,377)		$10,709,569,509
UNAFFILIATED INVESTMENT COMPANIES - 1.7%
Fixed income - 1.7%

Fidelity Inflation Protected Bond Index Fund	18,023,347	181,134,637

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $175,249,460)		$181,134,637
SHORT-TERM INVESTMENTS - 1.6%
U.S. Government - 1.6%
U.S. Treasury Bill, 2.100%, 09/26/2019 *	8,838,000	8,793,735
U.S. Treasury Bill, 2.160%, 09/12/2019 *	32,318,000	32,182,656
U.S. Treasury Bill, 2.310%, 08/29/2019 *	19,853,000	19,784,754
U.S. Treasury Bill, 2.335%, 08/08/2019 *	33,469,000	33,396,930
U.S. Treasury Bill, 2.366%, 07/18/2019 *	21,303,000	21,282,629
U.S. Treasury Bill, 2.372%, 08/08/2019 *	56,851,000	56,728,581
U.S. Treasury Bill, 2.388%, 07/18/2019 *	9,210,000	9,201,193
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3057% (D)	16,635	16,635
TOTAL SHORT-TERM INVESTMENTS (Cost $181,338,078)		$181,387,113

Total Investments (Multimanager Lifestyle Growth Portfolio) (Cost $9,680,225,915) - 100.0%	$11,072,091,259
Other assets and liabilities, net - 0.0%	(992,728)
TOTAL NET ASSETS - 100.0%	$11,071,098,531
MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO

As of 6-30-19 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 94.6%
Equity - 55.4%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	10,075,089	$416,604,933
Capital Appreciation, Class NAV, JHF II (Jennison)	15,608,389	247,705,140
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	40,823,788	478,454,793
Disciplined Value, Class NAV, JHF III (Boston Partners)	12,640,205	255,205,732
MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Disciplined Value International, Class NAV, JHIT (Boston Partners)	27,939,084	$335,827,784
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	27,272,992	291,821,015
Equity Income, Class NAV, JHF II (T. Rowe Price)	22,204,786	413,009,021
Financial Industries, Class NAV, JHIT II (MIM US) (B)	6,527,404	121,540,264
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	11,816,003	141,555,712
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	6,491,936	309,795,193
Global Equity, Class NAV, JHF II (MIM US) (B)	15,629,677	182,710,927
Global Shareholder Yield, Class NAV, JHF III (Epoch)	12,586,372	139,457,003
Global Thematic Opportunities, Class NAV, JHIT (Pictet) (C)	8,776,486	102,246,063
International Dynamic Growth, Class NAV, JHIT (Axiom) (C)	7,513,206	77,386,020
International Growth, Class NAV, JHF III (Wellington)	8,793,994	246,143,881
International Growth Stock, Class NAV, JHF II (Invesco)	983,318	13,658,283
International Small Cap, Class NAV, JHF II (Franklin Templeton)	826,312	14,510,042
International Small Company, Class NAV, JHF II (DFA)	13,165,648	137,975,986
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	51,399,770	484,699,828
Mid Cap Stock, Class NAV, JHF II (Wellington)	12,370,927	282,428,253
Mid Value, Class NAV, JHF II (T. Rowe Price)	20,489,342	305,700,984
Multifactor Emerging Markets ETF, JHETF (DFA)	5,472,844	140,208,790
Multifactor Mid Cap ETF, JHETF (DFA)	227,871	8,317,292
Multifactor Small Cap ETF, JHETF (DFA)	727,994	19,199,895
Small Cap Core, Class NAV, JHIT (MIM US) (B)	7,909,035	92,693,889
Small Cap Growth, Class NAV, JHF II (Redwood)	6,022,858	104,014,760
Small Cap Stock, Class NAV, JHF II (Wellington)	677,785	6,255,952
Small Cap Value, Class NAV, JHF II (Wellington)	5,636,080	114,637,869
U.S. Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	56,398,524	562,293,288
Value Equity, Class NAV, JHIT (Barrow Hanley)	1,280,482	14,892,005
Fixed income - 34.0%
Asia Pacific Total Return Bond, Class NAV, JHF II (MIM US) (B)	9,602,262	95,062,393
Bond, Class NAV, JHSB (MIM US) (B)	53,968,585	865,656,111
Core Bond, Class NAV, JHF II (Wells Capital)	53,850,397	706,517,210
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	40,457,690	383,943,479
Floating Rate Income, Class NAV, JHF II (Bain Capital)	30,348,631	252,197,126
16	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
High Yield, Class NAV, JHBT (MIM US) (B)	61,705,586	$211,033,104
Real Return Bond, Class NAV, JHF II (PIMCO)	2,151,738	23,884,289
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	29,109,381	278,576,780
Spectrum Income, Class NAV, JHF II (T. Rowe Price)	6,673,110	71,268,819
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	72,652,570	765,758,085
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	6,309,536	70,035,846
Alternative and specialty - 5.2%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	15,351,200	140,156,458
Diversified Real Assets, Class NAV, JHIT (Deutsche/MIM NA/Wellington) (B)	25,642,381	257,705,929
Health Sciences, Class NAV, JHF II (T. Rowe Price)	15,135,015	71,588,620
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	18,605,908	71,446,687
Seaport Long/Short, Class NAV, JHIT (Wellington)	2,309,846	26,563,232

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $9,229,206,894)		$10,352,344,765
UNAFFILIATED INVESTMENT COMPANIES - 3.2%
Equity - 0.1%
Fidelity International Index Fund	79,699	3,297,167
Fixed income - 3.1%

Fidelity Inflation Protected Bond Index Fund	33,820,791	339,898,949

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $332,015,967)		$343,196,116
SHORT-TERM INVESTMENTS - 2.2%
U.S. Government - 2.2%
U.S. Treasury Bill, 2.100%, 09/26/2019 *	6,866,000	6,831,611
U.S. Treasury Bill, 2.160%, 09/12/2019 *	68,902,000	68,613,447
U.S. Treasury Bill, 2.310%, 08/29/2019 *	76,271,000	76,008,813
U.S. Treasury Bill, 2.335%, 08/08/2019 *	1,528,000	1,524,709
U.S. Treasury Bill, 2.366%, 07/18/2019 *	10,784,000	10,773,688
U.S. Treasury Bill, 2.372%, 08/08/2019 *	74,645,000	74,484,265
U.S. Treasury Bill, 2.388%, 07/18/2019 *	6,907,000	6,900,395
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3057% (D)	20,682	20,682
TOTAL SHORT-TERM INVESTMENTS (Cost $245,087,838)		$245,157,610

Total Investments (Multimanager Lifestyle Balanced Portfolio) (Cost $9,806,310,699) - 100.0%	$10,940,698,491
Other assets and liabilities, net - 0.0%	(1,546,362)
TOTAL NET ASSETS - 100.0%	$10,939,152,129
MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO

As of 6-30-19 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 91.9%
Equity - 36.2%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	1,748,076	$72,282,950
Capital Appreciation, Class NAV, JHF II (Jennison)	2,845,892	45,164,303
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	11,698,641	137,108,073
Disciplined Value, Class NAV, JHF III (Boston Partners)	2,282,474	46,083,156
Disciplined Value International, Class NAV, JHIT (Boston Partners)	4,765,623	57,282,793
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,773,324	29,674,568
Equity Income, Class NAV, JHF II (T. Rowe Price)	4,281,616	79,638,060
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	3,255,852	39,005,102
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	1,431,136	68,293,833
Global Equity, Class NAV, JHF II (MIM US) (B)	4,765,516	55,708,881
Global Shareholder Yield, Class NAV, JHF III (Epoch)	3,776,063	41,838,779
International Dynamic Growth, Class NAV, JHIT (Axiom) (C)	1,276,370	13,146,611
International Growth, Class NAV, JHF III (Wellington)	1,493,982	41,816,566
International Growth Stock, Class NAV, JHF II (Invesco)	166,999	2,319,617
International Small Cap, Class NAV, JHF II (Franklin Templeton)	138,535	2,432,682
International Small Company, Class NAV, JHF II (DFA)	2,340,545	24,528,916
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	11,604,595	109,431,334
Mid Cap Stock, Class NAV, JHF II (Wellington)	2,196,451	50,144,969
Mid Value, Class NAV, JHF II (T. Rowe Price)	3,466,073	51,713,809
Multifactor Emerging Markets ETF, JHETF (DFA)	1,252,101	32,077,576
Small Cap Growth, Class NAV, JHF II (Redwood)	1,038,689	17,938,158
Small Cap Stock, Class NAV, JHF II (Wellington)	136,830	1,262,938
Small Cap Value, Class NAV, JHF II (Wellington)	1,231,374	25,046,149
U.S. Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	10,727,488	106,953,055
Value Equity, Class NAV, JHIT (Barrow Hanley)	186,627	2,170,476
Fixed income - 52.0%
Asia Pacific Total Return Bond, Class NAV, JHF II (MIM US) (B)	5,984,321	59,244,779
Bond, Class NAV, JHSB (MIM US) (B)	25,894,351	415,345,398
Core Bond, Class NAV, JHF II (Wells Capital)	31,659,832	415,376,995
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	15,836,922	150,292,389
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	17

MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Floating Rate Income, Class NAV, JHF II (Bain Capital)	12,658,842	$105,194,975
High Yield, Class NAV, JHBT (MIM US) (B)	23,559,327	80,572,900
Real Return Bond, Class NAV, JHF II (PIMCO)	883,149	9,802,949
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	10,284,778	98,425,326
Spectrum Income, Class NAV, JHF II (T. Rowe Price)	2,347,010	25,066,071
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	25,630,618	270,146,713
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	2,418,597	26,846,422
Alternative and specialty - 3.7%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	3,922,915	35,816,216
Diversified Real Assets, Class NAV, JHIT (Deutsche/MIM NA/Wellington) (B)	5,872,176	59,015,366
Infrastructure, Class NAV, JHIT (Wellington) (E)	1,219,321	15,778,011
Seaport Long/Short, Class NAV, JHIT (Wellington)	745,015	8,567,668

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $2,697,305,242)		$2,928,555,532
UNAFFILIATED INVESTMENT COMPANIES - 5.3%
Equity - 0.5%
Fidelity International Index Fund	391,814	16,209,360
Fixed income - 4.8%

Fidelity Inflation Protected Bond Index Fund	15,186,824	152,627,582

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $163,234,344)		$168,836,942
SHORT-TERM INVESTMENTS - 2.8%
U.S. Government - 2.8%
U.S. Treasury Bill, 2.160%, 09/12/2019 *	37,138,000	36,982,471
U.S. Treasury Bill, 2.310%, 08/29/2019 *	17,988,000	17,926,165
U.S. Treasury Bill, 2.335%, 08/08/2019 *	473,000	471,981
U.S. Treasury Bill, 2.366%, 07/18/2019 *	3,162,000	3,158,977
U.S. Treasury Bill, 2.372%, 08/08/2019 *	30,286,000	30,220,784
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3057% (D)	7,497	7,497
TOTAL SHORT-TERM INVESTMENTS (Cost $88,743,221)		$88,767,875

Total Investments (Multimanager Lifestyle Moderate Portfolio) (Cost $2,949,282,807) - 100.0%	$3,186,160,349
Other assets and liabilities, net - 0.0%	(556,045)
TOTAL NET ASSETS - 100.0%	$3,185,604,304
MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO

As of 6-30-19 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 88.3%
Equity - 15.6%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	237,399	$9,816,433
Capital Appreciation, Class NAV, JHF II (Jennison)	428,589	6,801,706
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	5,859,236	68,670,244
Disciplined Value, Class NAV, JHF III (Boston Partners)	487,676	9,846,185
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,513,478	18,192,010
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	899,312	9,622,641
Equity Income, Class NAV, JHF II (T. Rowe Price)	826,923	15,380,766
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	1,615,074	19,348,588
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	209,446	9,994,749
Global Equity, Class NAV, JHF II (MIM US) (B)	2,254,327	26,353,086
Global Shareholder Yield, Class NAV, JHF III (Epoch)	1,687,143	18,693,546
International Dynamic Growth, Class NAV, JHIT (Axiom) (C)	405,674	4,178,439
International Growth, Class NAV, JHF III (Wellington)	476,197	13,328,763
International Growth Stock, Class NAV, JHF II (Invesco)	53,254	739,694
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	5,875,472	55,405,699
Mid Cap Stock, Class NAV, JHF II (Wellington)	642,168	14,660,688
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,173,277	17,505,299
Multifactor Emerging Markets ETF, JHETF (DFA)	191,354	4,902,298
Small Cap Growth, Class NAV, JHF II (Redwood)	309,596	5,346,727
Small Cap Stock, Class NAV, JHF II (Wellington)	87,811	810,497
Small Cap Value, Class NAV, JHF II (Wellington)	479,897	9,761,107
U.S. Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	3,191,237	31,816,630
Value Equity, Class NAV, JHIT (Barrow Hanley)	34,766	404,334
Fixed income - 67.5%
Asia Pacific Total Return Bond, Class NAV, JHF II (MIM US) (B)	4,777,913	47,301,338
Bond, Class NAV, JHSB (MIM US) (B)	27,726,001	444,725,053
Core Bond, Class NAV, JHF II (Wells Capital)	33,896,163	444,717,653
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	14,060,371	133,432,918
Floating Rate Income, Class NAV, JHF II (Bain Capital)	12,038,139	100,036,938
High Yield, Class NAV, JHBT (MIM US) (B)	18,152,926	62,083,008
Real Return Bond, Class NAV, JHF II (PIMCO)	950,257	10,547,854
18	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	9,131,580	$87,389,223
Spectrum Income, Class NAV, JHF II (T. Rowe Price)	1,992,220	21,276,906
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	22,841,254	240,746,821
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	1,863,367	20,683,375
Alternative and specialty - 5.2%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	4,262,400	38,915,713
Diversified Real Assets, Class NAV, JHIT (Deutsche/MIM NA/Wellington) (B)	3,965,839	39,856,687
Infrastructure, Class NAV, JHIT (Wellington) (E)	3,151,460	40,779,893
Seaport Long/Short, Class NAV, JHIT (Wellington)	330,913	3,805,500

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $2,007,276,140)		$2,107,879,009
UNAFFILIATED INVESTMENT COMPANIES - 7.2%
Equity - 0.4%
Fidelity International Index Fund	222,227	9,193,520
Fixed income - 6.8%

Fidelity Inflation Protected Bond Index Fund	16,309,938	163,914,880

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $167,423,851)		$173,108,400
SHORT-TERM INVESTMENTS - 4.5%
U.S. Government - 4.5%
U.S. Treasury Bill, 2.100%, 09/26/2019 *	1,294,000	1,287,519
U.S. Treasury Bill, 2.160%, 09/12/2019 *	53,446,000	53,222,175
U.S. Treasury Bill, 2.310%, 08/29/2019 *	14,164,000	14,115,310
U.S. Treasury Bill, 2.335%, 08/08/2019 *	654,000	652,592
U.S. Treasury Bill, 2.366%, 07/18/2019 *	1,427,000	1,425,635
U.S. Treasury Bill, 2.372%, 08/08/2019 *	36,810,000	36,730,736
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3057% (D)	8,559	8,559
TOTAL SHORT-TERM INVESTMENTS (Cost $107,413,925)		$107,442,526

Total Investments (Multimanager Lifestyle Conservative Portfolio) (Cost $2,282,113,916) - 100.0%	$2,388,429,935
Other assets and liabilities, net - 0.0%	(521,788)
TOTAL NET ASSETS - 100.0%	$2,387,908,147
Percentages are based upon net assets.
Security Abbreviations and Legend
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHIT	John Hancock Investment Trust
JHIT II	John Hancock Investment Trust II
MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO (continued)

JHETF	John Hancock Exchange-Traded Fund Trust
JHSB	John Hancock Sovereign Bond Fund
JHBT	John Hancock Bond Trust
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Non-income producing.
(D)	The rate shown is the annualized seven-day yield as of 6-30-19.
(E)	Formerly known as Enduring Assets Fund.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	19

Financial statements
STATEMENTS OF ASSETS AND LIABILITIES 6-30-19 (unaudited)

	Multimanager Lifestyle Aggressive Portfolio	Multimanager Lifestyle Growth Portfolio	Multimanager Lifestyle Balanced Portfolio	Multimanager Lifestyle Moderate Portfolio	Multimanager Lifestyle Conservative Portfolio
Assets
Unaffiliated investments, at value	$4,326	$362,521,750	$588,353,726	$257,604,817	$280,550,926
Affiliated investments, at value	3,745,683,163	10,709,569,509	10,352,344,765	2,928,555,532	2,107,879,009
Total investments, at value	3,745,687,489	11,072,091,259	10,940,698,491	3,186,160,349	2,388,429,935
Dividends and interest receivable	333,677	4,969,519	8,798,668	3,478,869	3,218,869
Receivable for fund shares sold	390,713	744,555	1,274,139	962,081	824,099
Receivable for investments sold	9,203,791	23,397,163	20,340,314	6,801,414	738,640
Receivable from affiliates	506	1,678	1,766	647	559
Other assets	72,529	150,577	214,118	117,955	107,887
Total assets	3,755,688,705	11,101,354,751	10,971,327,496	3,197,521,315	2,393,319,989
Liabilities
Distributions payable	—	—	90,265	111,015	193,693
Payable for investments purchased	—	4,523,567	9,130,228	3,739,221	3,542,941
Payable for fund shares repurchased	9,533,665	24,399,819	21,628,011	7,625,215	1,322,438
Payable to affiliates
Accounting and legal services fees	322,896	957,919	948,043	277,801	207,639
Transfer agent fees	57,936	202,936	217,168	82,030	71,271
Distribution and service fees	6,999	13,687	14,949	4,919	4,651
Trustees' fees	1,962	6,121	6,107	1,879	1,434
Other liabilities and accrued expenses	71,098	152,171	140,596	74,931	67,775
Total liabilities	9,994,556	30,256,220	32,175,367	11,917,011	5,411,842
Net assets	$3,745,694,149	$11,071,098,531	$10,939,152,129	$3,185,604,304	$2,387,908,147
Net assets consist of
Paid-in capital	$2,825,324,007	$8,823,318,607	$9,279,910,822	$2,868,685,999	$2,283,959,484
Total distributable earnings (loss)	920,370,142	2,247,779,924	1,659,241,307	316,918,305	103,948,663
Net assets	$3,745,694,149	$11,071,098,531	$10,939,152,129	$3,185,604,304	$2,387,908,147
Unaffiliated investments, at cost	$4,326	$356,587,538	$577,103,805	$251,977,565	$274,837,776
Affiliated investments, at cost	3,183,616,781	9,323,638,377	9,229,206,894	2,697,305,242	2,007,276,140
Total investments, at cost	3,183,621,107	9,680,225,915	9,806,310,699	2,949,282,807	2,282,113,916
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$496,514,807	$1,647,025,887	$1,724,845,354	$633,794,635	$543,824,736
Shares outstanding	32,611,785	108,749,683	117,878,243	47,074,040	41,877,635
Net asset value and redemption price per share	$15.23	$15.15	$14.63	$13.46	$12.99
Class B1
Net assets	$4,697,592	$19,767,749	$22,431,127	$8,905,979	$7,645,177
Shares outstanding	308,671	1,304,692	1,534,588	662,104	588,396
Net asset value, offering price and redemption price per share	$15.22	$15.15	$14.62	$13.45	$12.99
Class C1
Net assets	$93,206,136	$415,253,857	$463,370,324	$195,197,750	$171,775,514
Shares outstanding	6,118,502	27,445,516	31,665,747	14,495,597	13,225,085
Net asset value, offering price and redemption price per share	$15.23	$15.13	$14.63	$13.47	$12.99
Class I
Net assets	$11,191,510	$34,414,281	$42,327,464	$13,121,720	$14,013,743
Shares outstanding	736,896	2,283,853	2,911,434	978,759	1,081,019
Net asset value, offering price and redemption price per share	$15.19	$15.07	$14.54	$13.41	$12.96
Class R1
Net assets	$4,936,633	$13,292,607	$9,737,055	$3,955,533	$5,296,375
Shares outstanding	324,084	874,393	668,921	294,274	408,204
Net asset value, offering price and redemption price per share	$15.23	$15.20	$14.56	$13.44	$12.97
Class R2
Net assets	$4,918,446	$10,731,434	$10,153,556	$2,474,742	$2,501,692
Shares outstanding	325,454	714,307	698,286	184,540	192,890
Net asset value, offering price and redemption price per share	$15.11	$15.02	$14.54	$13.41	$12.97
Class R3
Net assets	$8,626,305	$11,964,246	$18,325,067	$5,786,093	$3,657,737
Shares outstanding	568,898	792,262	1,256,005	430,645	282,405
Net asset value, offering price and redemption price per share	$15.16	$15.10	$14.59	$13.44	$12.95
Class R4
Net assets	$4,664,196	$5,494,671	$8,539,528	$3,179,368	$2,934,881
Shares outstanding	307,730	363,119	584,870	237,187	226,514
Net asset value, offering price and redemption price per share	$15.16	$15.13	$14.60	$13.40	$12.96
20	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES 6-30-19 (unaudited)

Continued
	Multimanager Lifestyle Aggressive Portfolio	Multimanager Lifestyle Growth Portfolio	Multimanager Lifestyle Balanced Portfolio	Multimanager Lifestyle Moderate Portfolio	Multimanager Lifestyle Conservative Portfolio
Class R5
Net assets	$1,910,693	$8,488,758	$13,248,749	$5,888,690	$3,177,027
Shares outstanding	125,716	559,552	906,015	438,789	245,083
Net asset value, offering price and redemption price per share	$15.20	$15.17	$14.62	$13.42	$12.96
Class R6
Net assets	$44,465,245	$115,817,658	$121,570,311	$34,249,661	$23,714,043
Shares outstanding	2,927,626	7,678,303	8,365,612	2,556,518	1,830,542
Net asset value, offering price and redemption price per share	$15.19	$15.08	$14.53	$13.40	$12.95
Class 1
Net assets	$3,070,562,586	$8,465,574,723	$8,345,101,238	$2,219,510,345	$1,609,367,222
Shares outstanding	202,521,789	561,209,524	574,409,102	165,405,983	124,206,508
Net asset value, offering price and redemption price per share	$15.16	$15.08	$14.53	$13.42	$12.96
Class 5
Net assets	—	$323,272,660	$159,502,356	$59,539,788	—
Shares outstanding	—	21,460,891	10,973,470	4,442,831	—
Net asset value, offering price and redemption price per share	—	$15.06	$14.54	$13.40	—
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$16.03	$15.95	$15.40	$14.17	$13.67

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	21

STATEMENTS OF OPERATIONS For the six months ended 6-30-19 (unaudited)

	Multimanager Lifestyle Aggressive Portfolio	Multimanager Lifestyle Growth Portfolio	Multimanager Lifestyle Balanced Portfolio	Multimanager Lifestyle Moderate Portfolio	Multimanager Lifestyle Conservative Portfolio
Investment income
Income distributions received from affiliated investments	$3,661,369	$40,569,567	$70,764,283	$28,331,299	$26,048,878
Interest	14,770	1,589,054	2,572,154	922,274	1,038,020
Dividends	—	205,744	393,994	212,416	208,274
Total investment income	3,676,139	42,364,365	73,730,431	29,465,989	27,295,172
Expenses
Investment management fees	3,208,708	8,997,922	8,919,728	2,619,921	2,108,274
Distribution and service fees	2,034,331	6,850,242	7,237,273	2,574,542	2,162,372
Accounting and legal services fees	355,399	1,051,112	1,036,814	303,133	225,587
Transfer agent fees	341,581	1,204,018	1,289,975	485,628	422,695
Trustees' fees	36,686	109,510	109,055	32,322	24,265
Custodian fees	16,439	16,960	16,951	16,946	16,433
State registration fees	78,277	84,817	86,980	81,934	77,804
Printing and postage	34,008	94,621	83,504	37,621	32,810
Professional fees	44,892	97,440	96,513	41,692	35,386
Other	21,180	50,021	50,303	19,822	16,329
Total expenses	6,171,501	18,556,663	18,927,096	6,213,561	5,121,955
Less expense reductions	(2,340,289)	(5,570,027)	(4,789,516)	(1,179,676)	(805,798)
Net expenses	3,831,212	12,986,636	14,137,580	5,033,885	4,316,157
Net investment income (loss)	(155,073)	29,377,729	59,592,851	24,432,104	22,979,015
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	141,189	322,075	207,161	17,850	356
Affiliated investments	121,220,106	286,368,220	199,114,316	17,938,590	(368,497)
	121,361,295	286,690,295	199,321,477	17,956,440	(368,141)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	—	5,953,902	11,293,933	5,643,692	5,727,057
Affiliated investments	429,001,700	1,150,751,258	1,008,867,674	269,557,973	161,527,692
	429,001,700	1,156,705,160	1,020,161,607	275,201,665	167,254,749
Net realized and unrealized gain	550,362,995	1,443,395,455	1,219,483,084	293,158,105	166,886,608
Increase (decrease) in net assets from operations	$550,207,922	$1,472,773,184	$1,279,075,935	$317,590,209	$189,865,623
22	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Multimanager Lifestyle Aggressive Portfolio		Multimanager Lifestyle Growth Portfolio		Multimanager Lifestyle Balanced Portfolio
	Six months ended 6-30-19 (unaudited)	Year ended 12-31-18	Six months ended 6-30-19 (unaudited)	Year ended 12-31-18	Six months ended 6-30-19 (unaudited)	Year ended 12-31-18
Increase (decrease) in net assets
From operations
Net investment income (loss)	$(155,073)	$38,976,527	$29,377,729	$174,147,836	$59,592,851	$234,118,177
Net realized gain	121,361,295	441,599,862	286,690,295	1,125,995,956	199,321,477	840,858,408
Change in net unrealized appreciation (depreciation)	429,001,700	(858,679,480)	1,156,705,160	(2,251,917,031)	1,020,161,607	(1,810,722,398)
Increase (decrease) in net assets resulting from operations	550,207,922	(378,103,091)	1,472,773,184	(951,773,239)	1,279,075,935	(735,745,813)
From net investment income and net realized gain
Class A	—	(51,109,195)	—	(154,331,632)	(6,858,980)	(135,841,404)
Class B	—	(632,408)	—	(2,514,337)	(14,096)	(2,159,589)
Class C	—	(9,984,618)	—	(39,639,362)	(288,530)	(37,300,776)
Class I	—	(1,074,039)	—	(3,432,022)	(233,018)	(3,642,958)
Class R1	—	(538,925)	—	(1,363,477)	(26,365)	(1,025,976)
Class R2	—	(615,824)	—	(1,250,503)	(37,433)	(1,118,486)
Class R3	—	(875,456)	—	(1,102,923)	(51,492)	(1,287,203)
Class R4	—	(500,565)	—	(515,626)	(40,553)	(631,099)
Class R5	—	(358,437)	—	(882,566)	(74,928)	(1,173,544)
Class R6	—	(3,872,638)	—	(9,159,506)	(656,163)	(7,268,376)
Class 1	—	(341,594,813)	—	(852,825,679)	(48,210,224)	(713,637,053)
Class 5	—	—	—	(30,388,934)	(944,109)	(12,816,870)
Total distributions	—	(411,156,918)	—	(1,097,406,567)	(57,435,891)	(917,903,334)
Portfolio share transactions
From portfolio share transactions	(222,619,287)	(73,238,755)	(730,539,268)	(521,635,491)	(652,395,408)	(742,423,310)
Total increase (decrease)	327,588,635	(862,498,764)	742,233,916	(2,570,815,297)	569,244,636	(2,396,072,457)
Net assets
Beginning of period	3,418,105,514	4,280,604,278	10,328,864,615	12,899,679,912	10,369,907,493	12,765,979,950
End of period	$3,745,694,149	$3,418,105,514	$11,071,098,531	$10,328,864,615	$10,939,152,129	$10,369,907,493
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	23

STATEMENTS OF CHANGES IN NET ASSETS

Continued
	Multimanager Lifestyle Moderate Portfolio		Multimanager Lifestyle Conservative Portfolio
	Six months ended 6-30-19 (unaudited)	Year ended 12-31-18	Six months ended 6-30-19 (unaudited)	Year ended 12-31-18
Increase (decrease) in net assets
From operations
Net investment income	$24,432,104	$83,315,294	$22,979,015	$67,974,796
Net realized gain (loss)	17,956,440	165,950,322	(368,141)	49,367,464
Change in net unrealized appreciation (depreciation)	275,201,665	(417,709,977)	167,254,749	(206,978,404)
Increase (decrease) in net assets resulting from operations	317,590,209	(168,444,361)	189,865,623	(89,636,144)
From net investment income and net realized gain
Class A	(3,999,493)	(39,590,857)	(4,581,744)	(20,860,532)
Class B	(28,357)	(708,969)	(40,730)	(334,764)
Class C	(581,481)	(11,978,202)	(875,969)	(5,947,405)
Class I	(107,715)	(1,007,565)	(140,805)	(622,608)
Class R1	(24,613)	(316,963)	(38,913)	(237,034)
Class R2	(14,660)	(227,077)	(20,535)	(112,100)
Class R3	(29,616)	(335,571)	(27,086)	(132,417)
Class R4	(22,744)	(204,665)	(27,237)	(87,989)
Class R5	(49,106)	(456,067)	(33,426)	(180,532)
Class R6	(272,897)	(1,672,764)	(232,672)	(836,279)
Class 1	(18,121,374)	(152,722,250)	(16,442,608)	(69,386,676)
Class 5	(492,234)	(3,762,358)	—	—
Total distributions	(23,744,290)	(212,983,308)	(22,461,725)	(98,738,336)
Portfolio share transactions
From portfolio share transactions	(200,203,887)	(328,205,952)	(123,542,746)	(340,224,242)
Total increase (decrease)	93,642,032	(709,633,621)	43,861,152	(528,598,722)
Net assets
Beginning of period	3,091,962,272	3,801,595,893	2,344,046,995	2,872,645,717
End of period	$3,185,604,304	$3,091,962,272	$2,387,908,147	$2,344,046,995
24	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
Multimanager Lifestyle Aggressive Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)[3]	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[4,5]	Expenses before reductions (%)[6]	Expenses including reductions (%)[6]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Multimanager Lifestyle Aggressive Portfolio
Class A
06-30-2019 [7]	13.10	(0.02)	2.15	2.13	—	—	—	15.23	16.26 [8]	0.62 [9]	0.49 [9]	(0.29) [9]	497	21
12-31-2018	16.52	0.12	(1.82)	(1.70)	(0.12)	(1.60)	(1.72)	13.10	(10.19)	0.56	0.48	0.72	439	22
12-31-2017	14.72	0.13	3.23	3.36	(0.13)	(1.43)	(1.56)	16.52	22.79	0.55	0.48	0.79	499	23
12-31-2016	14.87	0.12	0.91	1.03	(0.12)	(1.06)	(1.18)	14.72	6.92	0.53	0.47	0.78	419	31
12-31-2015	16.29	0.11	(0.34)	(0.23)	(0.10)	(1.09)	(1.19)	14.87	(1.54)	0.52	0.47	0.64	411	15
12-31-2014	15.94	0.10	0.60	0.70	(0.09)	(0.26)	(0.35)	16.29	4.39	0.53	0.47	0.59	393	18
Class B
06-30-2019 [7]	13.14	(0.07)	2.15	2.08	—	—	—	15.22	15.83 [8]	1.32 [9]	1.19 [9]	(1.01) [9]	5	21
12-31-2018	16.55	(0.03)	(1.78)	(1.81)	— [10]	(1.60)	(1.60)	13.14	(10.82)	1.26	1.18	(0.17)	6	22
12-31-2017	14.75	(0.02)	3.26	3.24	(0.01)	(1.43)	(1.44)	16.55	21.97	1.25	1.18	(0.10)	10	23
12-31-2016	14.90	(0.01)	0.93	0.92	(0.01)	(1.06)	(1.07)	14.75	6.15	1.23	1.19	(0.08)	12	31
12-31-2015	16.33	(0.04)	(0.32)	(0.36)	—	(1.07)	(1.07)	14.90	(2.31)	1.24	1.21	(0.26)	16	15
12-31-2014	15.98	(0.06)	0.63	0.57	—	(0.22)	(0.22)	16.33	3.58	1.28	1.26	(0.36)	22	18
Class C
06-30-2019 [7]	13.15	(0.07)	2.15	2.08	—	—	—	15.23	15.82 [8]	1.32 [9]	1.19 [9]	(1.00) [9]	93	21
12-31-2018	16.57	(0.02)	(1.80)	(1.82)	— [10]	(1.60)	(1.60)	13.15	(10.87)	1.26	1.18	(0.14)	91	22
12-31-2017	14.76	— [10]	3.25	3.25	(0.01)	(1.43)	(1.44)	16.57	22.03	1.25	1.18	(0.03)	148	23
12-31-2016	14.92	— [10]	0.91	0.91	(0.01)	(1.06)	(1.07)	14.76	6.07	1.23	1.19	0.01	155	31
12-31-2015	16.33	(0.02)	(0.32)	(0.34)	—	(1.07)	(1.07)	14.92	(2.19)	1.22	1.19	(0.11)	167	15
12-31-2014	15.99	(0.03)	0.60	0.57	—	(0.23)	(0.23)	16.33	3.56	1.23	1.21	(0.19)	169	18
Class I
06-30-2019 [7]	13.04	— [10]	2.15	2.15	—	—	—	15.19	16.49 [8]	0.33 [9]	0.19 [9]	0.02 [9]	11	21
12-31-2018	16.47	0.15	(1.81)	(1.66)	(0.17)	(1.60)	(1.77)	13.04	(9.98)	0.28	0.18	0.91	10	22
12-31-2017	14.67	0.22	3.19	3.41	(0.18)	(1.43)	(1.61)	16.47	23.20	0.24	0.17	1.33	10	23
12-31-2016	14.83	0.19	0.87	1.06	(0.16)	(1.06)	(1.22)	14.67	7.18	0.22	0.17	1.25	4	31
12-31-2015 [11]	17.07	0.28	(1.28)	(1.00)	(0.15)	(1.09)	(1.24)	14.83	(5.98) [8]	0.20 [9]	0.17 [9]	2.56 [9]	3	15 [12]
Class R1
06-30-2019 [7]	13.12	(0.04)	2.15	2.11	—	—	—	15.23	16.08 [8]	0.95 [9]	0.82 [9]	(0.62) [9]	5	21
12-31-2018	16.55	0.04	(1.81)	(1.77)	(0.06)	(1.60)	(1.66)	13.12	(10.58)	0.92	0.83	0.25	5	22
12-31-2017	14.74	0.05	3.26	3.31	(0.07)	(1.43)	(1.50)	16.55	22.44	0.89	0.82	0.33	6	23
12-31-2016	14.90	0.05	0.91	0.96	(0.06)	(1.06)	(1.12)	14.74	6.48	0.88	0.84	0.35	6	31
12-31-2015	16.32	0.02	(0.31)	(0.29)	(0.04)	(1.09)	(1.13)	14.90	(1.89)	0.89	0.86	0.12	7	15
12-31-2014	15.98	(0.03)	0.64	0.61	(0.01)	(0.26)	(0.27)	16.32	3.82	1.02	1.00	(0.18)	8	18
Class R2
06-30-2019 [7]	13.00	(0.03)	2.14	2.11	—	—	—	15.11	16.14 [8]	0.70 [9]	0.57 [9]	(0.37) [9]	5	21
12-31-2018	16.42	0.08	(1.79)	(1.71)	(0.11)	(1.60)	(1.71)	13.00	(10.28)	0.68	0.59	0.49	4	22
12-31-2017	14.64	0.07	3.25	3.32	(0.11)	(1.43)	(1.54)	16.42	22.67	0.64	0.57	0.41	6	23
12-31-2016	14.80	0.10	0.90	1.00	(0.10)	(1.06)	(1.16)	14.64	6.78	0.62	0.58	0.67	7	31
12-31-2015	16.22	0.07	(0.32)	(0.25)	(0.08)	(1.09)	(1.17)	14.80	(1.65)	0.65	0.60	0.44	5	15
12-31-2014	15.88	0.14	0.53	0.67	(0.07)	(0.26)	(0.33)	16.22	4.19	1.01	0.62	0.85	5	18
Class R3
06-30-2019 [7]	13.06	(0.04)	2.14	2.10	—	—	—	15.16	16.08 [8]	0.86 [9]	0.74 [9]	(0.54) [9]	9	21
12-31-2018	16.48	0.07	(1.81)	(1.74)	(0.08)	(1.60)	(1.68)	13.06	(10.46)	0.81	0.72	0.44	8	22
12-31-2017	14.68	0.23	3.09	3.32	(0.09)	(1.43)	(1.52)	16.48	22.58	0.80	0.73	1.38	10	23
12-31-2016	14.84	0.07	0.91	0.98	(0.08)	(1.06)	(1.14)	14.68	6.59	0.77	0.73	0.45	5	31
12-31-2015	16.27	0.06	(0.35)	(0.29)	(0.05)	(1.09)	(1.14)	14.84	(1.86)	0.81	0.78	0.34	6	15
12-31-2014	15.92	(0.01)	0.64	0.63	(0.02)	(0.26)	(0.28)	16.27	3.94	0.94	0.92	(0.06)	7	18
Class R4
06-30-2019 [7]	13.03	(0.01)	2.14	2.13	—	—	—	15.16	16.35 [8]	0.57 [9]	0.34 [9]	(0.14) [9]	5	21
12-31-2018	16.45	0.11	(1.78)	(1.67)	(0.15)	(1.60)	(1.75)	13.03	(10.08)	0.52	0.33	0.69	4	22
12-31-2017	14.66	0.16	3.21	3.37	(0.15)	(1.43)	(1.58)	16.45	22.98	0.50	0.33	1.00	8	23
12-31-2016	14.81	0.11	0.94	1.05	(0.14)	(1.06)	(1.20)	14.66	7.10	0.47	0.33	0.76	7	31
12-31-2015	16.24	0.10	(0.32)	(0.22)	(0.12)	(1.09)	(1.21)	14.81	(1.46)	0.51	0.38	0.60	6	15
12-31-2014	15.90	0.09	0.59	0.68	(0.08)	(0.26)	(0.34)	16.24	4.25	0.68	0.56	0.53	7	18
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE AGGRESSIVE PORTFOLIO	25

Financial highlights continued
Multimanager Lifestyle Aggressive Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)[3]	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[4,5]	Expenses before reductions (%)[6]	Expenses including reductions (%)[6]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class R5
06-30-2019 [7]	13.05	— [10]	2.15	2.15	—	—	—	15.20	16.48 [8]	0.26 [9]	0.13 [9]	0.05 [9]	2	21
12-31-2018	16.48	0.11	(1.76)	(1.65)	(0.18)	(1.60)	(1.78)	13.05	(9.91)	0.22	0.13	0.66	3	22
12-31-2017	14.68	0.17	3.24	3.41	(0.18)	(1.43)	(1.61)	16.48	23.25	0.20	0.13	1.04	7	23
12-31-2016	14.83	0.15	0.93	1.08	(0.17)	(1.06)	(1.23)	14.68	7.30	0.17	0.13	1.01	7	31
12-31-2015	16.26	0.13	(0.31)	(0.18)	(0.16)	(1.09)	(1.25)	14.83	(1.25)	0.19	0.16	0.81	8	15
12-31-2014	15.92	0.12	0.61	0.73	(0.13)	(0.26)	(0.39)	16.26	4.56	0.28	0.26	0.75	12	18
Class R6
06-30-2019 [7]	13.04	0.01	2.14	2.15	—	—	—	15.19	16.49 [8]	0.22 [9]	0.09 [9]	0.13 [9]	44	21
12-31-2018	16.47	0.22	(1.86)	(1.64)	(0.19)	(1.60)	(1.79)	13.04	(9.87)	0.17	0.08	1.31	33	22
12-31-2017	14.67	0.25	3.17	3.42	(0.19)	(1.43)	(1.62)	16.47	23.32	0.15	0.08	1.51	29	23
12-31-2016	14.82	0.16	0.93	1.09	(0.18)	(1.06)	(1.24)	14.67	7.38	0.12	0.06	1.10	18	31
12-31-2015	16.23	0.18	(0.33)	(0.15)	(0.17)	(1.09)	(1.26)	14.82	(1.07)	0.13	0.06	1.12	21	15
12-31-2014	15.89	0.20	0.56	0.76	(0.16)	(0.26)	(0.42)	16.23	4.76	0.26	0.06	1.24	15	18
Class 1
06-30-2019 [7]	13.02	0.01	2.13	2.14	—	—	—	15.16	16.44 [8]	0.26 [9]	0.13 [9]	0.07 [9]	3,071	21
12-31-2018	16.45	0.17	(1.82)	(1.65)	(0.18)	(1.60)	(1.78)	13.02	(9.92)	0.20	0.12	1.03	2,815	22
12-31-2017	14.65	0.18	3.24	3.42	(0.19)	(1.43)	(1.62)	16.45	23.31	0.19	0.12	1.08	3,548	23
12-31-2016	14.81	0.16	0.91	1.07	(0.17)	(1.06)	(1.23)	14.65	7.26	0.16	0.11	1.10	3,360	31
12-31-2015	16.22	0.16	(0.32)	(0.16)	(0.16)	(1.09)	(1.25)	14.81	(1.12)	0.14	0.11	0.94	3,560	15
12-31-2014	15.88	0.14	0.61	0.75	(0.15)	(0.26)	(0.41)	16.22	4.71	0.13	0.11	0.88	3,937	18

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Capital gain distributions may vary between classes due to expense differences applied to ordinary income distributions from underlying funds.
[4] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5] Does not reflect the effect of sales charges, if any.
[6] Ratios do not include expense indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[7] Six months ended 6-30-19. Unaudited.
[8] Not annualized.
[9] Annualized.
[10] Less than $0.005 per share.
[11] The inception date for Class I shares is 5-1-15.
[12] Portfolio turnover is shown for the period from 1-1-15 to 12-31-15.
26	JOHN HANCOCK MULTIMANAGER LIFESTYLE AGGRESSIVE PORTFOLIO | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager Lifestyle Growth Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)[3]	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[4,5]	Expenses before reductions (%)[6]	Expenses including reductions (%)[6]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Multimanager Lifestyle Growth Portfolio
Class A
06-30-2019 [7]	13.23	0.02	1.90	1.92	—	—	—	15.15	14.51 [8]	0.61 [9]	0.50 [9]	0.28 [9]	1,647	20
12-31-2018	16.16	0.20	(1.62)	(1.42)	(0.20)	(1.31)	(1.51)	13.23	(8.70)	0.55	0.48	1.22	1,502	20
12-31-2017	14.77	0.19	2.59	2.78	(0.20)	(1.19)	(1.39)	16.16	18.84	0.54	0.48	1.17	1,719	24
12-31-2016	14.89	0.18	0.82	1.00	(0.20)	(0.92)	(1.12)	14.77	6.69	0.52	0.47	1.19	1,587	28
12-31-2015	16.35	0.19	(0.41)	(0.22)	(0.19)	(1.05)	(1.24)	14.89	(1.45)	0.51	0.47	1.17	1,611	15
12-31-2014	16.09	0.19	0.54	0.73	(0.18)	(0.29)	(0.47)	16.35	4.48	0.52	0.47	1.14	1,535	16
Class B
06-30-2019 [7]	13.28	(0.03)	1.90	1.87	—	—	—	15.15	14.08 [8]	1.31 [9]	1.21 [9]	(0.46) [9]	20	20
12-31-2018	16.20	0.05	(1.57)	(1.52)	(0.09)	(1.31)	(1.40)	13.28	(9.33)	1.25	1.18	0.31	26	20
12-31-2017	14.82	0.05	2.61	2.66	(0.09)	(1.19)	(1.28)	16.20	17.94	1.24	1.18	0.31	46	24
12-31-2016	14.94	0.06	0.82	0.88	(0.08)	(0.92)	(1.00)	14.82	5.92	1.22	1.19	0.37	57	28
12-31-2015	16.39	0.05	(0.38)	(0.33)	(0.07)	(1.05)	(1.12)	14.94	(2.09)	1.22	1.19	0.30	76	15
12-31-2014	16.14	0.04	0.56	0.60	(0.06)	(0.29)	(0.35)	16.39	3.65	1.23	1.21	0.23	100	16
Class C
06-30-2019 [7]	13.27	(0.03)	1.89	1.86	—	—	—	15.13	14.10 [8]	1.31 [9]	1.21 [9]	(0.43) [9]	415	20
12-31-2018	16.18	0.06	(1.57)	(1.51)	(0.09)	(1.31)	(1.40)	13.27	(9.34)	1.25	1.18	0.38	414	20
12-31-2017	14.80	0.06	2.60	2.66	(0.09)	(1.19)	(1.28)	16.18	17.97	1.24	1.18	0.40	629	24
12-31-2016	14.92	0.07	0.81	0.88	(0.08)	(0.92)	(1.00)	14.80	5.93	1.22	1.19	0.45	670	28
12-31-2015	16.37	0.07	(0.40)	(0.33)	(0.07)	(1.05)	(1.12)	14.92	(2.09)	1.21	1.19	0.42	730	15
12-31-2014	16.12	0.06	0.54	0.60	(0.06)	(0.29)	(0.35)	16.37	3.66	1.22	1.20	0.38	739	16
Class I
06-30-2019 [7]	13.15	0.04	1.88	1.92	—	—	—	15.07	14.60 [8]	0.32 [9]	0.20 [9]	0.58 [9]	34	20
12-31-2018	16.07	0.24	(1.60)	(1.36)	(0.25)	(1.31)	(1.56)	13.15	(8.37)	0.26	0.18	1.47	32	20
12-31-2017	14.69	0.29	2.53	2.82	(0.25)	(1.19)	(1.44)	16.07	19.20	0.23	0.17	1.78	38	24
12-31-2016	14.82	0.34	0.69	1.03	(0.24)	(0.92)	(1.16)	14.69	6.97	0.21	0.17	2.27	16	28
12-31-2015 [10]	16.97	0.23	(1.09)	(0.86)	(0.24)	(1.05)	(1.29)	14.82	(5.17) [8]	0.20 [9]	0.17 [9]	2.11 [9]	6	15 [11]
Class R1
06-30-2019 [7]	13.30	— [12]	1.90	1.90	—	—	—	15.20	14.29 [8]	0.93 [9]	0.83 [9]	(0.06) [9]	13	20
12-31-2018	16.23	0.13	(1.60)	(1.47)	(0.15)	(1.31)	(1.46)	13.30	(9.00)	0.89	0.82	0.79	14	20
12-31-2017	14.83	0.13	2.61	2.74	(0.15)	(1.19)	(1.34)	16.23	18.45	0.87	0.82	0.79	18	24
12-31-2016	14.96	0.13	0.80	0.93	(0.14)	(0.92)	(1.06)	14.83	6.24	0.85	0.81	0.83	18	28
12-31-2015	16.41	0.13	(0.40)	(0.27)	(0.13)	(1.05)	(1.18)	14.96	(1.73)	0.86	0.83	0.76	20	15
12-31-2014	16.15	0.10	0.56	0.66	(0.11)	(0.29)	(0.40)	16.41	4.04	0.89	0.87	0.62	22	16
Class R2
06-30-2019 [7]	13.13	0.01	1.88	1.89	—	—	—	15.02	14.39 [8]	0.70 [9]	0.60 [9]	0.17 [9]	11	20
12-31-2018	16.05	0.17	(1.59)	(1.42)	(0.19)	(1.31)	(1.50)	13.13	(8.78)	0.64	0.57	1.06	11	20
12-31-2017	14.68	0.14	2.61	2.75	(0.19)	(1.19)	(1.38)	16.05	18.71	0.64	0.58	0.86	13	24
12-31-2016	14.81	0.17	0.80	0.97	(0.18)	(0.92)	(1.10)	14.68	6.56	0.61	0.58	1.14	18	28
12-31-2015	16.27	0.18	(0.42)	(0.24)	(0.17)	(1.05)	(1.22)	14.81	(1.55)	0.62	0.59	1.09	15	15
12-31-2014	16.02	0.18	0.51	0.69	(0.15)	(0.29)	(0.44)	16.27	4.29	0.73	0.62	1.07	12	16
Class R3
06-30-2019 [7]	13.21	—	1.89	1.89	—	—	—	15.10	14.31 [8]	0.84 [9]	0.74 [9]	0.04 [9]	12	20
12-31-2018	16.13	0.15	(1.59)	(1.44)	(0.17)	(1.31)	(1.48)	13.21	(8.87)	0.76	0.68	0.95	11	20
12-31-2017	14.75	0.17	2.57	2.74	(0.17)	(1.19)	(1.36)	16.13	18.54	0.78	0.73	1.05	14	24
12-31-2016	14.87	0.14	0.82	0.96	(0.16)	(0.92)	(1.08)	14.75	6.44	0.74	0.71	0.91	14	28
12-31-2015	16.33	0.12	(0.38)	(0.26)	(0.15)	(1.05)	(1.20)	14.87	(1.70)	0.77	0.74	0.71	18	15
12-31-2014	16.08	0.11	0.55	0.66	(0.12)	(0.29)	(0.41)	16.33	4.09	0.82	0.80	0.69	23	16
Class R4
06-30-2019 [7]	13.21	0.03	1.89	1.92	—	—	—	15.13	14.53 [8]	0.53 [9]	0.33 [9]	0.47 [9]	5	20
12-31-2018	16.14	0.16	(1.55)	(1.39)	(0.23)	(1.31)	(1.54)	13.21	(8.56)	0.50	0.33	1.00	5	20
12-31-2017	14.75	0.19	2.62	2.81	(0.23)	(1.19)	(1.42)	16.14	19.03	0.48	0.32	1.19	11	24
12-31-2016	14.87	0.18	0.84	1.02	(0.22)	(0.92)	(1.14)	14.75	6.85	0.46	0.33	1.18	15	28
12-31-2015	16.33	0.18	(0.38)	(0.20)	(0.21)	(1.05)	(1.26)	14.87	(1.30)	0.47	0.34	1.10	19	15
12-31-2014	16.08	0.21	0.52	0.73	(0.19)	(0.29)	(0.48)	16.33	4.49	0.51	0.39	1.26	29	16
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO	27

Financial highlights continued
Multimanager Lifestyle Growth Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)[3]	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[4,5]	Expenses before reductions (%)[6]	Expenses including reductions (%)[6]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class R5
06-30-2019 [7]	13.23	0.05	1.89	1.94	—	—	—	15.17	14.66 [8]	0.25 [9]	0.15 [9]	0.63 [9]	8	20
12-31-2018	16.16	0.18	(1.54)	(1.36)	(0.26)	(1.31)	(1.57)	13.23	(8.35)	0.21	0.14	1.12	8	20
12-31-2017	14.77	0.24	2.60	2.84	(0.26)	(1.19)	(1.45)	16.16	19.22	0.18	0.13	1.46	22	24
12-31-2016	14.89	0.21	0.84	1.05	(0.25)	(0.92)	(1.17)	14.77	7.05	0.16	0.13	1.40	21	28
12-31-2015	16.35	0.22	(0.38)	(0.16)	(0.25)	(1.05)	(1.30)	14.89	(1.10)	0.16	0.14	1.34	28	15
12-31-2014	16.10	0.22	0.55	0.77	(0.23)	(0.29)	(0.52)	16.35	4.71	0.19	0.17	1.34	38	16
Class R6
06-30-2019 [7]	13.15	0.05	1.88	1.93	—	—	—	15.08	14.68 [8]	0.21 [9]	0.10 [9]	0.70 [9]	116	20
12-31-2018	16.08	0.28	(1.63)	(1.35)	(0.27)	(1.31)	(1.58)	13.15	(8.34)	0.15	0.08	1.75	88	20
12-31-2017	14.70	0.33	2.51	2.84	(0.27)	(1.19)	(1.46)	16.08	19.30	0.14	0.08	2.00	78	24
12-31-2016	14.82	0.23	0.83	1.06	(0.26)	(0.92)	(1.18)	14.70	7.16	0.11	0.06	1.56	41	28
12-31-2015	16.28	0.27	(0.42)	(0.15)	(0.26)	(1.05)	(1.31)	14.82	(1.04)	0.11	0.06	1.63	47	15
12-31-2014	16.03	0.30	0.49	0.79	(0.25)	(0.29)	(0.54)	16.28	4.86	0.17	0.06	1.81	37	16
Class 1
06-30-2019 [7]	13.16	0.05	1.87	1.92	—	—	—	15.08	14.59 [8]	0.24 [9]	0.14 [9]	0.64 [9]	8,466	20
12-31-2018	16.08	0.25	(1.60)	(1.35)	(0.26)	(1.31)	(1.57)	13.16	(8.31)	0.19	0.12	1.53	7,935	20
12-31-2017	14.70	0.24	2.59	2.83	(0.26)	(1.19)	(1.45)	16.08	19.26	0.17	0.12	1.50	9,997	24
12-31-2016	14.83	0.23	0.81	1.04	(0.25)	(0.92)	(1.17)	14.70	7.03	0.15	0.11	1.55	9,850	28
12-31-2015	16.28	0.24	(0.39)	(0.15)	(0.25)	(1.05)	(1.30)	14.83	(1.02)	0.13	0.11	1.46	10,420	15
12-31-2014	16.03	0.23	0.55	0.78	(0.24)	(0.29)	(0.53)	16.28	4.80	0.13	0.11	1.41	11,576	16
Class 5
06-30-2019 [7]	13.13	0.05	1.88	1.93	—	—	—	15.06	14.70 [8]	0.19 [9]	0.09 [9]	0.69 [9]	323	20
12-31-2018	16.06	0.26	(1.61)	(1.35)	(0.27)	(1.31)	(1.58)	13.13	(8.34)	0.14	0.07	1.63	284	20
12-31-2017	14.68	0.26	2.58	2.84	(0.27)	(1.19)	(1.46)	16.06	19.34	0.12	0.07	1.63	314	24
12-31-2016	14.81	0.25	0.80	1.05	(0.26)	(0.92)	(1.18)	14.68	7.09	0.10	0.06	1.65	259	28
12-31-2015	16.26	0.26	(0.40)	(0.14)	(0.26)	(1.05)	(1.31)	14.81	(0.98)	0.08	0.06	1.57	243	15
12-31-2014	16.01	0.25	0.54	0.79	(0.25)	(0.29)	(0.54)	16.26	4.86	0.08	0.06	1.53	233	16

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Capital gain distributions may vary between classes due to expense differences applied to ordinary income distributions from underlying funds.
[4] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5] Does not reflect the effect of sales charges, if any.
[6] Ratios do not include expense indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[7] Six months ended 6-30-19. Unaudited.
[8] Not annualized.
[9] Annualized.
[10] The inception date for Class I shares is 5-1-15.
[11] Portfolio turnover is shown for the period from 1-1-15 to 12-31-15.
[12] Less than $0.005 per share.
28	JOHN HANCOCK MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager Lifestyle Balanced Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)[3]	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[4,5]	Expenses before reductions (%)[6]	Expenses including reductions (%)[6]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Multimanager Lifestyle Balanced Portfolio
Class A
06-30-2019 [7]	13.06	0.06	1.57	1.63	(0.06)	—	(0.06)	14.63	12.47 [8]	0.61 [9]	0.52 [9]	0.86 [9]	1,725	24
12-31-2018	15.29	0.26	(1.30)	(1.04)	(0.27)	(0.92)	(1.19)	13.06	(6.79)	0.56	0.49	1.74	1,604	18
12-31-2017	14.32	0.24	1.88	2.12	(0.25)	(0.90)	(1.15)	15.29	14.79	0.54	0.48	1.57	1,841	27
12-31-2016	14.31	0.24	0.72	0.96	(0.25)	(0.70)	(0.95)	14.32	6.73	0.52	0.47	1.64	1,782	23
12-31-2015	15.55	0.27	(0.50)	(0.23)	(0.26)	(0.75)	(1.01)	14.31	(1.54)	0.51	0.47	1.69	1,843	13
12-31-2014	15.36	0.28	0.34	0.62	(0.27)	(0.16)	(0.43)	15.55	4.00	0.52	0.47	1.77	1,786	15
Class B
06-30-2019 [7]	13.05	0.01	1.57	1.58	(0.01)	—	(0.01)	14.62	12.19 [8]	1.31 [9]	1.22 [9]	0.12 [9]	22	24
12-31-2018	15.28	0.13	(1.27)	(1.14)	(0.17)	(0.92)	(1.09)	13.05	(7.50)	1.26	1.19	0.87	28	18
12-31-2017	14.32	0.12	1.88	2.00	(0.14)	(0.90)	(1.04)	15.28	13.93	1.24	1.19	0.75	47	27
12-31-2016	14.31	0.12	0.74	0.86	(0.15)	(0.70)	(0.85)	14.32	5.99	1.22	1.19	0.83	59	23
12-31-2015	15.54	0.13	(0.46)	(0.33)	(0.15)	(0.75)	(0.90)	14.31	(2.20)	1.22	1.19	0.85	78	13
12-31-2014	15.35	0.13	0.37	0.50	(0.15)	(0.16)	(0.31)	15.54	3.21	1.24	1.22	0.85	98	15
Class C
06-30-2019 [7]	13.06	0.01	1.57	1.58	(0.01)	—	(0.01)	14.63	12.09 [8]	1.31 [9]	1.22 [9]	0.14 [9]	463	24
12-31-2018	15.30	0.14	(1.29)	(1.15)	(0.17)	(0.92)	(1.09)	13.06	(7.48)	1.26	1.19	0.92	479	18
12-31-2017	14.33	0.13	1.88	2.01	(0.14)	(0.90)	(1.04)	15.30	13.99	1.24	1.19	0.81	718	27
12-31-2016	14.32	0.13	0.73	0.86	(0.15)	(0.70)	(0.85)	14.33	5.99	1.22	1.19	0.90	792	23
12-31-2015	15.55	0.15	(0.48)	(0.33)	(0.15)	(0.75)	(0.90)	14.32	(2.19)	1.21	1.19	0.95	876	13
12-31-2014	15.37	0.16	0.33	0.49	(0.15)	(0.16)	(0.31)	15.55	3.18	1.22	1.20	1.00	892	15
Class I
06-30-2019 [7]	12.97	0.08	1.57	1.65	(0.08)	—	(0.08)	14.54	12.72 [8]	0.32 [9]	0.22 [9]	1.16 [9]	42	24
12-31-2018	15.20	0.31	(1.30)	(0.99)	(0.32)	(0.92)	(1.24)	12.97	(6.55)	0.27	0.19	2.05	40	18
12-31-2017	14.24	0.35	1.80	2.15	(0.29)	(0.90)	(1.19)	15.20	15.15	0.23	0.18	2.25	45	27
12-31-2016	14.24	0.35	0.65	1.00	(0.30)	(0.70)	(1.00)	14.24	7.01	0.21	0.17	2.42	17	23
12-31-2015 [10]	16.00	0.34	(1.08)	(0.74)	(0.27)	(0.75)	(1.02)	14.24	(4.70) [8]	0.20 [9]	0.17 [9]	3.26 [9]	6	13 [11]
Class R1
06-30-2019 [7]	12.99	0.04	1.56	1.60	(0.03)	—	(0.03)	14.56	12.34 [8]	0.93 [9]	0.84 [9]	0.52 [9]	10	24
12-31-2018	15.22	0.20	(1.29)	(1.09)	(0.22)	(0.92)	(1.14)	12.99	(7.15)	0.91	0.84	1.31	13	18
12-31-2017	14.26	0.19	1.86	2.05	(0.19)	(0.90)	(1.09)	15.22	14.39	0.88	0.83	1.21	17	27
12-31-2016	14.25	0.19	0.72	0.91	(0.20)	(0.70)	(0.90)	14.26	6.39	0.86	0.83	1.28	16	23
12-31-2015	15.48	0.20	(0.48)	(0.28)	(0.20)	(0.75)	(0.95)	14.25	(1.86)	0.86	0.84	1.27	17	13
12-31-2014	15.30	0.19	0.35	0.54	(0.20)	(0.16)	(0.36)	15.48	3.52	0.92	0.91	1.22	20	15
Class R2
06-30-2019 [7]	12.98	0.05	1.56	1.61	(0.05)	—	(0.05)	14.54	12.41 [8]	0.71 [9]	0.62 [9]	0.72 [9]	10	24
12-31-2018	15.20	0.25	(1.29)	(1.04)	(0.26)	(0.92)	(1.18)	12.98	(6.85)	0.66	0.59	1.62	12	18
12-31-2017	14.25	0.22	1.86	2.08	(0.23)	(0.90)	(1.13)	15.20	14.61	0.64	0.58	1.45	14	27
12-31-2016	14.24	0.23	0.72	0.95	(0.24)	(0.70)	(0.94)	14.25	6.66	0.61	0.58	1.57	16	23
12-31-2015	15.48	0.25	(0.50)	(0.25)	(0.24)	(0.75)	(0.99)	14.24	(1.66)	0.63	0.59	1.58	14	13
12-31-2014	15.29	0.29	0.30	0.59	(0.24)	(0.16)	(0.40)	15.48	3.87	0.79	0.62	1.86	10	15
Class R3
06-30-2019 [7]	13.02	0.04	1.57	1.61	(0.04)	—	(0.04)	14.59	12.38 [8]	0.84 [9]	0.75 [9]	0.63 [9]	18	24
12-31-2018	15.25	0.23	(1.30)	(1.07)	(0.24)	(0.92)	(1.16)	13.02	(7.03)	0.78	0.72	1.52	16	18
12-31-2017	14.29	0.20	1.87	2.07	(0.21)	(0.90)	(1.11)	15.25	14.47	0.78	0.73	1.31	18	27
12-31-2016	14.28	0.20	0.72	0.92	(0.21)	(0.70)	(0.91)	14.29	6.48	0.75	0.72	1.38	22	23
12-31-2015	15.51	0.20	(0.46)	(0.26)	(0.22)	(0.75)	(0.97)	14.28	(1.75)	0.76	0.74	1.30	24	13
12-31-2014	15.33	0.20	0.36	0.56	(0.22)	(0.16)	(0.38)	15.51	3.64	0.80	0.78	1.27	30	15
Class R4
06-30-2019 [7]	13.03	0.07	1.57	1.64	(0.07)	—	(0.07)	14.60	12.58 [8]	0.54 [9]	0.35 [9]	1.05 [9]	9	24
12-31-2018	15.26	0.27	(1.29)	(1.02)	(0.29)	(0.92)	(1.21)	13.03	(6.66)	0.51	0.35	1.79	7	18
12-31-2017	14.29	0.23	1.91	2.14	(0.27)	(0.90)	(1.17)	15.26	14.99	0.48	0.33	1.49	13	27
12-31-2016	14.28	0.24	0.74	0.98	(0.27)	(0.70)	(0.97)	14.29	6.90	0.46	0.33	1.68	21	23
12-31-2015	15.52	0.25	(0.46)	(0.21)	(0.28)	(0.75)	(1.03)	14.28	(1.42)	0.47	0.34	1.57	24	13
12-31-2014	15.33	0.28	0.35	0.63	(0.28)	(0.16)	(0.44)	15.52	4.12	0.49	0.37	1.78	40	15
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO	29

Financial highlights continued
Multimanager Lifestyle Balanced Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)[3]	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[4,5]	Expenses before reductions (%)[6]	Expenses including reductions (%)[6]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class R5
06-30-2019 [7]	13.05	0.08	1.57	1.65	(0.08)	—	(0.08)	14.62	12.67 [8]	0.25 [9]	0.16 [9]	1.21 [9]	13	24
12-31-2018	15.28	0.30	(1.29)	(0.99)	(0.32)	(0.92)	(1.24)	13.05	(6.47)	0.21	0.14	1.98	13	18
12-31-2017	14.31	0.30	1.87	2.17	(0.30)	(0.90)	(1.20)	15.28	15.19	0.19	0.14	1.95	19	27
12-31-2016	14.30	0.27	0.74	1.01	(0.30)	(0.70)	(1.00)	14.31	7.10	0.16	0.13	1.86	17	23
12-31-2015	15.53	0.30	(0.47)	(0.17)	(0.31)	(0.75)	(1.06)	14.30	(1.16)	0.16	0.14	1.88	29	13
12-31-2014	15.35	0.31	0.34	0.65	(0.31)	(0.16)	(0.47)	15.53	4.25	0.19	0.17	1.96	41	15
Class R6
06-30-2019 [7]	12.97	0.09	1.56	1.65	(0.09)	—	(0.09)	14.53	12.69 [8]	0.21 [9]	0.12 [9]	1.30 [9]	122	24
12-31-2018	15.20	0.35	(1.33)	(0.98)	(0.33)	(0.92)	(1.25)	12.97	(6.45)	0.16	0.09	2.29	84	18
12-31-2017	14.24	0.35	1.82	2.17	(0.31)	(0.90)	(1.21)	15.20	15.27	0.14	0.08	2.29	73	27
12-31-2016	14.24	0.28	0.73	1.01	(0.31)	(0.70)	(1.01)	14.24	7.13	0.11	0.06	1.92	44	23
12-31-2015	15.47	0.35	(0.51)	(0.16)	(0.32)	(0.75)	(1.07)	14.24	(1.08)	0.11	0.06	2.27	66	13
12-31-2014	15.29	0.36	0.31	0.67	(0.33)	(0.16)	(0.49)	15.47	4.38	0.16	0.06	2.29	39	15
Class 1
06-30-2019 [7]	12.96	0.08	1.57	1.65	(0.08)	—	(0.08)	14.53	12.76 [8]	0.24 [9]	0.16 [9]	1.22 [9]	8,345	24
12-31-2018	15.19	0.31	(1.29)	(0.98)	(0.33)	(0.92)	(1.25)	12.96	(6.50)	0.20	0.13	2.07	7,931	18
12-31-2017	14.24	0.29	1.86	2.15	(0.30)	(0.90)	(1.20)	15.19	15.14	0.17	0.12	1.90	9,797	27
12-31-2016	14.23	0.29	0.72	1.01	(0.30)	(0.70)	(1.00)	14.24	7.16	0.14	0.11	2.00	10,041	23
12-31-2015	15.46	0.31	(0.47)	(0.16)	(0.32)	(0.75)	(1.07)	14.23	(1.13)	0.13	0.11	1.99	10,678	13
12-31-2014	15.28	0.32	0.34	0.66	(0.32)	(0.16)	(0.48)	15.46	4.33	0.13	0.11	2.02	12,041	15
Class 5
06-30-2019 [7]	12.97	0.09	1.57	1.66	(0.09)	—	(0.09)	14.54	12.78 [8]	0.19 [9]	0.11 [9]	1.27 [9]	160	24
12-31-2018	15.20	0.32	(1.30)	(0.98)	(0.33)	(0.92)	(1.25)	12.97	(6.44)	0.15	0.08	2.14	143	18
12-31-2017	14.24	0.31	1.86	2.17	(0.31)	(0.90)	(1.21)	15.20	15.27	0.12	0.07	2.00	165	27
12-31-2016	14.24	0.30	0.71	1.01	(0.31)	(0.70)	(1.01)	14.24	7.13	0.09	0.06	2.10	150	23
12-31-2015	15.47	0.33	(0.49)	(0.16)	(0.32)	(0.75)	(1.07)	14.24	(1.07)	0.08	0.06	2.09	141	13
12-31-2014	15.29	0.34	0.33	0.67	(0.33)	(0.16)	(0.49)	15.47	4.38	0.08	0.06	2.14	139	15

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Capital gain distributions may vary between classes due to expense differences applied to ordinary income distributions from underlying funds.
[4] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5] Does not reflect the effect of sales charges, if any.
[6] Ratios do not include expense indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[7] Six months ended 6-30-19. Unaudited.
[8] Not annualized.
[9] Annualized.
[10] The inception date for Class I shares is 5-1-15.
[11] Portfolio turnover is shown for the period from 1-1-15 to 12-31-15.
30	JOHN HANCOCK MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager Lifestyle Moderate Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)[3]	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[4,5]	Expenses before reductions (%)[6]	Expenses including reductions (%)[6]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Multimanager Lifestyle Moderate Portfolio
Class A
06-30-2019 [7]	12.27	0.09	1.18	1.27	(0.08)	—	(0.08)	13.46	10.40 [8]	0.61 [9]	0.54 [9]	1.34 [9]	634	26
12-31-2018	13.83	0.30	(1.01)	(0.71)	(0.31)	(0.54)	(0.85)	12.27	(5.19)	0.56	0.50	2.19	601	14
12-31-2017	13.30	0.27	1.14	1.41	(0.27)	(0.61)	(0.88)	13.83	10.64	0.55	0.49	1.90	693	28
12-31-2016	13.13	0.28	0.57	0.85	(0.29)	(0.39)	(0.68)	13.30	6.52	0.51	0.48	2.06	680	25
12-31-2015	14.11	0.31	(0.54)	(0.23)	(0.31)	(0.44)	(0.75)	13.13	(1.67)	0.51	0.47	2.21	680	11
12-31-2014	14.29	0.35	0.17	0.52	(0.33)	(0.37)	(0.70)	14.11	3.63	0.52	0.47	2.36	662	14
Class B
06-30-2019 [7]	12.26	0.04	1.19	1.23	(0.04)	—	(0.04)	13.45	10.03 [8]	1.31 [9]	1.24 [9]	0.57 [9]	9	26
12-31-2018	13.82	0.18	(0.99)	(0.81)	(0.21)	(0.54)	(0.75)	12.26	(5.87)	1.26	1.20	1.32	12	14
12-31-2017	13.28	0.15	1.17	1.32	(0.17)	(0.61)	(0.78)	13.82	9.96	1.25	1.20	1.08	20	28
12-31-2016	13.13	0.17	0.56	0.73	(0.19)	(0.39)	(0.58)	13.28	5.61	1.21	1.19	1.27	25	25
12-31-2015	14.10	0.19	(0.51)	(0.32)	(0.21)	(0.44)	(0.65)	13.13	(2.33)	1.22	1.20	1.36	30	11
12-31-2014	14.28	0.21	0.20	0.41	(0.22)	(0.37)	(0.59)	14.10	2.84	1.25	1.24	1.43	39	14
Class C
06-30-2019 [7]	12.27	0.04	1.20	1.24	(0.04)	—	(0.04)	13.47	10.10 [8]	1.31 [9]	1.24 [9]	0.62 [9]	195	26
12-31-2018	13.83	0.19	(1.00)	(0.81)	(0.21)	(0.54)	(0.75)	12.27	(5.86)	1.26	1.20	1.36	202	14
12-31-2017	13.30	0.16	1.15	1.31	(0.17)	(0.61)	(0.78)	13.83	9.87	1.25	1.20	1.12	299	28
12-31-2016	13.14	0.17	0.57	0.74	(0.19)	(0.39)	(0.58)	13.30	5.69	1.21	1.19	1.30	354	25
12-31-2015	14.11	0.21	(0.53)	(0.32)	(0.21)	(0.44)	(0.65)	13.14	(2.32)	1.21	1.19	1.46	392	11
12-31-2014	14.30	0.23	0.17	0.40	(0.22)	(0.37)	(0.59)	14.11	2.79	1.22	1.21	1.59	411	14
Class I
06-30-2019 [7]	12.22	0.10	1.19	1.29	(0.10)	—	(0.10)	13.41	10.69 [8]	0.32 [9]	0.24 [9]	1.62 [9]	13	26
12-31-2018	13.78	0.37	(1.04)	(0.67)	(0.35)	(0.54)	(0.89)	12.22	(5.00)	0.28	0.20	2.70	15	14
12-31-2017	13.25	0.35	1.10	1.45	(0.31)	(0.61)	(0.92)	13.78	11.01	0.24	0.19	2.54	14	28
12-31-2016	13.09	0.37	0.51	0.88	(0.33)	(0.39)	(0.72)	13.25	6.78	0.20	0.18	2.77	5	25
12-31-2015 [10]	14.42	0.33	(0.92)	(0.59)	(0.30)	(0.44)	(0.74)	13.09	(4.13) [8]	0.19 [9]	0.17 [9]	3.55 [9]	2	11 [11]
Class R1
06-30-2019 [7]	12.25	0.07	1.18	1.25	(0.06)	—	(0.06)	13.44	10.24 [8]	0.93 [9]	0.86 [9]	1.01 [9]	4	26
12-31-2018	13.81	0.25	(1.01)	(0.76)	(0.26)	(0.54)	(0.80)	12.25	(5.52)	0.89	0.82	1.85	5	14
12-31-2017	13.27	0.21	1.16	1.37	(0.22)	(0.61)	(0.83)	13.81	10.38	0.87	0.83	1.52	6	28
12-31-2016	13.12	0.22	0.57	0.79	(0.25)	(0.39)	(0.64)	13.27	6.03	0.84	0.82	1.67	7	25
12-31-2015	14.09	0.25	(0.53)	(0.28)	(0.25)	(0.44)	(0.69)	13.12	(1.99)	0.87	0.85	1.77	8	11
12-31-2014	14.28	0.24	0.20	0.44	(0.26)	(0.37)	(0.63)	14.09	3.07	1.01	1.00	1.65	8	14
Class R2
06-30-2019 [7]	12.22	0.08	1.19	1.27	(0.08)	—	(0.08)	13.41	10.48 [8]	0.69 [9]	0.62 [9]	1.22 [9]	2	26
12-31-2018	13.78	0.26	(0.99)	(0.73)	(0.29)	(0.54)	(0.83)	12.22	(5.39)	0.67	0.61	1.91	3	14
12-31-2017	13.25	0.22	1.18	1.40	(0.26)	(0.61)	(0.87)	13.78	10.57	0.64	0.59	1.60	4	28
12-31-2016	13.09	0.26	0.57	0.83	(0.28)	(0.39)	(0.67)	13.25	6.35	0.60	0.58	1.98	7	25
12-31-2015	14.06	0.30	(0.54)	(0.24)	(0.29)	(0.44)	(0.73)	13.09	(1.72)	0.64	0.60	2.12	6	11
12-31-2014	14.25	0.36	0.13	0.49	(0.31)	(0.37)	(0.68)	14.06	3.41	1.02	0.62	2.50	4	14
Class R3
06-30-2019 [7]	12.24	0.07	1.20	1.27	(0.07)	—	(0.07)	13.44	10.38 [8]	0.82 [9]	0.75 [9]	1.13 [9]	6	26
12-31-2018	13.80	0.27	(1.02)	(0.75)	(0.27)	(0.54)	(0.81)	12.24	(5.43)	0.79	0.72	1.95	5	14
12-31-2017	13.27	0.24	1.14	1.38	(0.24)	(0.61)	(0.85)	13.80	10.39	0.78	0.74	1.70	7	28
12-31-2016	13.11	0.24	0.57	0.81	(0.26)	(0.39)	(0.65)	13.27	6.18	0.74	0.72	1.78	8	25
12-31-2015	14.08	0.26	(0.52)	(0.26)	(0.27)	(0.44)	(0.71)	13.11	(1.89)	0.78	0.76	1.82	8	11
12-31-2014	14.27	0.27	0.19	0.46	(0.28)	(0.37)	(0.65)	14.08	3.16	0.89	0.87	1.82	10	14
Class R4
06-30-2019 [7]	12.21	0.10	1.18	1.28	(0.09)	—	(0.09)	13.40	10.53 [8]	0.56 [9]	0.39 [9]	1.50 [9]	3	26
12-31-2018	13.78	0.29	(0.99)	(0.70)	(0.33)	(0.54)	(0.87)	12.21	(5.14)	0.52	0.36	2.11	3	14
12-31-2017	13.24	0.25	1.19	1.44	(0.29)	(0.61)	(0.90)	13.78	10.93	0.49	0.34	1.78	5	28
12-31-2016	13.09	0.28	0.57	0.85	(0.31)	(0.39)	(0.70)	13.24	6.53	0.45	0.34	2.07	8	25
12-31-2015	14.06	0.30	(0.51)	(0.21)	(0.32)	(0.44)	(0.76)	13.09	(1.50)	0.48	0.36	2.15	10	11
12-31-2014	14.25	0.34	0.18	0.52	(0.34)	(0.37)	(0.71)	14.06	3.60	0.57	0.45	2.36	14	14
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO	31

Financial highlights continued
Multimanager Lifestyle Moderate Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)[3]	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[4,5]	Expenses before reductions (%)[6]	Expenses including reductions (%)[6]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class R5
06-30-2019 [7]	12.23	0.11	1.19	1.30	(0.11)	—	(0.11)	13.42	10.62 [8]	0.26 [9]	0.19 [9]	1.68 [9]	6	26
12-31-2018	13.79	0.32	(0.99)	(0.67)	(0.35)	(0.54)	(0.89)	12.23	(4.87)	0.21	0.15	2.37	6	14
12-31-2017	13.26	0.32	1.14	1.46	(0.32)	(0.61)	(0.93)	13.79	11.05	0.19	0.14	2.26	10	28
12-31-2016	13.10	0.31	0.58	0.89	(0.34)	(0.39)	(0.73)	13.26	6.82	0.15	0.13	2.31	9	25
12-31-2015	14.07	0.35	(0.53)	(0.18)	(0.35)	(0.44)	(0.79)	13.10	(1.29)	0.18	0.16	2.47	11	11
12-31-2014	14.26	0.36	0.18	0.54	(0.36)	(0.37)	(0.73)	14.07	3.78	0.27	0.26	2.45	12	14
Class R6
06-30-2019 [7]	12.21	0.11	1.19	1.30	(0.11)	—	(0.11)	13.40	10.75 [8]	0.21 [9]	0.14 [9]	1.77 [9]	34	26
12-31-2018	13.77	0.36	(1.02)	(0.66)	(0.36)	(0.54)	(0.90)	12.21	(4.91)	0.17	0.10	2.64	24	14
12-31-2017	13.24	0.31	1.16	1.47	(0.33)	(0.61)	(0.94)	13.77	11.14	0.15	0.09	2.20	25	28
12-31-2016	13.08	0.32	0.57	0.89	(0.34)	(0.39)	(0.73)	13.24	6.90	0.10	0.07	2.41	29	25
12-31-2015	14.05	0.38	(0.54)	(0.16)	(0.37)	(0.44)	(0.81)	13.08	(1.20)	0.11	0.06	2.74	30	11
12-31-2014	14.24	0.42	0.15	0.57	(0.39)	(0.37)	(0.76)	14.05	3.99	0.21	0.06	2.90	20	14
Class 1
06-30-2019 [7]	12.23	0.11	1.19	1.30	(0.11)	—	(0.11)	13.42	10.72 [8]	0.25 [9]	0.18 [9]	1.69 [9]	2,220	26
12-31-2018	13.79	0.34	(1.01)	(0.67)	(0.35)	(0.54)	(0.89)	12.23	(4.94)	0.20	0.14	2.51	2,162	14
12-31-2017	13.26	0.31	1.15	1.46	(0.32)	(0.61)	(0.93)	13.79	11.07	0.18	0.13	2.23	2,657	28
12-31-2016	13.10	0.32	0.57	0.89	(0.34)	(0.39)	(0.73)	13.26	6.84	0.14	0.12	2.40	2,821	25
12-31-2015	14.07	0.35	(0.52)	(0.17)	(0.36)	(0.44)	(0.80)	13.10	(1.25)	0.13	0.11	2.50	3,005	11
12-31-2014	14.26	0.38	0.18	0.56	(0.38)	(0.37)	(0.75)	14.07	3.93	0.12	0.11	2.62	3,455	14
Class 5
06-30-2019 [7]	12.21	0.11	1.19	1.30	(0.11)	—	(0.11)	13.40	10.67 [8]	0.20 [9]	0.13 [9]	1.75 [9]	60	26
12-31-2018	13.77	0.35	(1.01)	(0.66)	(0.36)	(0.54)	(0.90)	12.21	(4.82)	0.15	0.09	2.60	53	14
12-31-2017	13.24	0.33	1.14	1.47	(0.33)	(0.61)	(0.94)	13.77	11.14	0.13	0.08	2.33	62	28
12-31-2016	13.08	0.34	0.55	0.89	(0.34)	(0.39)	(0.73)	13.24	6.90	0.09	0.07	2.50	57	25
12-31-2015	14.06	0.37	(0.54)	(0.17)	(0.37)	(0.44)	(0.81)	13.08	(1.27)	0.08	0.06	2.61	52	11
12-31-2014	14.24	0.40	0.18	0.58	(0.39)	(0.37)	(0.76)	14.06	4.06	0.07	0.06	2.72	52	14

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Capital gain distributions may vary between classes due to expense differences applied to ordinary income distributions from underlying funds.
[4] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5] Does not reflect the effect of sales charges, if any.
[6] Ratios do not include expense indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[7] Six months ended 6-30-19. Unaudited.
[8] Not annualized.
[9] Annualized.
[10] The inception date for Class I shares is 5-1-15.
[11] Portfolio turnover is shown for the period from 1-1-15 to 12-31-15.
32	JOHN HANCOCK MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager Lifestyle Conservative Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)[3]	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[4,5]	Expenses before reductions (%)[6]	Expenses including reductions (%)[6]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Multimanager Lifestyle Conservative Portfolio
Class A
06-30-2019 [7]	12.10	0.11	0.89	1.00	(0.11)	—	(0.11)	12.99	8.27 [8]	0.63 [9]	0.56 [9]	1.76 [9]	544	34
12-31-2018	13.06	0.31	(0.79)	(0.48)	(0.32)	(0.16)	(0.48)	12.10	(3.67)	0.57	0.51	2.44	526	11
12-31-2017	12.60	0.27	0.62	0.89	(0.27)	(0.16)	(0.43)	13.06	7.11	0.55	0.50	2.05	611	26
12-31-2016	12.42	0.29	0.38	0.67	(0.28)	(0.21)	(0.49)	12.60	5.40	0.51	0.48	2.26	607	23
12-31-2015	13.30	0.33	(0.56)	(0.23)	(0.33)	(0.32)	(0.65)	12.42	(1.74)	0.51	0.47	2.47	576	10
12-31-2014	13.68	0.37	0.10	0.47	(0.37)	(0.48)	(0.85)	13.30	3.44	0.53	0.47	2.67	600	22
Class B
06-30-2019 [7]	12.11	0.06	0.89	0.95	(0.07)	—	(0.07)	12.99	7.81 [8]	1.33 [9]	1.26 [9]	1.00 [9]	8	34
12-31-2018	13.07	0.20	(0.77)	(0.57)	(0.23)	(0.16)	(0.39)	12.11	(4.35)	1.27	1.21	1.57	10	11
12-31-2017	12.61	0.16	0.64	0.80	(0.18)	(0.16)	(0.34)	13.07	6.35	1.25	1.21	1.24	17	26
12-31-2016	12.43	0.18	0.40	0.58	(0.19)	(0.21)	(0.40)	12.61	4.66	1.21	1.19	1.42	23	23
12-31-2015	13.30	0.22	(0.54)	(0.32)	(0.23)	(0.32)	(0.55)	12.43	(2.39)	1.22	1.20	1.64	30	10
12-31-2014	13.68	0.24	0.12	0.36	(0.26)	(0.48)	(0.74)	13.30	2.65	1.25	1.24	1.75	39	22
Class C
06-30-2019 [7]	12.10	0.07	0.89	0.96	(0.07)	—	(0.07)	12.99	7.90 [8]	1.33 [9]	1.26 [9]	1.04 [9]	172	34
12-31-2018	13.06	0.21	(0.78)	(0.57)	(0.23)	(0.16)	(0.39)	12.10	(4.35)	1.27	1.21	1.64	180	11
12-31-2017	12.61	0.17	0.62	0.79	(0.18)	(0.16)	(0.34)	13.06	6.27	1.25	1.21	1.28	261	26
12-31-2016	12.42	0.19	0.40	0.59	(0.19)	(0.21)	(0.40)	12.61	4.74	1.21	1.19	1.48	310	23
12-31-2015	13.30	0.23	(0.56)	(0.33)	(0.23)	(0.32)	(0.55)	12.42	(2.47)	1.21	1.19	1.73	349	10
12-31-2014	13.68	0.27	0.09	0.36	(0.26)	(0.48)	(0.74)	13.30	2.66	1.23	1.21	1.91	378	22
Class I
06-30-2019 [7]	12.08	0.13	0.88	1.01	(0.13)	—	(0.13)	12.96	8.36 [8]	0.34 [9]	0.26 [9]	2.04 [9]	14	34
12-31-2018	13.04	0.37	(0.81)	(0.44)	(0.36)	(0.16)	(0.52)	12.08	(3.39)	0.28	0.21	2.89	15	11
12-31-2017	12.58	0.32	0.61	0.93	(0.31)	(0.16)	(0.47)	13.04	7.44	0.24	0.20	2.42	15	26
12-31-2016	12.40	0.39	0.32	0.71	(0.32)	(0.21)	(0.53)	12.58	5.73	0.20	0.18	3.04	11	23
12-31-2015 [10]	13.49	0.34	(0.80)	(0.46)	(0.31)	(0.32)	(0.63)	12.40	(3.40) [8]	0.19 [9]	0.17 [9]	3.84 [9]	4	10 [11]
Class R1
06-30-2019 [7]	12.09	0.09	0.88	0.97	(0.09)	—	(0.09)	12.97	8.01 [8]	0.98 [9]	0.91 [9]	1.38 [9]	5	34
12-31-2018	13.05	0.28	(0.80)	(0.52)	(0.28)	(0.16)	(0.44)	12.09	(4.01)	0.92	0.86	2.18	7	11
12-31-2017	12.59	0.21	0.64	0.85	(0.23)	(0.16)	(0.39)	13.05	6.74	0.89	0.85	1.62	6	26
12-31-2016	12.41	0.24	0.39	0.63	(0.24)	(0.21)	(0.45)	12.59	5.04	0.86	0.84	1.90	9	23
12-31-2015	13.29	0.26	(0.54)	(0.28)	(0.28)	(0.32)	(0.60)	12.41	(2.11)	0.87	0.86	1.95	8	10
12-31-2014	13.68	0.30	0.09	0.39	(0.30)	(0.48)	(0.78)	13.29	2.86	1.00	0.99	2.14	10	22
Class R2
06-30-2019 [7]	12.08	0.10	0.89	0.99	(0.10)	—	(0.10)	12.97	8.23 [8]	0.72 [9]	0.65 [9]	1.64 [9]	3	34
12-31-2018	13.04	0.30	(0.79)	(0.49)	(0.31)	(0.16)	(0.47)	12.08	(3.77)	0.68	0.63	2.37	3	11
12-31-2017	12.59	0.23	0.64	0.87	(0.26)	(0.16)	(0.42)	13.04	6.91	0.63	0.58	1.73	2	26
12-31-2016	12.40	0.25	0.42	0.67	(0.27)	(0.21)	(0.48)	12.59	5.39	0.60	0.58	1.95	4	23
12-31-2015	13.28	0.31	(0.55)	(0.24)	(0.32)	(0.32)	(0.64)	12.40	(1.86)	0.65	0.61	2.31	5	10
12-31-2014	13.67	0.46	(0.02)	0.44	(0.35)	(0.48)	(0.83)	13.28	3.21	1.13	0.62	3.30	5	22
Class R3
06-30-2019 [7]	12.07	0.10	0.88	0.98	(0.10)	—	(0.10)	12.95	8.11 [8]	0.82 [9]	0.75 [9]	1.57 [9]	4	34
12-31-2018	13.03	0.28	(0.78)	(0.50)	(0.30)	(0.16)	(0.46)	12.07	(3.86)	0.75	0.69	2.21	3	11
12-31-2017	12.57	0.23	0.64	0.87	(0.25)	(0.16)	(0.41)	13.03	6.91	0.73	0.69	1.79	5	26
12-31-2016	12.39	0.25	0.40	0.65	(0.26)	(0.21)	(0.47)	12.57	5.19	0.69	0.68	1.94	6	23
12-31-2015	13.26	0.27	(0.52)	(0.25)	(0.30)	(0.32)	(0.62)	12.39	(1.94)	0.76	0.75	2.04	8	10
12-31-2014	13.65	0.31	0.10	0.41	(0.32)	(0.48)	(0.80)	13.26	3.01	0.88	0.86	2.21	11	22
Class R4
06-30-2019 [7]	12.07	0.12	0.89	1.01	(0.12)	—	(0.12)	12.96	8.36 [8]	0.57 [9]	0.41 [9]	2.01 [9]	3	34
12-31-2018	13.03	0.32	(0.78)	(0.46)	(0.34)	(0.16)	(0.50)	12.07	(3.54)	0.52	0.36	2.46	2	11
12-31-2017	12.58	0.27	0.63	0.90	(0.29)	(0.16)	(0.45)	13.03	7.20	0.49	0.35	2.09	4	26
12-31-2016	12.40	0.30	0.39	0.69	(0.30)	(0.21)	(0.51)	12.58	5.56	0.45	0.34	2.35	6	23
12-31-2015	13.27	0.31	(0.51)	(0.20)	(0.35)	(0.32)	(0.67)	12.40	(1.56)	0.50	0.38	2.37	6	10
12-31-2014	13.66	0.36	0.10	0.46	(0.37)	(0.48)	(0.85)	13.27	3.36	0.63	0.51	2.62	9	22
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO	33

Financial highlights continued
Multimanager Lifestyle Conservative Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)[3]	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[4,5]	Expenses before reductions (%)[6]	Expenses including reductions (%)[6]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class R5
06-30-2019 [7]	12.08	0.13	0.88	1.01	(0.13)	—	(0.13)	12.96	8.38 [8]	0.28 [9]	0.21 [9]	2.06 [9]	3	34
12-31-2018	13.04	0.36	(0.79)	(0.43)	(0.37)	(0.16)	(0.53)	12.08	(3.34)	0.22	0.16	2.80	4	11
12-31-2017	12.58	0.30	0.64	0.94	(0.32)	(0.16)	(0.48)	13.04	7.49	0.20	0.16	2.33	5	26
12-31-2016	12.40	0.32	0.40	0.72	(0.33)	(0.21)	(0.54)	12.58	5.77	0.15	0.13	2.53	7	23
12-31-2015	13.28	0.36	(0.54)	(0.18)	(0.38)	(0.32)	(0.70)	12.40	(1.41)	0.18	0.16	2.70	8	10
12-31-2014	13.67	0.38	0.12	0.50	(0.41)	(0.48)	(0.89)	13.28	3.64	0.26	0.24	2.75	13	22
Class R6
06-30-2019 [7]	12.07	0.14	0.87	1.01	(0.13)	—	(0.13)	12.95	8.41 [8]	0.23 [9]	0.16 [9]	2.19 [9]	24	34
12-31-2018	13.03	0.40	(0.83)	(0.43)	(0.37)	(0.16)	(0.53)	12.07	(3.30)	0.17	0.11	3.13	21	11
12-31-2017	12.57	0.33	0.62	0.95	(0.33)	(0.16)	(0.49)	13.03	7.56	0.15	0.10	2.53	16	26
12-31-2016	12.39	0.34	0.39	0.73	(0.34)	(0.21)	(0.55)	12.57	5.85	0.10	0.07	2.68	14	23
12-31-2015	13.27	0.39	(0.56)	(0.17)	(0.39)	(0.32)	(0.71)	12.39	(1.34)	0.13	0.06	2.95	13	10
12-31-2014	13.65	0.47	0.06	0.53	(0.43)	(0.48)	(0.91)	13.27	3.87	0.42	0.06	3.41	8	22
Class 1
06-30-2019 [7]	12.07	0.13	0.89	1.02	(0.13)	—	(0.13)	12.96	8.48 [8]	0.27 [9]	0.20 [9]	2.12 [9]	1,609	34
12-31-2018	13.03	0.36	(0.79)	(0.43)	(0.37)	(0.16)	(0.53)	12.07	(3.33)	0.21	0.15	2.78	1,573	11
12-31-2017	12.58	0.31	0.62	0.93	(0.32)	(0.16)	(0.48)	13.03	7.43	0.18	0.14	2.37	1,931	26
12-31-2016	12.39	0.33	0.40	0.73	(0.33)	(0.21)	(0.54)	12.58	5.88	0.13	0.12	2.59	2,149	23
12-31-2015	13.27	0.37	(0.55)	(0.18)	(0.38)	(0.32)	(0.70)	12.39	(1.39)	0.13	0.11	2.79	2,241	10
12-31-2014	13.66	0.41	0.10	0.51	(0.42)	(0.48)	(0.90)	13.27	3.74	0.13	0.11	2.94	2,584	22

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Capital gain distributions may vary between classes due to expense differences applied to ordinary income distributions from underlying funds.
[4] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5] Does not reflect the effect of sales charges, if any.
[6] Ratios do not include expense indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[7] Six months ended 6-30-19. Unaudited.
[8] Not annualized.
[9] Annualized.
[10] The inception date for Class I shares is 5-1-15.
[11] Portfolio turnover is shown for the period from 1-1-15 to 12-31-15.
34	JOHN HANCOCK MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series (the funds), five of which (collectively, Multimanager Lifestyle Portfolios, or the portfolios, and individually the portfolio) of which are presented in this report. The Portfolios operate as "funds of funds", investing in affiliated underlying funds of the Trust, other funds in the John Hancock funds complex, non-John Hancock funds and certain other permitted investments.

The portfolios may offer multiple classes of shares. The shares currently outstanding are detailed in the Statements of assets and liabilities. Class A and Class C are offered to all investors. Class B shares are closed to new investors, subject to exceptions described in the portfolios' prospectus. Class I shares are offered to institutions and certain investors. Class R1, Class R2, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class 5 shares are available only to the John Hancock Freedom 529 plans. Class B shares convert to Class A shares eight years after purchase. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

The investment objectives of the portfolios are as follows:

Multimanager Lifestyle Aggressive Portfolio

To seek long-term growth of capital. Current income is not a consideration.

Multimanager Lifestyle Growth Portfolio

To seek long-term growth of capital. Current income is also a consideration.

Multimanager Lifestyle Balanced Portfolio

To seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

Multimanager Lifestyle Moderate Portfolio

To seek a balance between a high level of current income and growth of capital, with a greater emphasis on income.

Multimanager Lifestyle Conservative Portfolio

To seek a high level of current income with some consideration given to growth of capital.

The accounting policies of the John Hancock underlying funds in which the portfolios invest are outlined in the underlying funds' shareholder reports, which include the underlying funds' financial statements, available without charge by calling 800-344-1029 or visiting jhinvestments.com, or on the Securities and Exchange Commission (SEC) website at sec.gov. The underlying funds are not covered by this report.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolio's Valuation Policies and Procedures.

In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and/or other open-end management investment companies are valued at their respective NAVs each business day. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios' Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolio's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       35

As of June 30, 2019, all investments held in the Multimanager Lifestyle Aggressive Portfolio, the Multimanager Lifestyle Growth Portfolio, Multimanager Lifestyle Balanced Portfolio, Multimanager Lifestyle Moderate Portfolio, and Multimanager Lifestyle Conservative Portfolio are categorized as Level 1, with the exception of U.S. Government securities which are categorized as Level 2, under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Income and capital gain distributions from underlying funds are recorded on ex-date.

Line of credit. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios' custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The portfolios and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the portfolios can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating portfolio based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statements of operations. For the six months ended June 30, 2019, the portfolios had no borrowings under the line of credit.

Commitment fees for the six months ended June 30, 2019 were as follows:

Portfolio	Commitment fee
Multimanager Lifestyle Aggressive Portfolio	$6,900
Multimanager Lifestyle Growth Portfolio	18,494
Multimanager Lifestyle Balanced Portfolio	18,385
Multimanager Lifestyle Moderate Portfolio	6,121
Multimanager Lifestyle Conservative Portfolio	4,848

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of December 31, 2018, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. Each portfolio's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

For federal income tax purposes, the costs of investments owned on June 30, 2019, including short-term investments, were as follows:

Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Multimanager Lifestyle Aggressive Portfolio	$3,246,805,493	$513,501,489	($14,619,493)	$498,881,996
Multimanager Lifestyle Growth Portfolio	9,876,433,814	1,235,860,053	(40,202,608)	1,195,657,445
Multimanager Lifestyle Balanced Portfolio	10,033,583,530	938,078,615	(30,963,654)	907,114,961
Multimanager Lifestyle Moderate Portfolio	2,992,982,107	200,756,919	(7,578,677)	193,178,242
Multimanager Lifestyle Conservative Portfolio	2,318,610,539	75,251,960	(5,432,564)	69,819,396

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Multimanager Lifestyle Aggressive Portfolio and Multimanager Lifestyle Growth Portfolio generally declare and pay dividends and capital gain distributions, if any, at least annually. The Multimanager Lifestyle Balanced Portfolio, Multimanager Lifestyle Moderate Portfolio and Multimanager Lifestyle Conservative Portfolio generally declare and pay dividends quarterly and capital gain distributions, if any, at least annually.

Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       36

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios' financial statements as a return of capital. The final determination of tax characteristics of the portfolio's distribution will occur at the end of the year and will subsequently be reported to shareholders. Short-term gains from underlying funds are treated as ordinary income for tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, wholly owned subsidiaries of MFC. Prior to June 28, 2019, the Advisor was known as John Hancock Advisers, LLC and the Distributor was known as John Hancock Funds, LLC.

Management fee. The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor, equivalent on an annual basis, as detailed below. Aggregate net assets include the net assets of the portfolios and the net assets of similar funds of John Hancock Variable Insurance Trust (JHVIT) and net assets of similar funds of the Trust. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, which is an indirectly owned subsidiary of MFC and an affiliate of the Advisor. Prior to May 7, 2019, Manulife Investment Management (US) LLC was known as John Hancock Asset Management a division of Manulife Asset Management (US) LLC. The portfolios are not responsible for payment of the subadvisory fees.

Under the advisory agreement, the portfolios pay a daily management fee to the Advisor as outlined below:

	First $7.5 billion of aggregate net assets	Excess over $7.5 billion of aggregate net assets
Affiliated fund assets	0.05%	0.04%
Other assets	0.50%	0.49%

The advisory fee has two components: (a) a fee on assets invested in affiliated funds (Affiliated fund assets) and (b) a fee on assets not invested in affiliated funds (Other assets). Affiliated funds are any funds of the Trust, JHVIT (excluding 500 Index Trust, Total Bond Market Trust and International Equity Index Trust) and John Hancock Funds III.

The Advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class A and Class I shares of the portfolios to the extent they exceed 0.41% and 0.11%, respectively, of average net assets on an annualized basis attributable to the class (the class expense waiver). The class expense waiver expires on April 30, 2020, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to reduce its management fee and/or make payment to each portfolio in an amount equal to the amount by which "Other expenses" of a portfolio exceed 0.05% of the average annual net assets (on an annualized basis) of the portfolio. "Other expenses" means all of the expenses of a portfolio, excluding certain expenses such as management fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio's business, class-specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on April 30, 2020, unless renewed by mutual agreement of a portfolio and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

Additionally, the Advisor voluntarily agreed to waive its advisory fee for each portfolio so that the aggregate advisory fee retained by the Advisor with respect to both the portfolio and its underlying investments (after payment of subadvisory fees) does not exceed 0.50% of the portfolio's first $7.5 billion of average net assets and 0.49% of the portfolio's average net assets in excess of $7.5 billion. This voluntary waiver may be amended or terminated at any time by the Advisor upon notice to the Trust.

For the six months ended June 30, 2019, the expense reductions related to these agreements amounted to the following and are reflected as a reduction of the total expenses in the Statements of operations:

	Expense Reimbursement by Class
	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1	Class 5	Total
Multimanager Lifestyle Aggressive Portfolio	$314,908	$3,379	$59,276	$7,159	$3,346	$3,029	$5,378	$2,884	$1,642	$23,854	$1,913,166	—	$2,338,021
Multimanager Lifestyle Growth Portfolio	851,187	11,814	215,039	19,137	7,357	5,510	5,872	2,590	4,444	49,550	4,238,304	$156,695	5,567,499
Multimanager Lifestyle Balanced Portfolio	782,268	11,115	210,182	21,472	5,086	4,958	7,548	3,446	5,886	42,707	3,623,533	67,461	4,785,662

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       37

	Expense Reimbursement by Class
	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1	Class 5	Total
Multimanager Lifestyle Moderate Portfolio	$241,762	$3,976	$73,462	$5,953	$1,838	$953	$2,014	$1,136	$2,286	$11,132	$812,574	$21,057	$1,178,143
Multimanager Lifestyle Conservative Portfolio	191,617	2,925	58,945	5,776	1,967	883	1,174	893	1,188	7,141	531,989	—	804,498

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended June 30, 2019 were equivalent to a net annual effective rate of the portfolios' average daily net assets as follows:

Portfolio	Annual effective rate	Portfolio	Annual effective rate
Multimanager Lifestyle Aggressive Portfolio	0.05%	Multimanager Lifestyle Moderate Portfolio	0.09%
Multimanager Lifestyle Growth Portfolio	0.06%	Multimanager Lifestyle Conservative Portfolio	0.11%
Multimanager Lifestyle Balanced Portfolio	0.08%

Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended June 30, 2019 amounted to an annual rate of 0.02% of each portfolio's average daily net assets.

Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans with respect to Class A, Class B, Class C, Class R1, Class R2, Class R3, Class R4 and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. In addition, under a service plan for Class R1, Class R2, Class R3, Class R4 and Class R5 shares, the portfolios pay for certain other services. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios' shares:

Class	Rule 12b-1 fee	Service fee	Class	Rule 12b-1 fee	Service fee
Class A	0.30%	—	Class R3	0.50%	0.15%
Class B	1.00%	—	Class R4	0.25%	0.10%
Class C	1.00%	—	Class R5	—	0.05%
Class R1	0.50%	0.25%	Class 1	0.05%	—
Class R2	0.25%	0.25%

The portfolios' Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on April 30, 2020, unless renewed by mutual agreement of the portfolios and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to the following for the six months ended June 30, 2019:

Portfolio	Class R4
Multimanager Lifestyle Aggressive Portfolio	$2,268
Multimanager Lifestyle Growth Portfolio	2,528
Multimanager Lifestyle Balanced Portfolio	3,854
Multimanager Lifestyle Moderate Portfolio	1,533
Multimanager Lifestyle Conservative Portfolio	1,300

Sales charges. Class A shares are assessed up-front sales charges of up to 5.00% of the net asset value of such shares. The following summarizes the net up-front sales charges received by the Distributor during the six months ended June 30, 2019:

	Multimanager Lifestyle Aggressive Portfolio	Multimanager Lifestyle Growth Portfolio	Multimanager Lifestyle Balanced Portfolio	Multimanager Lifestyle Moderate Portfolio	Multimanager Lifestyle Conservative Portfolio
Net sales charges	$167,474	$582,110	$428,791	$178,873	$101,790
Retained for printing prospectus, advertising and sales literature	26,932	94,976	71,003	29,713	16,748
Sales commission to unrelated broker-dealers	140,542	487,134	357,788	149,160	85,042

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended June 30, 2019, CDSCs received by the Distributor were as follows:

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       38

Portfolio	Class A	Class B	Class C
Multimanager Lifestyle Aggressive Portfolio	$837	$98	$4,186
Multimanager Lifestyle Growth Portfolio	651	568	11,441
Multimanager Lifestyle Balanced Portfolio	470	159	10,591
Multimanager Lifestyle Moderate Portfolio	408	148	3,738
Multimanager Lifestyle Conservative Portfolio	1,100	129	4,397

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended June 30, 2019 were:

	Class	Distribution and service fees	Transfer agent fees
Multimanager Lifestyle Aggressive Portfolio	Class A	$717,675	$274,288
	Class B	27,002	3,084
	Class C	469,105	53,724
	Class I	—	6,291
	Class R1	19,169	350
	Class R2	11,454	318
	Class R3	27,281	562
	Class R4	7,885	302
	Class R5	485	179
	Class R6	—	2,483
	Class 1	754,275	—
	Total	$2,034,331	$341,581
Multimanager Lifestyle Growth Portfolio	Class A	$2,400,339	$917,293
	Class B	117,860	13,457
	Class C	2,121,172	242,931
	Class I	—	20,515
	Class R1	52,624	967
	Class R2	26,835	731
	Class R3	36,573	769
	Class R4	8,128	336
	Class R5	2,051	583
	Class R6	—	6,436
	Class 1	2,084,660	—
	Total	$6,850,242	$1,204,018
Multimanager Lifestyle Balanced Portfolio	Class A	$2,525,602	$965,202
	Class B	127,254	14,546
	Class C	2,390,557	273,711
	Class I	—	26,076
	Class R1	41,840	776
	Class R2	28,312	765
	Class R3	54,174	1,131
	Class R4	12,810	509
	Class R5	2,790	891
	Class R6	—	6,368
	Class 1	2,053,934	—
	Total	$7,237,273	$1,289,975
Multimanager Lifestyle Moderate Portfolio	Class A	$924,127	$353,191
	Class B	54,395	6,217
	Class C	997,857	114,286
	Class I	—	8,467

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       39

	Class	Distribution and service fees	Transfer agent fees
	Class R1	$17,925	$333
	Class R2	6,230	175
	Class R3	16,539	363
	Class R4	5,313	204
	Class R5	1,483	414
	Class R6	—	1,978
	Class 1	550,673	—
	Total	$2,574,542	$485,628
Multimanager Lifestyle Conservative Portfolio	Class A	$799,170	$305,437
	Class B	43,980	5,027
	Class C	879,456	100,730
	Class I	—	8,875
	Class R1	22,093	396
	Class R2	6,488	176
	Class R3	10,311	233
	Class R4	4,493	170
	Class R5	925	241
	Class R6	—	1,410
	Class 1	395,456	—
	Total	$2,162,372	$422,695

Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the portfolios based on their net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Portfolio share transactions

Transactions in portfolios shares for the six months ended June 30, 2019 and for the year ended December 31, 2018 were as follows:

Multimanager Lifestyle Aggressive Portfolio

		Six months ended 6-30-19		Year ended 12-31-18
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,698,427	$24,698,047	5,005,281	$83,659,913
Distributions reinvested	370	4,808	3,904,693	50,686,417
Repurchased	(2,638,680)	(38,403,268)	(5,560,419)	(92,372,129)
Net increase (decrease)	(939,883)	$(13,700,413)	3,349,555	$41,974,201
Class B shares
Sold	1,349	$20,327	10,382	$175,089
Distributions reinvested	—	—	48,418	630,402
Repurchased	(132,615)	(1,943,202)	(228,756)	(3,799,387)
Net decrease	(131,266)	$(1,922,875)	(169,956)	$(2,993,896)
Class C shares
Sold	290,665	$4,243,546	717,591	$11,848,750
Distributions reinvested	147	1,916	759,435	9,896,129
Repurchased	(1,101,209)	(16,035,931)	(3,478,977)	(58,068,070)
Net decrease	(810,397)	$(11,790,469)	(2,001,951)	$(36,323,191)
Class I shares
Sold	175,168	$2,558,176	570,790	$9,214,508
Distributions reinvested	—	—	79,387	1,026,476
Repurchased	(173,533)	(2,501,559)	(497,115)	(8,177,374)
Net increase	1,635	$56,617	153,062	$2,063,610
Class R1 shares
Sold	32,055	$469,744	73,828	$1,217,205
Distributions reinvested	—	—	37,751	491,147
Repurchased	(74,266)	(1,106,426)	(128,503)	(2,154,883)
Net decrease	(42,211)	$(636,682)	(16,924)	$(446,531)

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       40

		Six months ended 6-30-19		Year ended 12-31-18
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	26,430	$384,666	166,240	$2,726,387
Distributions reinvested	—	—	27,353	352,575
Repurchased	(33,848)	(488,085)	(211,238)	(3,194,555)
Net decrease	(7,418)	$(103,419)	(17,645)	$(115,593)
Class R3 shares
Sold	68,138	$995,176	133,061	$2,177,510
Distributions reinvested	—	—	67,655	875,456
Repurchased	(89,232)	(1,317,362)	(218,430)	(3,658,034)
Net decrease	(21,094)	$(322,186)	(17,714)	$(605,068)
Class R4 shares
Sold	39,971	$578,499	78,559	$1,299,557
Distributions reinvested	—	—	38,773	500,565
Repurchased	(57,858)	(836,903)	(284,387)	(4,667,981)
Net decrease	(17,887)	$(258,404)	(167,055)	$(2,867,859)
Class R5 shares
Sold	13,421	$193,488	52,409	$878,960
Distributions reinvested	—	—	27,721	358,437
Repurchased	(108,949)	(1,615,499)	(256,726)	(4,280,254)
Net decrease	(95,528)	$(1,422,011)	(176,596)	$(3,042,857)
Class R6 shares
Sold	914,739	$13,340,776	920,501	$14,770,819
Distributions reinvested	—	—	291,936	3,771,807
Repurchased	(549,273)	(7,971,656)	(406,865)	(6,730,289)
Net increase	365,466	$5,369,120	805,572	$11,812,337
Class 1 shares
Sold	865,017	$12,656,052	1,841,987	$30,676,603
Distributions reinvested	—	—	26,480,218	341,594,813
Repurchased	(14,569,336)	(210,544,617)	(27,857,276)	(454,965,324)
Net increase (decrease)	(13,704,319)	$(197,888,565)	464,929	$(82,693,908)
Total net increase (decrease)	(15,402,902)	$(222,619,287)	2,205,277	$(73,238,755)

Multimanager Lifestyle Growth Portfolio

		Six months ended 6-30-19		Year ended 12-31-18
	Shares	Amount	Shares	Amount
Class A shares
Sold	4,625,082	$67,410,823	13,566,335	$220,103,002
Distributions reinvested	779	10,235	11,607,763	152,413,451
Repurchased	(9,353,253)	(135,907,899)	(18,062,602)	(291,689,515)
Net increase (decrease)	(4,727,392)	$(68,486,841)	7,111,496	$80,826,938
Class B shares
Sold	550	$8,183	19,695	$315,222
Distributions reinvested	—	—	187,596	2,472,517
Repurchased	(674,777)	(9,811,915)	(1,043,432)	(16,885,582)
Net decrease	(674,227)	$(9,803,732)	(836,141)	$(14,097,843)
Class C shares
Sold	856,210	$12,463,195	2,275,360	$36,586,796
Distributions reinvested	265	3,488	2,970,660	39,095,976
Repurchased	(4,611,551)	(67,228,807)	(12,928,614)	(209,879,914)
Net decrease	(3,755,076)	$(54,762,124)	(7,682,594)	$(134,197,142)

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       41

		Six months ended 6-30-19		Year ended 12-31-18
	Shares	Amount	Shares	Amount
Class I shares
Sold	433,348	$6,266,632	1,115,018	$17,758,634
Distributions reinvested	—	—	249,740	3,256,616
Repurchased	(576,337)	(8,257,041)	(1,284,318)	(20,402,249)
Net increase (decrease)	(142,989)	$(1,990,409)	80,440	$613,001
Class R1 shares
Sold	35,024	$507,125	129,466	$2,069,105
Distributions reinvested	—	—	91,156	1,203,262
Repurchased	(201,115)	(2,987,586)	(319,273)	(5,216,319)
Net decrease	(166,091)	$(2,480,461)	(98,651)	$(1,943,952)
Class R2 shares
Sold	65,054	$941,547	281,209	$4,522,766
Distributions reinvested	—	—	70,987	924,958
Repurchased	(179,013)	(2,567,094)	(359,891)	(5,478,252)
Net decrease	(113,959)	$(1,625,547)	(7,695)	$(30,528)
Class R3 shares
Sold	63,341	$920,991	126,727	$2,040,419
Distributions reinvested	—	—	84,093	1,102,454
Repurchased	(104,223)	(1,494,661)	(254,887)	(4,169,864)
Net decrease	(40,882)	$(573,670)	(44,067)	$(1,026,991)
Class R4 shares
Sold	58,615	$853,597	75,771	$1,198,403
Distributions reinvested	—	—	39,331	515,626
Repurchased	(70,587)	(980,568)	(450,216)	(7,332,997)
Net decrease	(11,972)	$(126,971)	(335,114)	$(5,618,968)
Class R5 shares
Sold	35,825	$521,180	171,555	$2,782,085
Distributions reinvested	—	—	67,218	882,566
Repurchased	(109,242)	(1,597,124)	(944,511)	(15,440,417)
Net decrease	(73,417)	$(1,075,944)	(705,738)	$(11,775,766)
Class R6 shares
Sold	2,080,141	$30,346,542	2,325,779	$36,633,747
Distributions reinvested	—	—	679,726	8,870,428
Repurchased	(1,083,846)	(15,666,324)	(1,158,540)	(18,596,103)
Net increase	996,295	$14,680,218	1,846,965	$26,908,072
Class 1 shares
Sold	509,157	$7,486,422	1,752,847	$27,929,570
Distributions reinvested	—	—	65,350,627	852,825,679
Repurchased	(42,438,188)	(609,884,603)	(85,588,507)	(1,367,698,732)
Net decrease	(41,929,031)	$(602,398,181)	(18,485,033)	$(486,943,483)
Class 5 shares
Sold	372,463	$5,387,816	743,672	$12,003,031
Distributions reinvested	—	—	2,332,228	30,388,934
Repurchased	(506,778)	(7,283,422)	(1,036,831)	(16,740,794)
Net increase (decrease)	(134,315)	$(1,895,606)	2,039,069	$25,651,171
Total net decrease	(50,773,056)	$(730,539,268)	(17,117,063)	$(521,635,491)

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       42

Multimanager Lifestyle Balanced Portfolio

		Six months ended 6-30-19		Year ended 12-31-18
	Shares	Amount	Shares	Amount
Class A shares
Sold	5,461,219	$77,262,010	14,916,689	$227,148,507
Distributions reinvested	470,363	6,800,540	10,214,207	134,332,387
Repurchased	(10,908,155)	(154,128,012)	(22,678,041)	(344,436,680)
Net increase (decrease)	(4,976,573)	$(70,065,462)	2,452,855	$17,044,214
Class B shares
Sold	744	$10,815	17,654	$264,354
Distributions reinvested	947	13,804	162,440	2,114,489
Repurchased	(589,834)	(8,305,286)	(1,107,214)	(16,856,261)
Net decrease	(588,143)	$(8,280,667)	(927,120)	$(14,477,418)
Class C shares
Sold	668,074	$9,410,095	2,239,461	$33,986,628
Distributions reinvested	19,559	285,453	2,840,001	36,990,090
Repurchased	(5,694,529)	(80,422,920)	(15,332,800)	(233,032,868)
Net decrease	(5,006,896)	$(70,727,372)	(10,253,338)	$(162,056,150)
Class I shares
Sold	705,899	$9,914,132	1,565,698	$23,681,102
Distributions reinvested	15,015	215,634	255,564	3,353,342
Repurchased	(915,929)	(12,872,298)	(1,674,302)	(25,074,865)
Net increase (decrease)	(195,015)	$(2,742,532)	146,960	$1,959,579
Class R1 shares
Sold	60,538	$856,264	174,728	$2,617,260
Distributions reinvested	1,686	24,294	63,351	824,941
Repurchased	(362,480)	(5,102,853)	(375,631)	(5,698,203)
Net decrease	(300,256)	$(4,222,295)	(137,552)	$(2,256,002)
Class R2 shares
Sold	29,486	$411,648	266,193	$4,019,398
Distributions reinvested	1,439	20,678	47,859	624,769
Repurchased	(266,752)	(3,731,294)	(328,250)	(4,773,719)
Net decrease	(235,827)	$(3,298,968)	(14,198)	$(129,552)
Class R3 shares
Sold	195,487	$2,756,764	254,807	$3,852,643
Distributions reinvested	3,567	51,484	98,479	1,286,478
Repurchased	(149,425)	(2,079,152)	(308,321)	(4,682,395)
Net increase	49,629	$729,096	44,965	$456,726
Class R4 shares
Sold	194,797	$2,744,433	122,788	$1,861,415
Distributions reinvested	2,812	40,553	47,701	631,165
Repurchased	(148,847)	(2,062,700)	(508,472)	(7,563,106)
Net increase (decrease)	48,762	$722,286	(337,983)	$(5,070,526)
Class R5 shares
Sold	133,805	$1,889,505	251,771	$3,840,483
Distributions reinvested	5,186	74,928	88,687	1,173,544
Repurchased	(238,281)	(3,358,498)	(579,922)	(8,916,645)
Net decrease	(99,290)	$(1,394,065)	(239,464)	$(3,902,618)
Class R6 shares
Sold	2,886,701	$40,717,752	2,295,750	$34,264,888
Distributions reinvested	42,107	605,377	545,484	7,144,134
Repurchased	(1,069,655)	(14,979,386)	(1,115,839)	(16,819,588)
Net increase	1,859,153	$26,343,743	1,725,395	$24,589,434

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       43

		Six months ended 6-30-19		Year ended 12-31-18
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	1,640,999	$23,388,651	2,059,788	$31,096,621
Distributions reinvested	3,359,362	48,210,224	54,369,764	713,637,053
Repurchased	(42,366,389)	(590,537,774)	(89,576,646)	(1,344,211,841)
Net decrease	(37,366,028)	$(518,938,899)	(33,147,094)	$(599,478,167)
Class 5 shares
Sold	273,918	$3,876,944	396,893	$6,031,942
Distributions reinvested	65,730	944,109	976,090	12,816,870
Repurchased	(381,775)	(5,341,326)	(1,184,612)	(17,951,642)
Net increase (decrease)	(42,127)	$(520,273)	188,371	$897,170
Total net decrease	(46,852,611)	$(652,395,408)	(40,498,203)	$(742,423,310)

Multimanager Lifestyle Moderate Portfolio

		Six months ended 6-30-19		Year ended 12-31-18
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,614,173	$34,165,328	6,261,722	$85,509,436
Distributions reinvested	293,187	3,905,553	3,075,587	38,273,933
Repurchased	(4,824,463)	(62,712,073)	(10,414,177)	(141,999,306)
Net decrease	(1,917,103)	$(24,641,192)	(1,076,868)	$(18,215,937)
Class B shares
Sold	13,465	$172,592	22,428	$301,685
Distributions reinvested	2,021	26,929	53,916	665,535
Repurchased	(331,494)	(4,330,877)	(524,639)	(7,173,568)
Net decrease	(316,008)	$(4,131,356)	(448,295)	$(6,206,348)
Class C shares
Sold	494,954	$6,432,864	1,164,939	$15,837,574
Distributions reinvested	42,115	562,613	938,816	11,594,296
Repurchased	(2,507,814)	(32,665,781)	(7,278,118)	(99,116,861)
Net decrease	(1,970,745)	$(25,670,304)	(5,174,363)	$(71,684,991)
Class I shares
Sold	274,458	$3,571,907	816,947	$11,078,145
Distributions reinvested	7,552	100,113	75,161	931,102
Repurchased	(531,023)	(6,868,812)	(673,446)	(9,109,164)
Net increase (decrease)	(249,013)	$(3,196,792)	218,662	$2,900,083
Class R1 shares
Sold	36,768	$483,164	65,884	$892,201
Distributions reinvested	1,478	19,677	19,991	247,514
Repurchased	(157,493)	(2,082,828)	(120,839)	(1,644,507)
Net decrease	(119,247)	$(1,579,987)	(34,964)	$(504,792)
Class R2 shares
Sold	15,785	$204,785	92,857	$1,256,203
Distributions reinvested	732	9,709	10,795	134,354
Repurchased	(59,256)	(765,174)	(201,008)	(2,632,744)
Net decrease	(42,739)	$(550,680)	(97,356)	$(1,242,187)
Class R3 shares
Sold	38,216	$498,224	83,707	$1,145,416
Distributions reinvested	2,225	29,616	27,108	335,570
Repurchased	(37,953)	(489,211)	(155,986)	(2,114,727)
Net increase (decrease)	2,488	$38,629	(45,171)	$(633,741)

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       44

		Six months ended 6-30-19		Year ended 12-31-18
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	79,622	$1,031,423	54,317	$737,203
Distributions reinvested	1,715	22,744	16,409	204,666
Repurchased	(76,602)	(995,786)	(202,403)	(2,749,415)
Net increase (decrease)	4,735	$58,381	(131,677)	$(1,807,546)
Class R5 shares
Sold	56,442	$736,579	97,465	$1,329,128
Distributions reinvested	3,701	49,106	36,501	456,067
Repurchased	(135,150)	(1,760,093)	(312,330)	(4,255,019)
Net decrease	(75,007)	$(974,408)	(178,364)	$(2,469,824)
Class R6 shares
Sold	1,239,191	$16,121,839	781,496	$10,501,113
Distributions reinvested	16,445	218,094	132,094	1,641,835
Repurchased	(694,099)	(9,077,443)	(715,152)	(9,652,740)
Net increase	561,537	$7,262,490	198,438	$2,490,208
Class 1 shares
Sold	1,246,791	$16,389,832	3,339,747	$45,301,495
Distributions reinvested	1,365,211	18,121,374	12,261,352	152,722,250
Repurchased	(14,036,133)	(182,166,850)	(31,493,653)	(426,711,802)
Net decrease	(11,424,131)	$(147,655,644)	(15,892,554)	$(228,688,057)
Class 5 shares
Sold	244,041	$3,156,736	224,234	$3,040,370
Distributions reinvested	37,133	492,234	302,638	3,762,358
Repurchased	(217,483)	(2,811,994)	(655,534)	(8,945,548)
Net increase (decrease)	63,691	$836,976	(128,662)	$(2,142,820)
Total net decrease	(15,481,542)	$(200,203,887)	(22,791,174)	$(328,205,952)

Multimanager Lifestyle Conservative Portfolio

		Six months ended 6-30-19		Year ended 12-31-18
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,107,108	$26,594,144	6,269,097	$80,252,643
Distributions reinvested	343,808	4,425,691	1,634,854	20,144,015
Repurchased	(4,055,492)	(51,181,451)	(11,217,371)	(143,732,492)
Net decrease	(1,604,576)	$(20,161,616)	(3,313,420)	$(43,335,834)
Class B shares
Sold	9,675	$122,289	28,331	$362,681
Distributions reinvested	2,941	37,877	24,772	304,179
Repurchased	(240,151)	(3,036,423)	(522,407)	(6,700,403)
Net decrease	(227,535)	$(2,876,257)	(469,304)	$(6,033,543)
Class C shares
Sold	344,485	$4,363,500	998,289	$12,759,779
Distributions reinvested	57,764	744,325	413,425	5,071,680
Repurchased	(2,050,746)	(25,953,504)	(6,515,151)	(83,437,151)
Net decrease	(1,648,497)	$(20,845,679)	(5,103,437)	$(65,605,692)
Class I shares
Sold	178,850	$2,257,637	832,943	$10,624,093
Distributions reinvested	9,764	125,342	45,809	563,609
Repurchased	(372,363)	(4,686,759)	(750,944)	(9,615,472)
Net increase (decrease)	(183,749)	$(2,303,780)	127,808	$1,572,230

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       45

		Six months ended 6-30-19		Year ended 12-31-18
	Shares	Amount	Shares	Amount
Class R1 shares
Sold	46,011	$583,208	178,120	$2,277,230
Distributions reinvested	2,814	36,183	17,444	214,090
Repurchased	(198,071)	(2,489,653)	(130,251)	(1,669,429)
Net increase (decrease)	(149,246)	$(1,870,262)	65,313	$821,891
Class R2 shares
Sold	9,290	$116,351	143,907	$1,872,181
Distributions reinvested	1,376	17,678	7,317	90,042
Repurchased	(37,153)	(469,737)	(89,017)	(1,125,381)
Net increase (decrease)	(26,487)	$(335,708)	62,207	$836,842
Class R3 shares
Sold	29,944	$377,476	45,374	$579,872
Distributions reinvested	2,110	27,086	10,785	132,417
Repurchased	(32,711)	(411,044)	(120,162)	(1,537,459)
Net decrease	(657)	$(6,482)	(64,003)	$(825,170)
Class R4 shares
Sold	85,889	$1,079,822	21,515	$276,373
Distributions reinvested	2,121	27,237	7,126	87,988
Repurchased	(20,917)	(265,580)	(194,103)	(2,497,408)
Net increase (decrease)	67,093	$841,479	(165,462)	$(2,133,047)
Class R5 shares
Sold	15,799	$199,973	83,855	$1,075,980
Distributions reinvested	2,604	33,420	14,648	180,533
Repurchased	(113,564)	(1,433,362)	(122,754)	(1,578,445)
Net decrease	(95,161)	$(1,199,969)	(24,251)	$(321,932)
Class R6 shares
Sold	385,320	$4,897,654	961,369	$12,314,648
Distributions reinvested	17,532	225,014	68,089	835,773
Repurchased	(313,852)	(3,936,571)	(500,567)	(6,391,514)
Net increase	89,000	$1,186,097	528,891	$6,758,907
Class 1 shares
Sold	1,888,023	$23,876,446	2,819,392	$35,885,441
Distributions reinvested	1,280,773	16,442,607	5,631,660	69,386,676
Repurchased	(9,256,836)	(116,289,622)	(26,366,755)	(337,231,011)
Net decrease	(6,088,040)	$(75,970,569)	(17,915,703)	$(231,958,894)
Total net decrease	(9,867,855)	$(123,542,746)	(26,271,361)	$(340,224,242)

Affiliates of the portfolios owned 2% of Class R6 shares in Multimanager Lifestyle Conservative Portfolio,1% of Class R6 shares in Multimanager Lifestyle Aggressive Portfolio and Multimanager Lifestyle Balanced and 100% of Class 1 shares in each of the portfolios on June 30, 2019. Such concentration of shareholders' capital could have a material effect on the portfolio if such shareholders redeem from the portfolio.

Note 6 — Purchase and sale of securities

The following summarizes the purchases and sales of the underlying funds of the portfolios for the six months ended June 30, 2019:

Portfolio	Purchases	Sales
Multimanager Lifestyle Aggressive Portfolio	$772,985,688	$995,341,683
Multimanager Lifestyle Growth Portfolio	2,203,919,966	2,985,507,802
Multimanager Lifestyle Balanced Portfolio	2,514,401,492	3,222,164,735
Multimanager Lifestyle Moderate Portfolio	819,612,089	1,043,265,715
Multimanager Lifestyle Conservative Portfolio	775,672,730	943,702,911

Note 7 — Investment in affiliated underlying funds

The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, a portfolio's investment may represent a significant portion of each underlying fund's net assets. At June 30, 2019, the following portfolios held 5% or more of the net assets of the underlying funds shown below:

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       46

Portfolio	Affiliated Class NAV	Percentage of underlying fund net assets
Multimanager Lifestyle Aggressive Portfolio
	JHF Global Thematic Opportunities Fund	22.3%
	JHF II International Strategic Equity Allocation Fund	17.4%
	JHF II Health Sciences Fund	17.3%
	JHF II U.S. Strategic Equity Allocation Fund	17.0%
	JHF II Science & Technology Fund	16.4%
	JHF International Dynamic Growth Fun	16.2%
	JHF II Small Cap Stock Fund	15.9%
	JHF II Mid Value Fund	15.0%
	JHF II International Small Company Fund	14.0%
	JHF II International Growth Stock Fund	13.8%
	JHF Emerging Markets Equity Fund	13.6%
	JHF Value Equity Fund	13.3%
	JHF II Equity-Income Fund	13.2%
	JHF Diversified Real Assets Fund	12.4%
	JHF II Small Cap Growth Fund	12.3%
	JHF II Small Cap Value Fund	11.8%
	JHF Disciplined Value International Fund	11.6%
	Multifactor Emerging Markets ETF	11.3%
	JHF II Mid Cap Stock Fund	10.7%
	JHF Small Cap Core Fund	9.8%
	JHF II Capital Appreciation Value	9.3%
	JHF II Global Equity Fund	8.6%
	JHF II International Small Cap Fund	8.1%
	JHF II Capital Appreciation Fund	7.8%
	JHF Financial Industries Fund	7.3%
	JHF II Fundamental Global Franchise Fund	6.0%
	JHF II Blue Chip Growth Fund	5.9%
Multimanager Lifestyle Growth Portfolio
	JHF Global Thematic Opportunities Fund	50.1%
	JHF II International Strategic Equity Allocation Fund	44.2%
	JHF II U.S. Strategic Equity Allocation Fund	38.8%
	JHF International Dynamic Growth Fund	38.0%
	JHF II Mid Value Fund	36.5%
	JHF II Science & Technology Fund	36.0%
	JHF II Health Sciences Fund	35.3%
	JHF II International Growth Stock Fund	32.4%
	JHF Value Equity Fund	32.3%
	JHF II Small Cap Stock Fund	31.6%
	JHF Diversified Real Assets Fund	31.5%
	JHF II Equity-Income Fund	31.2%
	JHF II International Small Company Fund	30.8%
	JHF II Capital Appreciation Value	28.7%
	JHF Disciplined Value International Fund	27.4%
	Multifactor Emerging Markets ETF	26.9%
	JHF II Mid Cap Stock Fund	26.7%
	JHF II Global Equity Fund	26.3%
	JHF II Small Cap Growth Fund	24.4%
	JHF II Fundamental Global Franchise Fund	24.0%
	JHF II Small Cap Value Fund	23.8%
	JHF Emerging Markets Equity Fund	22.9%
	JHF Small Cap Core Fund	22.5%
	JHF II Emerging Markets Debt Fund	22.3%
	JHF II Asia Pacific Total Return Bond Fund	21.9%

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       47

Portfolio	Affiliated Class NAV	Percentage of underlying fund net assets
	JHF Financial Industries Fund	20.0%
	JHF II Capital Appreciation Fund	19.1%
	JHF II Spectrum Income Fund	18.7%
	JHF II International Small Cap Fund	18.5%
	JHF II U.S. High Yield Bond Fund	14.4%
	JHF II Blue Chip Growth Fund	14.3%
	JHF II Short Duration Credit Opportunities Fund	13.6%
	JHF II Core Bond Fund	11.8%
	JHF II Floating Rate Income Fund	11.4%
	JHF II Absolute Return Currency Fund	11.2%
	JHF High Yield Fund	10.6%
	JHF II Real Return Bond Fund	8.5%
	JHF Fundamental Large Cap Core Fund	8.1%
	Multifactor Small Cap Fund ETF	7.8%
	JHF III Global Shareholder Yield Fund	7.1%
	JHF II Strategic Income Opportunities Fund	6.0%
Multimanager Lifestyle Balanced Portfolio
	JHF II Spectrum Income Fund	39.2%
	JHF II U.S. Strategic Equity Allocation Fund	38.6%
	JHF II Emerging Markets Debt Fund	36.9%
	JHF II Short Duration Credit Opportunities Fund	35.6%
	JHF II Asia Pacific Total Return Bond Fund	35.2%
	JHF II Capital Appreciation Value	34.4%
	JHF II Fundamental Global Franchise Fund	33.4%
	JHF II International Strategic Equity Allocation Fund	31.3%
	JHF II U.S. High Yield Bond Fund	30.5%
	JHF Global Thematic Opportunities Fund	29.7%
	JHF International Dynamic Growth Fund	29.0%
	JHF Diversified Real Assets Fund	27.7%
	JHF II Health Sciences Fund	27.2%
	JHF II Floating Rate Income Fund	26.4%
	JHF II Global Equity Fund	26.2%
	JHF II Science & Technology Fund	25.9%
	JHF II Core Bond Fund	25.5%
	JHF II Small Cap Stock Fund	25.3%
	JHF II Mid Value Fund	25.1%
	JHF II Equity-Income Fund	25.0%
	JHF Value Equity Fund	24.5%
	JHF II International Growth Stock Fund	24.5%
	JHF High Yield Fund	23.5%
	JHF Disciplined Value International Fund	23.1%
	JHF II Small Cap Growth Fund	20.6%
	JHF II Small Cap Value Fund	20.3%
	JHF II International Small Company Fund	20.0%
	JHF II Real Return Bond Fund	19.8%
	Multifactor Emerging Markets ETF	18.1%
	JHF II Mid Cap Stock Fund	18.1%
	JHF Financial Industries Fund	17.1%
	JHF Small Cap Core Fund	16.8%
	JHF Emerging Markets Equity Fund	16.5%
	JHF II Capital Appreciation Fund	16.3%
	JHF II Strategic Income Opportunities Fund	14.5%
	JHF II Absolute Return Currency Fund	13.7%
	JHF II International Small Cap Fund	13.0%

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       48

Portfolio	Affiliated Class NAV	Percentage of underlying fund net assets
	JHF II Blue Chip Growth Fund	13.0%
	JHF III Global Shareholder Yield Fund	12.8%
	JHF Fundamental Large Cap Core Fund	12.8%
	JHF Bond Fund	5.3%
Multimanager Lifestyle Moderate Portfolio
	JHF II Asia Pacific Total Return Bond Fund	19.1%
	JHF II Spectrum Income Fund	14.5%
	JHF II Core Bond Fund	14.3%
	JHF II Emerging Markets Debt Fund	13.7%
	JHF II Short Duration Credit Opportunities Fund	11.0%
	JHF II U.S. High Yield Bond Fund	10.6%
	JHF II Floating Rate Income Fund	10.5%
	JHF II Capital Appreciation Value	8.3%
	JHF II Fundamental Global Franchise Fund	7.9%
	JHF High Yield Fund	7.8%
	JHF II Global Equity Fund	7.6%
	JHF II Real Return Bond Fund	7.2%
	JHF II U.S. Strategic Equity Allocation Fund	6.7%
	JHF II International Strategic Equity Allocation Fund	6.5%
	JHF Diversified Real Assets Fund	5.9%
	JHF Infrastructure Fund	5.1%
Multimanager Lifestyle Conservative Portfolio
	JHF II Core Bond Fund	15.3%
	JHF II Asia Pacific Total Return Bond Fund	15.2%
	JHF Infrastructure Fund	13.3%
	JHF II Spectrum Income Fund	12.3%
	JHF II Emerging Markets Debt Fund	12.2%
	JHF II Floating Rate Income Fund	10.0%
	JHF II Short Duration Credit Opportunities Fund	9.8%
	JHF II U.S. High Yield Bond Fund	8.1%
	JHF II Real Return Bond Fund	7.8%
	JHF High Yield Fund	6.0%

Information regarding each portfolio's purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)*	Change in unrealized appreciation (depreciation)	Ending value
Multimanager Lifestyle Aggressive Portfolio
Absolute Return Currency	2,443,805	—	(31,112)	2,412,693	—	—	$2,297	($292,628)	$22,027,886
Blue Chip Growth	6,290,949	387,149	(954,801)	5,723,297	—	—	(3,525,621)	46,787,291	236,658,330
Capital Appreciation	9,834,142	542,169	(1,524,514)	8,851,797	—	—	(2,765,159)	28,964,748	140,478,013
Capital Appreciation Value	14,137,720	115,239	(1,100,883)	13,152,076	—	—	279,671	23,551,462	154,142,326
Disciplined Value	7,584,242	96,096	(681,142)	6,999,196	—	—	373,706	16,378,841	141,313,774
Disciplined Value International	8,006,002	9,562,544	(493,473)	17,075,073	—	—	(804,385)	7,796,609	205,242,374
Diversified Real Assets	13,007,555	171,658	(810,415)	12,368,798	—	—	(810,753)	17,532,730	124,306,419
Emerging Markets	15,056,809	—	(15,056,809)	—	—	—	54,544,440	(44,423,486)	—
Emerging Markets Equity	15,737,620	10,983,239	(182,482)	26,538,377	—	—	(231,752)	24,454,619	283,960,632
Equity Income	10,845,980	2,046,792	(189,017)	12,703,755	$2,165,710	—	39,052	26,295,239	236,289,849
Financial Industries	3,603,404	—	(713,344)	2,890,060	—	—	1,748,584	8,383,714	53,812,909

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       49

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)*	Change in unrealized appreciation (depreciation)	Ending value
Fundamental Global Franchise	2,843,648	9,538	(383,700)	2,469,486	—	—	$455,567	$5,666,684	$29,584,440
Fundamental Large Cap Core	3,976,340	1,175,242	(397,892)	4,753,690	—	—	(1,242,020)	36,827,033	226,846,086
Global Equity	5,896,826	27,994	(546,981)	5,377,839	—	—	148,391	10,936,424	62,866,934
Global Focused Strategies	3,292,526	—	(3,292,526)	—	—	—	(836,363)	2,473,132	—
Global Shareholder Yield	3,602,773	69,303	(101,306)	3,570,770	$769,514	—	16,055	3,539,459	39,564,127
Global Thematic Opportunities	1,068,000	6,503,193	(429,027)	7,142,166	—	—	116,390	9,657,773	83,206,236
Greater China Opportunities	455,796	—	(455,796)	—	—	—	(43,427)	1,027,868	—
Health Sciences	10,870,928	347,155	(819,747)	10,398,336	—	—	(298,840)	7,781,163	49,184,131
International Dynamic Growth	—	4,770,043	(172,248)	4,597,795	—	—	(34,744)	1,309,961	47,357,292
International Growth	5,997,334	8,127	(623,926)	5,381,535	—	—	488,619	24,605,851	150,629,174
International Growth Stock	5,820,605	—	(5,218,906)	601,699	—	—	14,612,328	(3,955,521)	8,357,604
International Small Cap	4,346,164	—	(3,756,779)	589,385	—	—	16,554,891	(9,063,713)	10,349,608
International Small Company	7,342,885	3,568,469	(444,326)	10,467,028	—	—	(229,715)	8,843,368	109,694,449
International Strategic Equity Allocation	32,200,543	110,457	(1,215,574)	31,095,426	—	—	(1,084,139)	36,772,690	293,229,871
International Value	8,202,370	—	(8,202,370)	—	—	—	25,369,509	(15,330,305)	—
Mid Cap Stock	9,256,360	—	(1,559,318)	7,697,042	—	—	4,132,780	43,311,819	175,723,475
Mid Value	14,255,846	26,317	(1,393,500)	12,888,663	—	—	(2,435,247)	24,782,741	192,298,857
Multifactor Emerging Markets ETF	—	3,568,132	—	3,568,132	596,948	—	—	2,316,795	91,411,974
Multifactor Mid Cap ETF	—	332,796	—	332,796	54,063	—	—	506,231	12,147,054
Multifactor Small Cap ETF	—	465,634	—	465,634	56,281	—	—	75,204	12,280,491
New Opportunities	1,500,442	—	(1,500,442)	—	—	—	8,522,813	(3,462,836)	—
Science & Technology	11,052,297	3,040,462	(1,573,302)	12,519,457	—	—	(4,599,893)	12,850,257	48,074,714
Seaport Long/Short	1,318,884	54,549	(81,029)	1,292,404	—	—	42,645	1,311,869	14,862,643
Small Cap Core	3,129,305	2,913,746	(521,211)	5,521,840	—	—	(993,410)	8,129,561	64,715,962
Small Cap Growth	2,164,107	2,054,591	(237,775)	3,980,923	—	—	(415,009)	7,766,841	68,750,539
Small Cap Stock	4,228,400	—	(3,784,072)	444,328	—	—	6,189,202	709,937	4,101,143
Small Cap Value	2,451,279	1,659,067	(474,107)	3,636,239	—	—	(312,306)	7,785,379	73,961,099
Small Company Value	1,215,772	—	(1,215,772)	—	—	—	6,398,560	(2,699,708)	—
Technical Opportunities	7,998,614	7,009	(8,005,623)	—	18,853	—	(5,215,602)	8,321,666	—
U.S. Strategic Equity Allocation	24,419,231	4,161,111	(1,537,063)	27,043,279	—	—	(917,175)	38,405,587	269,621,488
Value Equity	7,743,112	—	(7,000,957)	742,155	—	—	7,980,166	2,369,351	8,631,260
					$3,661,369	—	$121,220,106	$429,001,700	$3,745,683,163
Multimanager Lifestyle Growth Portfolio
Absolute Return Currency	14,067,176	—	(207,738)	13,859,438	—	—	($25,707)	($1,642,359)	$126,536,666
Asia Pacific Total Return Bond	6,435,125	694,697	(262,134)	6,867,688	—	—	(116,596)	3,960,151	67,990,107
Blue Chip Growth	15,122,735	550,157	(1,840,787)	13,832,105	—	—	(7,649,765)	111,299,235	571,957,531
Bond	18,594,562	8,770,724	(1,476,369)	25,888,917	$6,719,714	—	(320,788)	20,014,714	415,258,222
Capital Appreciation	24,494,129	1,054,464	(3,924,629)	21,623,964	—	—	(9,311,882)	74,244,840	343,172,311
Capital Appreciation Value	44,281,376	176,991	(4,026,273)	40,432,094	—	—	3,974,863	70,153,143	473,864,143
Core Bond	7,409,415	19,940,844	(1,311,002)	26,039,257	3,225,621	—	(166,947)	12,480,543	341,635,048
Disciplined Value	18,738,660	157,209	(1,488,109)	17,407,760	—	—	873,805	40,833,981	351,462,670

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       50

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)*	Change in unrealized appreciation (depreciation)	Ending value
Disciplined Value International	21,935,822	19,161,117	(825,369)	40,271,570	—	—	($1,442,515)	$20,711,668	$484,064,266
Diversified Real Assets	33,439,407	301,125	(2,354,061)	31,386,471	—	—	(2,216,317)	45,243,697	315,434,032
Emerging Markets	28,984,249	—	(28,984,249)	—	—	—	149,827,729	(130,401,974)	—
Emerging Markets Debt	24,073,433	1,709,103	—	25,782,536	$5,683,449	—	—	18,466,270	244,676,264
Emerging Markets Equity	30,904,861	13,830,292	—	44,735,153	—	—	—	45,261,106	478,666,142
Equity Income	26,641,038	4,830,988	(1,316,423)	30,155,603	5,203,265	—	1,154,206	63,385,175	560,894,213
Financial Industries	9,294,021	—	(1,361,969)	7,932,052	—	—	3,306,540	23,220,112	147,694,810
Floating Rate Income	16,307,103	381,446	(2,911,779)	13,776,770	3,117,990	—	(249,286)	4,534,440	114,484,958
Fundamental Global Franchise	10,113,777	—	(271,431)	9,842,346	—	—	225,973	22,278,279	117,911,303
Fundamental Large Cap Core	8,504,934	1,275,684	(1,230,178)	8,550,440	—	—	(2,771,365)	75,790,737	408,026,987
Global Absolute Return Strategies	3,100,012	—	(3,100,012)	—	—	—	1,279,711	—	—
Global Bond	2,414,053	—	(2,414,053)	—	—	—	4,816,706	(4,266,443)	—
Global Equity	18,429,444	—	(1,986,010)	16,443,434	—	—	483,128	33,828,299	192,223,741
Global Shareholder Yield	13,392,352	253,042	(625,367)	13,020,027	2,809,669	—	415,869	12,831,407	144,261,896
Global Short Duration Credit	5,884,576	328,138	(6,212,714)	—	585,449	—	(2,681,120)	4,560,768	—
Global Thematic Opportunities	2,605,000	14,591,620	(1,165,771)	16,030,849	—	—	322,820	23,064,917	186,759,392
Health Sciences	22,681,424	1,184,946	(2,724,055)	21,142,315	—	—	(1,206,211)	16,800,039	100,003,151
High Yield (JHAM)	14,431,890	19,736,983	(2,010,144)	32,158,729	2,389,317	—	(977,743)	4,760,628	109,982,854
High Yield (WAMCO)	3,196,234	19,065	(3,215,299)	—	148,326	—	6,724,381	(5,070,319)	—
International Dynamic Growth	—	11,057,059	(270,900)	10,786,159	—	—	26,615	3,089,001	111,097,441
International Growth	14,070,800	—	(1,446,241)	12,624,559	—	—	1,517,490	57,601,057	353,361,394
International Growth Stock	15,882,919	—	(14,472,236)	1,410,683	—	—	34,320,344	(7,925,086)	19,594,392
International Small Cap	10,245,044	—	(8,894,864)	1,350,180	—	—	24,681,214	(6,526,547)	23,709,167
International Small Company	16,939,826	6,795,229	(718,334)	23,016,721	—	—	(503,946)	20,261,315	241,215,240
International Strategic Equity Allocation	84,176,717	—	(5,063,991)	79,112,726	—	—	(5,009,070)	97,164,398	746,033,002
International Value	19,157,665	—	(19,157,665)	—	—	—	56,384,511	(33,037,031)	—
Mid Cap Stock	21,849,716	—	(2,676,932)	19,172,784	—	—	8,910,419	105,654,360	437,714,650
Mid Value	34,027,854	10,744	(2,593,458)	31,445,140	—	—	(4,306,166)	58,283,949	469,161,489
Multifactor Emerging Markets ETF	—	8,482,819	—	8,482,819	1,419,176	—	—	5,313,720	217,321,340
Multifactor Mid Cap ETF	—	410,476	—	410,476	66,682	—	—	596,682	14,982,374
Multifactor Small Cap ETF	—	1,271,422	—	1,271,422	153,677	—	—	(89,583)	33,532,102
New Opportunities	3,441,169	—	(3,441,169)	—	—	—	11,798,912	(144,821)	—
Real Return Bond	16,867,209	1,223,967	(17,056,443)	1,034,733	—	—	(2,722,818)	8,415,606	11,485,532
Science & Technology	25,196,189	5,630,682	(3,375,749)	27,451,122	—	—	(11,353,766)	30,173,542	105,412,307
Seaport Long/Short	2,323,037	10,756	(71,259)	2,262,534	—	—	65,277	2,301,974	26,019,144
Short Duration Credit Opportunities	11,649,542	2,066,718	(1,028,373)	12,687,887	2,405,918	—	(626,592)	5,438,353	121,423,075
Short Term Government Income	2,794,809	10,616	(2,805,425)	—	98,728	—	(267,553)	342,696	—
Small Cap Core	7,161,568	6,711,854	(1,221,969)	12,651,453	—	—	(2,011,122)	18,547,953	148,275,028
Small Cap Growth	4,402,783	4,160,821	(663,013)	7,900,591	—	—	(1,195,347)	15,907,455	136,443,200
Small Cap Stock	8,471,097	—	(7,587,252)	883,845	—	—	9,424,641	4,348,943	8,157,890
Small Cap Value	5,042,758	3,154,774	(870,700)	7,326,832	—	—	(987,902)	15,927,620	149,027,767

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       51

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)*	Change in unrealized appreciation (depreciation)	Ending value
Small Company Value	2,526,673	—	(2,526,673)	—	—	—	$11,916,074	($4,185,091)	—
Spectrum Income	12,684,217	66,673	(9,717,851)	3,033,039	$689,538	—	2,846,255	1,568,392	$32,392,858
Strategic Income Opportunities	23,131,736	10,697,717	(2,216,122)	31,613,331	4,930,816	—	(744,795)	17,504,054	333,204,504
Technical Opportunities	19,517,940	—	(19,517,940)	—	45,780	—	(12,979,709)	20,562,080	—
Total Return	15,896,586	—	(15,896,586)	—	—	—	3,112,668	1,127,003	—
U.S. High Yield Bond	3,241,196	231,847	(185,962)	3,287,081	876,452	—	37,159	2,047,087	36,486,598
U.S. Strategic Equity Allocation	66,551,064	—	(4,807,430)	61,743,634	—	—	(2,868,781)	101,645,889	615,584,030
Value Equity	18,879,303	—	(17,075,840)	1,803,463	—	—	22,634,719	2,493,234	20,974,278
					$40,569,567	—	$286,368,220	$1,150,751,258	$10,709,569,509
Multimanager Lifestyle Balanced Portfolio
Absolute Return Currency	15,427,559	—	(76,359)	15,351,200	—	—	($7,646)	($1,834,498)	$140,156,458
Asia Pacific Total Return Bond	10,908,033	692,933	(1,998,704)	9,602,262	—	—	(642,287)	6,734,671	95,062,393
Blue Chip Growth	11,137,303	203,685	(1,265,899)	10,075,089	—	—	(5,678,147)	81,666,288	416,604,933
Bond	42,187,390	15,338,954	(3,557,759)	53,968,585	$14,471,624	—	(680,373)	42,751,548	865,656,111
Capital Appreciation	18,152,001	371,765	(2,915,377)	15,608,389	—	—	(7,567,279)	55,442,042	247,705,140
Capital Appreciation Value	45,332,704	—	(4,508,916)	40,823,788	—	—	4,762,523	70,864,548	478,454,793
Core Bond	17,142,849	39,762,740	(3,055,192)	53,850,397	6,809,322	—	(250,677)	26,069,793	706,517,210
Disciplined Value	13,731,032	94,208	(1,185,035)	12,640,205	—	—	464,135	29,802,692	255,205,732
Disciplined Value International	14,433,348	14,152,014	(646,278)	27,939,084	—	—	(1,021,468)	13,845,642	335,827,784
Diversified Real Assets	27,876,873	492,394	(2,726,886)	25,642,381	—	—	(2,442,765)	38,220,508	257,705,929
Emerging Markets	18,043,457	—	(18,043,457)	—	—	—	91,339,424	(79,252,903)	—
Emerging Markets Debt	37,324,178	3,133,512	—	40,457,690	8,909,514	—	—	28,887,295	383,943,479
Emerging Markets Equity	19,747,457	7,525,535	—	27,272,992	—	—	—	28,485,342	291,821,015
Equity Income	19,439,789	4,300,909	(1,535,912)	22,204,786	3,778,310	—	1,056,380	45,715,290	413,009,021
Financial Industries	7,622,193	—	(1,094,789)	6,527,404	—	—	2,699,809	19,117,601	121,540,264
Floating Rate Income	34,814,445	1,065,656	(5,531,470)	30,348,631	6,817,644	—	(3,039,391)	12,329,432	252,197,126
Fundamental Global Franchise	11,816,003	—	—	11,816,003	—	—	—	26,586,006	141,555,712
Fundamental Large Cap Core	6,319,054	1,118,040	(945,158)	6,491,936	—	—	(2,582,945)	56,733,702	309,795,193
Global Absolute Return Strategies	3,147,811	—	(3,147,811)	—	—	—	1,154,446	—	—
Global Bond	4,092,293	—	(4,092,293)	—	—	—	7,693,224	(6,751,306)	—
Global Equity	17,717,033	23,623	(2,110,979)	15,629,677	—	—	559,277	32,350,087	182,710,927
Global Shareholder Yield	13,098,267	245,064	(756,959)	12,586,372	2,721,092	—	627,102	12,361,671	139,457,003
Global Short Duration Credit	11,555,477	617,561	(12,173,038)	—	1,162,061	—	(7,697,936)	11,431,260	—
Global Thematic Opportunities	1,327,000	8,187,801	(738,315)	8,776,486	—	—	292,656	11,908,104	102,246,063
Health Sciences	16,576,439	420,796	(1,862,220)	15,135,015	—	—	(763,893)	12,001,840	71,588,620
High Yield (JHAM)	28,332,527	36,852,786	(3,479,727)	61,705,586	4,589,999	—	(1,640,721)	9,050,105	211,033,104
High Yield (WAMCO)	6,271,708	37,436	(6,309,144)	—	291,250	—	13,205,561	(9,927,965)	—
International Dynamic Growth	—	7,677,267	(164,061)	7,513,206	—	—	20,844	2,165,266	77,386,020
International Growth	9,950,480	58,533	(1,215,019)	8,793,994	—	—	1,193,084	40,486,366	246,143,881
International Growth Stock	10,647,215	—	(9,663,897)	983,318	—	—	27,431,483	(9,507,646)	13,658,283
International Small Cap	6,342,572	—	(5,516,260)	826,312	—	—	11,309,114	(462,974)	14,510,042

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       52

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)*	Change in unrealized appreciation (depreciation)	Ending value
International Small Company	10,704,763	2,814,230	(353,345)	13,165,648	—	—	($222,402)	$12,568,395	$137,975,986
International Strategic Equity Allocation	55,467,045	264,894	(4,332,169)	51,399,770	—	—	(4,081,857)	64,730,172	484,699,828
International Value	13,723,245	—	(13,723,245)	—	—	—	47,357,127	(30,491,632)	—
Mid Cap Stock	14,356,271	707,504	(2,692,848)	12,370,927	—	—	3,362,474	67,991,754	282,428,253
Mid Value	22,143,487	637,916	(2,292,061)	20,489,342	—	—	(3,558,525)	38,563,386	305,700,984
Multifactor Emerging Markets ETF	—	5,472,844	—	5,472,844	$915,607	—	—	3,409,524	140,208,790
Multifactor Mid Cap ETF	—	227,871	—	227,871	37,018	—	—	320,484	8,317,292
Multifactor Small Cap ETF	—	727,994	—	727,994	87,993	—	—	(58,066)	19,199,895
New Opportunities	2,037,042	—	(2,037,042)	—	—	—	9,206,589	(2,359,563)	—
Real Return Bond	35,088,585	2,420,969	(35,357,816)	2,151,738	—	—	(6,478,769)	18,392,315	23,884,289
Science & Technology	17,014,670	4,444,625	(2,853,387)	18,605,908	—	—	(4,199,047)	16,866,838	71,446,687
Seaport Long/Short	2,398,641	15,131	(103,926)	2,309,846	—	—	111,769	2,337,457	26,563,232
Short Duration Credit Opportunities	29,205,476	2,038,891	(2,134,986)	29,109,381	5,642,225	—	(1,295,968)	13,001,091	278,576,780
Short Term Government Income	3,825,523	9,165	(3,834,688)	—	85,234	—	(347,237)	471,601	—
Small Cap Core	4,262,776	4,302,344	(656,085)	7,909,035	—	—	(983,214)	10,879,606	92,693,889
Small Cap Growth	3,407,806	3,125,387	(510,335)	6,022,858	—	—	(588,491)	12,039,721	104,014,760
Small Cap Stock	6,735,763	3,636	(6,061,614)	677,785	—	—	8,585,418	2,190,901	6,255,952
Small Cap Value	3,876,382	2,649,658	(889,960)	5,636,080	—	—	(439,452)	12,147,822	114,637,869
Small Company Value	2,021,078	—	(2,021,078)	—	—	—	12,628,291	(6,501,451)	—
Spectrum Income	28,272,680	148,495	(21,748,065)	6,673,110	1,535,651	—	7,193,192	2,685,449	71,268,819
Strategic Income Opportunities	51,557,069	24,771,829	(3,676,328)	72,652,570	11,198,016	—	(1,989,388)	40,101,015	765,758,085
Technical Opportunities	9,945,541	—	(9,945,541)	—	23,012	—	(5,991,978)	9,848,582	—
Total Return	37,395,321	—	(37,395,321)	—	—	—	(314,665)	10,407,256	—
U.S. High Yield Bond	6,361,438	374,969	(426,871)	6,309,536	1,688,711	—	81,110	4,051,435	70,035,846
U.S. Strategic Equity Allocation	62,571,476	247,393	(6,420,345)	56,398,524	—	—	(4,855,484)	96,404,600	562,293,288
Value Equity	13,424,831	—	(12,144,349)	1,280,482	—	—	16,141,289	1,599,175	14,892,005
					$70,764,283	—	$199,114,316	$1,008,867,674	$10,352,344,765
Multimanager Lifestyle Moderate Portfolio
Absolute Return Currency	6,273,317	—	(2,350,402)	3,922,915	—	—	($164,188)	($248,377)	$35,816,216
Asia Pacific Total Return Bond	5,954,347	292,615	(262,641)	5,984,321	—	—	(81,190)	3,569,985	59,244,779
Blue Chip Growth	1,389,801	508,250	(149,975)	1,748,076	—	—	(750,404)	10,925,751	72,282,950
Bond	16,993,549	10,301,600	(1,400,798)	25,894,351	$6,499,918	—	(223,082)	19,367,344	415,345,398
Capital Appreciation	3,390,900	—	(545,008)	2,845,892	—	—	(2,185,986)	11,049,620	45,164,303
Capital Appreciation Value	13,469,950	21,750	(1,793,059)	11,698,641	—	—	1,126,488	21,040,476	137,108,073
Core Bond	19,640,764	14,380,428	(2,361,360)	31,659,832	4,115,611	—	136,912	16,966,550	415,376,995
Disciplined Value	2,046,898	399,700	(164,124)	2,282,474	—	—	(24,821)	4,701,372	46,083,156
Disciplined Value International	3,109,710	1,803,847	(147,934)	4,765,623	—	—	(259,798)	3,036,847	57,282,793
Diversified Real Assets	6,507,933	143,373	(779,130)	5,872,176	—	—	(383,240)	8,689,642	59,015,366
Emerging Markets	2,336,678	—	(2,336,678)	—	—	—	3,387,043	(1,858,929)	—
Emerging Markets Debt	14,515,086	1,321,836	—	15,836,922	3,487,069	—	—	11,298,987	150,292,389
Emerging Markets Equity	2,576,498	196,826	—	2,773,324	—	—	—	3,551,276	29,674,568
Equity Income	2,906,089	1,546,671	(171,144)	4,281,616	664,809	—	(128,636)	7,380,492	79,638,060
Floating Rate Income	14,781,644	354,425	(2,477,227)	12,658,842	2,847,813	—	(2,142,670)	6,067,134	105,194,975

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       53

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)*	Change in unrealized appreciation (depreciation)	Ending value
Fundamental Global Franchise	3,864,464	4,207	(612,819)	3,255,852	—	—	($454,337)	$8,797,041	$39,005,102
Fundamental Large Cap Core	2,348,190	1,012	(918,066)	1,431,136	—	—	(1,796,720)	20,279,563	68,293,833
Global Absolute Return Strategies	1,420,910	—	(1,420,910)	—	—	—	530,973	(5,735)	—
Global Bond	3,475,234	—	(3,475,234)	—	—	—	5,801,029	(4,992,706)	—
Global Equity	5,509,325	27,227	(771,036)	4,765,516	—	—	202,736	9,983,253	55,708,881
Global Shareholder Yield	3,949,817	73,645	(247,399)	3,776,063	$817,726	—	276,260	3,662,876	41,838,779
Global Short Duration Credit	4,458,785	135,465	(4,594,250)	—	443,710	—	(1,619,116)	3,051,046	—
High Yield (JHAM)	11,146,926	13,707,315	(1,294,914)	23,559,327	1,767,106	—	(600,974)	3,489,723	80,572,900
High Yield (WAMCO)	2,457,258	14,722	(2,471,980)	—	114,538	—	2,803,893	(1,520,027)	—
Infrastructure	1,347,862	13,016	(141,557)	1,219,321	138,584	—	263,469	1,782,899	15,778,011
International Dynamic Growth	—	1,313,963	(37,593)	1,276,370	—	—	3,042	371,465	13,146,611
International Growth	1,713,632	17,366	(237,016)	1,493,982	—	—	389,653	6,762,536	41,816,566
International Growth Stock	2,094,242	—	(1,927,243)	166,999	—	—	5,842,105	(2,234,001)	2,319,617
International Small Cap	1,070,864	—	(932,329)	138,535	—	—	1,099,706	757,085	2,432,682
International Small Company	1,814,583	591,538	(65,576)	2,340,545	—	—	(26,418)	2,167,859	24,528,916
International Strategic Equity Allocation	12,835,369	162,245	(1,393,019)	11,604,595	—	—	(1,126,183)	15,040,031	109,431,334
International Value	2,119,554	—	(2,119,554)	—	—	—	10,759,900	(8,202,385)	—
Mid Cap Stock	2,628,020	123,456	(555,025)	2,196,451	—	—	1,117,229	11,866,130	50,144,969
Mid Value	3,819,300	268,152	(621,379)	3,466,073	—	—	264,742	5,815,009	51,713,809
Multifactor Emerging Markets ETF	—	1,252,101	—	1,252,101	209,477	—	—	650,828	32,077,576
Real Return Bond	14,582,460	689,493	(14,388,804)	883,149	—	—	(2,362,771)	7,251,469	9,802,949
Seaport Long/Short	795,487	—	(50,472)	745,015	—	—	52,391	751,488	8,567,668
Short Duration Credit Opportunities	10,689,738	376,752	(781,712)	10,284,778	2,013,417	—	(462,000)	4,689,230	98,425,326
Short Term Government Income	1,270,672	4,433	(1,275,105)	—	41,230	—	(121,482)	156,611	—
Small Cap Growth	707,687	462,388	(131,386)	1,038,689	—	—	(113,088)	2,346,113	17,938,158
Small Cap Stock	1,380,706	1,786	(1,245,662)	136,830	—	—	1,114,041	1,092,294	1,262,938
Small Cap Value	1,460,901	30,558	(260,085)	1,231,374	—	—	(268,043)	4,174,864	25,046,149
Spectrum Income	10,155,607	53,099	(7,861,696)	2,347,010	549,135	—	2,588,320	949,012	25,066,071
Strategic Income Opportunities	18,518,974	8,269,942	(1,158,298)	25,630,618	3,969,698	—	(525,464)	14,106,768	270,146,713
Total Return	18,914,881	—	(18,914,881)	—	—	—	(3,136,288)	8,206,007	—
U.S. High Yield Bond	2,499,498	89,413	(170,314)	2,418,597	651,458	—	(4,057)	1,622,372	26,846,422
U.S. Strategic Equity Allocation	12,216,361	96,608	(1,585,481)	10,727,488	—	—	(1,890,942)	19,607,019	106,953,055
Value Equity	1,957,494	—	(1,770,867)	186,627	—	—	1,030,556	1,544,066	2,170,476
					$28,331,299	—	$17,938,590	$269,557,973	$2,928,555,532
Multimanager Lifestyle Conservative Portfolio
Absolute Return Currency	7,391,133	—	(3,128,733)	4,262,400	—	—	($205,960)	($215,442)	$38,915,713
Asia Pacific Total Return Bond	4,778,425	126,851	(127,363)	4,777,913	—	—	(44,579)	2,818,618	47,301,338
Blue Chip Growth	137,392	120,044	(20,037)	237,399	—	—	8,925	1,065,236	9,816,433
Bond	16,521,333	12,821,478	(1,616,810)	27,726,001	$6,697,500	—	(294,994)	20,196,275	444,725,053
Capital Appreciation	611,751	13,306	(196,468)	428,589	—	—	(698,457)	2,214,915	6,801,706
Capital Appreciation Value	6,749,352	20,838	(910,954)	5,859,236	—	—	319,868	10,691,707	68,670,244
Core Bond	18,675,724	16,680,580	(1,460,141)	33,896,163	4,365,730	—	44,517	17,682,047	444,717,653

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       54

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)*	Change in unrealized appreciation (depreciation)	Ending value
Disciplined Value	386,233	135,862	(34,419)	487,676	—	—	($33,614)	$929,178	$9,846,185
Disciplined Value International	971,878	608,346	(66,746)	1,513,478	—	—	(110,504)	981,131	18,192,010
Diversified Real Assets	4,452,575	176,443	(663,179)	3,965,839	—	—	(194,453)	5,840,346	39,856,687
Emerging Markets	823,200	—	(823,200)	—	—	—	1,181,534	(643,188)	—
Emerging Markets Debt	12,128,833	1,931,538	—	14,060,371	$3,070,143	—	—	9,837,781	133,432,918
Emerging Markets Equity	899,312	—	—	899,312	—	—	—	1,223,065	9,622,641
Equity Income	547,452	338,751	(59,280)	826,923	139,247	—	(43,308)	1,460,966	15,380,766
Floating Rate Income	14,540,253	341,977	(2,844,091)	12,038,139	2,704,275	—	(2,678,143)	6,500,643	100,036,938
Fundamental Global Franchise	1,932,672	8,792	(326,390)	1,615,074	—	—	(145,992)	4,294,992	19,348,588
Fundamental Large Cap Core	636,201	589	(427,344)	209,446	—	—	(911,813)	5,387,321	9,994,749
Global Absolute Return Strategies	1,565,997	—	(1,565,997)	—	—	—	586,197	(13,690)	—
Global Bond	4,057,551	—	(4,057,551)	—	—	—	6,838,826	(5,901,046)	—
Global Equity	2,629,614	21,381	(396,668)	2,254,327	—	—	83,541	4,715,413	26,353,086
Global Shareholder Yield	1,741,225	32,725	(86,807)	1,687,143	363,376	—	122,415	1,621,313	18,693,546
Global Short Duration Credit	3,390,169	57,228	(3,447,397)	—	333,006	—	(1,738,792)	2,818,582	—
High Yield (JHAM)	7,305,214	11,868,620	(1,020,908)	18,152,926	1,290,085	—	(70,366)	2,078,980	62,083,008
High Yield (WAMCO)	1,600,588	9,515	(1,610,103)	—	74,027	—	2,707,413	(1,870,644)	—
Infrastructure	3,541,745	48,273	(438,558)	3,151,460	357,940	—	811,096	4,546,295	40,779,893
International Dynamic Growth	—	415,422	(9,748)	405,674	—	—	1,627	117,939	4,178,439
International Growth	549,365	7,632	(80,800)	476,197	—	—	55,403	2,220,687	13,328,763
International Growth Stock	741,006	—	(687,752)	53,254	—	—	2,030,377	(811,343)	739,694
International Strategic Equity Allocation	6,510,339	79,149	(714,016)	5,875,472	—	—	(703,579)	7,745,191	55,405,699
International Value	774,461	—	(774,461)	—	—	—	3,977,728	(3,051,910)	—
Mid Cap Stock	819,709	44,128	(221,669)	642,168	—	—	463,984	3,483,841	14,660,688
Mid Value	1,275,775	48,386	(150,884)	1,173,277	—	—	(148,714)	2,155,449	17,505,299
Multifactor Emerging Markets ETF	—	191,354	—	191,354	32,014	—	—	124,695	4,902,298
Real Return Bond	15,955,894	400,871	(15,406,508)	950,257	—	—	(4,568,530)	9,841,393	10,547,854
Seaport Long/Short	357,443	701	(27,231)	330,913	—	—	18,609	337,952	3,805,500
Short Duration Credit Opportunities	10,776,516	196,926	(1,841,862)	9,131,580	1,835,989	—	(1,121,819)	5,153,378	87,389,223
Short Term Government Income	11,335,360	36,345	(11,371,705)	—	338,009	—	(5,335,994)	5,657,651	—
Small Cap Growth	—	340,283	(30,687)	309,596	—	—	10,715	235,973	5,346,727
Small Cap Stock	889,628	3,154	(804,971)	87,811	—	—	992,582	422,894	810,497
Small Cap Value	543,800	31,024	(94,927)	479,897	—	—	(169,795)	1,613,764	9,761,107
Spectrum Income	8,786,758	45,476	(6,840,014)	1,992,220	470,264	—	2,320,976	720,239	21,276,906
Strategic Income Opportunities	16,023,319	8,073,401	(1,255,466)	22,841,254	3,492,639	—	(360,816)	12,301,455	240,746,821
Total Return	18,097,995	—	(18,097,995)	—	—	—	(3,007,888)	7,852,484	—
U.S. High Yield Bond	1,635,665	273,066	(45,364)	1,863,367	484,634	—	8,157	1,053,939	20,683,375
U.S. Strategic Equity Allocation	3,678,464	42,122	(529,349)	3,191,237	—	—	(543,576)	5,809,420	31,816,630
Value Equity	357,471	—	(322,705)	34,766	—	—	178,699	281,807	404,334
					$26,048,878	—	($368,497)	$161,527,692	$2,107,879,009
*Realized gain (loss) on investments in affiliated funds or the Statements of operations includes litigation proceeds which are not reflected in the above table.

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CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) and each Subadvisory Agreement (collectively, the Subadvisory Agreements) with respect to each of the portfolios of the Trust included in this report (the Funds). The Advisory and Subadvisory Agreements are collectively referred to as the Agreements. Prior to the June 23-26, 2019 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 28-30, 2019.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23-26, 2019, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period, the continuation of the Advisory Agreement between the Trust and the Advisor and the applicable Subadvisory Agreements between the Advisor and the sub-advisers (each, a Subadvisor and collectively, the Subadvisors) with respect to each of the Funds in this report.

In considering the Advisory Agreement and the Subadvisory Agreements with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and each Subadvisor, including comparative performance, fee and expense information for peer groups of similar mutual funds prepared by an independent third-party provider of mutual fund data; performance information for the Funds' benchmark indices; and, with respect to each Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisors regarding the nature, extent and quality of services provided by the Advisor and the Subadvisors under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreements are considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisors is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisors to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisors with respect to the Funds they manage. The information received and considered by the Board both in conjunction with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisors with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the Funds by the Advisor's affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreements separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and the Subadvisors in providing services to the Funds. In addition, although the Board approved the renewal of the Agreements for all of the Funds at the June meeting, the Board considered each Fund separately.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of Fund performance and operations throughout the year.

Nature, Extent and Quality of Services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the Funds' compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the Fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Subadvisors, and is also responsible for monitoring and reviewing the activities of the Subadvisors and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the Funds including entrepreneurial risk in sponsoring new Funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all Funds.

In considering the nature, extent and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the complex.

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In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationships, the Advisor's oversight and monitoring of the Subadvisors' investment performance and compliance programs, such as the Subadvisors' compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the Funds, as well as the Advisor's oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the Funds, and bringing loss recovery actions on behalf of the Funds;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds;
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the Funds; and
(g)	the Advisor's reputation and experience in serving as an investment adviser to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

Investment Performance. In considering each Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds' performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the Funds' performance;
(b)	considered the comparative performance of each Fund's respective benchmark;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of mutual fund data; and
(d)	took into account the Advisor's analysis of each Fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally and with respect to particular Funds.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that each Fund generally outperformed the historical performance of comparable funds and underperformed the Fund's respective benchmark, with certain exceptions noted in Appendix A. In such cases, the Board considered steps the Advisor had taken to address performance and concluded that such performance is being monitored and reasonably addressed.

Fees and Expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data including, among other data, each Fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund in light of the nature, extent and quality of the management and subadvisory services provided by the Advisor and the Subadvisors. The Board considered each Fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund's ranking within broader groups of funds. In comparing each Fund's contractual and net management fees to that of comparable funds, the Board noted that such fee includes both advisory and administrative costs.

The Board took into account management's discussion with respect to the overall management fee, the fees of each Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fees, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to certain of the Funds. The Board also noted that the Advisor pays the subadvisory fees of the Funds. In addition, the Board noted that the Advisor continued advisory and subadvisory fee reductions in the past year with respect to several Funds. The Board also took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted management's discussion of the Funds' expenses, as well as certain actions taken over the past several years to reduce the Funds' operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to a Fund and the services they provide to other such comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable in light of the nature, extent and quality of the services provided the Funds under the Advisory Agreement.

In addition, the Trustees reviewed the advisory fee to be paid to the Advisor for each Fund and concluded that the advisory fee to be paid to the Advisor with respect to each Fund is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying portfolios of the Fund and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund and those of its underlying portfolios.

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Profitability/Fall Out Benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisors that are affiliated with the Advisor) from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered (i) information presented by the Advisor regarding the net profitability to the Advisor and its affiliates, of each Fund;
(c)	received and reviewed profitability information with respect to the John Hancock fund complex as a whole and with respect to each Fund;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;
(g)	noted that the Funds' Subadvisors are affiliates of the Advisor;
(h)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the Funds, and that the Trust's distributor also receives Rule 12b-1 payments to support distribution of the products;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;
(j)	noted that the subadvisory fees for the Funds are paid by the Advisor;
(k)	with respect to each Fund, the Board noted that the advisory fee is in addition to the fees received by the Advisor and its affiliates with regard to the underlying portfolios in which the Funds may invest;
(l)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the mutual fund industry; and
(m)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisors, which are affiliated with the Advisor), from their relationship with each Fund was reasonable and not excessive.

Economies of Scale. In considering the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:

(a)	considered that with respect to the John Hancock underlying portfolios in which the Funds invest, the Advisor has agreed to waive a portion of its management fee for such fund and for each of the other John Hancock funds in the complex (except as discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios (the Reimbursement). This waiver is based on upon the aggregate net assets of all the Participating Portfolios. The Board also noted that the Advisor had implemented additional breakpoints to the complex-wide fee waiver in recent years. (The Funds that are not Participating Portfolios as of the date of this annual report are each Fund and each other of the funds of funds of the Trust and John Hancock Variable Insurance Trust and John Hancock Collateral Trust. These funds of funds also benefit from such overall management fee waiver through their investment in underlying portfolios that include certain of the Participating Portfolios, which are subject to the Reimbursement.
(b)	reviewed the Trust's advisory fee structure and concluded that (i) the Funds' fee structures contain breakpoints at the advisory fee level and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the Funds to benefit from economies of scale if those Funds grow. The Board also took into account management's discussion of the Funds' advisory fee structure; and
(c)	the Board also considered the effect of the Funds' growth in size on their performance and fees. The Board also noted that if the Funds' assets increase over time, the Funds may realize other economies of scale.

Approval of Subadvisory Agreements

In making its determination with respect to approval of the Subadvisory Agreements, the Board reviewed:

(1)	information relating to each Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);
(2)	the historical and current performance of each Fund and comparative performance information relating to the Fund's benchmark and comparable funds; and
(3)	the subadvisory fee for each Fund and comparative fee information, where available, prepared by an independent third-party provider of mutual fund data.

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Nature, Extent and Quality of Services. With respect to the services provided by each of the Subadvisors with respect to each Fund, the Board received information provided to the Board by each Subadvisor, including each Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered each Subadvisor's current level of staffing and its overall resources, as well as received information relating to a Subadvisor's compensation program. The Board reviewed each Subadvisor's history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed each Subadvisor's regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of each Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Subadvisors and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisors and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of each Subadvisor.

The Board considered each Subadvisor's investment process and philosophy. The Board took into account that each Subadvisor's responsibilities include the development and maintenance of an investment program for the applicable Fund which is consistent with the Fund's investment objectives, the selection of investment securities and underlying funds and the placement of orders for the purchase and sale of such securities and underlying funds, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor Compensation. In considering the cost of services to be provided by each Subadvisor and the profitability to that Subadvisor of its relationship with the Fund, the Board noted that the fees under the Subadvisory Agreements are paid by the Advisor and not the Funds.

In addition, the Board considered other potential indirect benefits that the Subadvisors and their affiliates may receive from the Subadvisor's relationship with the Fund, such as the opportunity to provide advisory services to additional portfolios of the Trusts and reputational benefits.

Subadvisory Fees. The Board considered that the Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to each Subadvisor. As noted above, the Board also considered, if available, each Fund's sub-advisory fees as compared to similarly situated investment companies deemed to be comparable to the Fund as included in the report prepared by the independent third party provider of mutual fund data. The Board also took into account the sub-advisory fees paid by the Advisor to fees charged by each Fund's Subadvisor to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor Performance. As noted above, the Board considered each Fund's performance as compared to the Fund's respective peer group and benchmark and noted that the Board reviews information about the Fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of each Subadvisor. The Board was mindful of the Advisor's focus on each Subadvisor's performance. The Board also noted each Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement with respect to each Fund was based on a number of determinations, including the following:

(1)	Each Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	Although not without variation, the performance of each Fund managed by a Subadvisor generally has been in line with or outperformed the historical performance of comparable funds and underperformed the Fund's respective benchmarks, with the exceptions noted in Appendix A (with respect to such exceptions, the Board considered the steps the Subadvisor had taken to address performance and concluded that performance is being monitored and reasonably addressed);
(3)	The subadvisory fees are reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	Subadvisory fees are paid by the Adviser and not the Funds and the advisory fees for each Fund contains breakpoints that permit shareholders to benefit from economies of scale if those Funds grow.

In addition, in the case of each Fund, the Trustees reviewed the subadvisory fee to be paid to the Subadvisor for the Fund and concluded that the subadvisory fee to be paid to the Subadvisor with respect to each Fund is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements and subadvisory agreements for the underlying portfolios of the Fund and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund and those of its underlying portfolios.

Additional information relating to each Fund's fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreement for a particular Fund is set forth in Appendix A.

* * *

Based on their evaluation of all factors that they deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and each of the Subadvisory Agreements with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement with respect to each Fund for an additional one-year period.

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APPENDIX A

Portfolio (subadviser)	Performance as of 12.31.2018	Fees and expenses	2019 comments
Multimanager Lifestyle Aggressive Portfolio (Manulife Investment Management (US))

Benchmark Index - The Fund underperformed the benchmark index for the one-, three-, five- and ten-year periods.

Broadridge Category - The Fund underperformed the average for the one-year period and outperformed the average for the three-, five- and ten-year periods.

Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.

Net management fees for this Fund are lower than the peer group median.

Net total expenses for this Fund are lower than the peer group median.

The Board took into account management's discussion of the factors that contributed to the Fund's performance for the one-, three-, five- and ten-year periods relative to the benchmark index and for the one-year period relative to the peer group average.

The Board noted the Fund's favorable performance relative to the peer group average for the three-, five-and ten-year periods.

The Board noted the Fund's net management fees and net total expenses are lower than the peer group median.

Multimanager Lifestyle Balanced Portfolio (Manulife Investment Management (US))

Benchmark Index - The Fund underperformed the benchmark index for the one-, three-, five- and ten-year periods.

Broadridge Category - The Fund underperformed the average for the one- and five-year periods and outperformed the average for the three- and ten-year periods.

Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.

Net management fees for this Fund are lower than the peer group median.

Net total expenses for this Fund are lower than the peer group median.

The Board took into account management's discussion of the factors that contributed to the Fund's performance for the one-, three-, five- and ten-year periods relative to the benchmark index and for the one- and five-year periods relative to the peer group average.

The Board noted the Fund's favorable performance relative to the peer group average for the three- and ten-year periods.

The Board noted that the Fund outperformed its Morningstar peer group for the year-to-date period ended April 30, 2019.

The Board noted the Fund's net management fees and net total expenses are lower than the peer group median.

Multimanager Lifestyle Conservative Portfolio (Manulife Investment Management (US))

Benchmark Index - The Fund underperformed the benchmark index for the one-, three-, five- and ten-year periods.

Broadridge Category - The Fund underperformed the average for the one-, three- and five-year periods and outperformed the average for the ten-year period.

Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.

Net management fees for this Fund are lower than the peer group median.

Net total expenses for this Fund are lower than the peer group median.

The Board took into account management's discussion of the factors that contributed to the Fund's performance for the one-, three-, five- and ten-year periods relative to the benchmark index and for the one-, three- and five-year periods relative to the peer group average.

The Board noted the Fund's favorable performance relative to the peer group average for the ten-year period.

The Board noted that the Fund outperformed its Morningstar peer group for the year-to-date period ended April 30, 2019.

The Board noted the Fund's net management fees and net total expenses are lower than the peer group median.

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Portfolio (subadviser)	Performance as of 12.31.2018	Fees and expenses	2019 comments
Multimanager Lifestyle Growth Portfolio (Manulife Investment Management (US))

Benchmark Index - The Fund underperformed the benchmark index for the one-, three-, five- and ten-year periods.

Broadridge Category - The Fund underperformed the average for the one-year period and outperformed the average for the three-, five- and ten-year periods.

Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.

Net management fees for this Fund are lower than the peer group median.

Net total expenses for this Fund are lower than the peer group median.

The Board took into account management's discussion of the factors that contributed to the Fund's performance for the one-, three-, five- and ten-year periods relative to the benchmark index and for the one-year period relative to the peer group average.

The Board noted the Fund's favorable performance relative to the peer group average for the three-, five- and ten-year periods.

The Board noted that the Fund outperformed its Morningstar peer group for the year-to-date period ended April 30, 2019.

The Board noted the Fund's net management fees and net total expenses are lower than the peer group median.

Multimanager Lifestyle Moderate Portfolio (Manulife Investment Management (US))

Benchmark Index - The Fund underperformed the benchmark index for the one-, three- and five- year periods and outperformed the benchmark index for the ten-year period.

Broadridge Category - The Fund outperformed the average for the one-, three-, five- and ten-year periods.

Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.

Net management fees for this Fund are lower than the peer group median.

Net total expenses for this Fund are lower than the peer group median.

The Board took into account management's discussion of the factors that contributed to the Fund's performance for the one-, three- and five-year periods relative to the benchmark index.

The Board noted the Fund's favorable performance relative to the benchmark index for the ten-year period and to the peer group average for the one-, three-, five- and ten-year periods.

The Board noted the Fund's net management fees and net total expenses are lower than the peer group median.

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More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler**
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Manulife Investment Management (US) LLC

Portfolio Managers

Robert E. Sykes, CFA
Nathan W. Thooft, CFA

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee
** Effective 9-13-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 2000 Crown Colony Drive Suite 55913 Quincy, MA 02169-0953

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       62

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Disciplined Alternative Yield

Diversified Macro

Global Absolute Return Strategies

Infrastructure

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach: We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management, LLC ■ 200 Berkeley Street ■ Boston, MA 02116 ■ 800-225-6020 ■ jhinvestments.com/etf

This report is for the information of the shareholders of John Hancock Multimanager Lifestyle Portfolios. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

LSSA 6/19 8/19

John Hancock

Retirement Income 2040 Fund

Semiannual report 6/30/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 888-972-8696 (Class R6 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

An increasingly favorable outlook for U.S. Federal Reserve (Fed) policy drove positive returns across the financial markets for the six months ended June 30, 2019. The combination of slowing growth and low inflation prompted the Fed to adopt a more dovish tone in its communications. The world equity markets rallied in response, as the improving rate outlook led investors to look past the more immediate concerns of weak economic data and the ongoing trade dispute between the United States and China. Market volatility did increase after period end, however, as a result of the trade dispute.

The bond market also benefited from the prospect of interest-rate cuts, causing the yield on the 10-year U.S. Treasury note to fall to its lowest level since late 2016. Credit-sensitive market segments were further aided by improving investor sentiment, leading to gains for both investment-grade corporate issues and high-yield bonds.

As always, your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Retirement Income 2040 Fund

Table of contents

2	Your fund at a glance
3	Portfolio Summary
4	A look at performance
6	Your expenses
8	Fund's investments
14	Financial statements
17	Financial highlights
18	Notes to financial statements
23	Continuation of investment advisory and subadvisory agreements
29	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT INCOME 2040 FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to maintain and maximize regular cash distributions through December 2040 and to grow such distributions over time.

TOTAL RETURNS AS OF 6/30/19 (%)

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT INCOME 2040 FUND       2

Portfolio summary

PORTFOLIO COMPOSITION AS OF 6/30/19 (%)

QUALITY COMPOSITION AS OF 6/30/19 (%)

A note about risks

The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT INCOME 2040 FUND       3

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  JUNE 30, 2019

Average annual total returns (%)			Cumulative total returns (%)
	1-year	Since inception[1]	6-month	Since inception[1]
Class R6[2]	9.02	5.38	10.68	10.97
Index†	7.87	3.74	6.11	7.56

Performance figures assume all distributions have been reinvested. Sales charges are not applicable to Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until April 30, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Class R6
Gross (%)	1.68
Net (%)	0.52

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Bloomberg Barclays U.S. Aggregate Bond Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT INCOME 2040 FUND       4

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Income 2040 Fund for the share class and period indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Bloomberg Barclays U.S. Aggregate Bond Index.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 7-6-17.
2	For certain types of investors as described in the fund's prospectus.
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT INCOME 2040 FUND       5

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (if applicable), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on January 1, 2019, with the same investment held until June 30, 2019.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at June 30, 2019, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on January 1, 2019, with the same investment held until June 30, 2019. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
6	JOHN HANCOCK RETIREMENT INCOME 2040 FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 1-1-2019	Ending value on 6-30-2019	Expenses paid during period ended 6-30-2019[1]	Annualized expense ratio[2]
Class R6	Actual expenses/actual returns	$1,000.00	$1,106.80	$1.99	0.38%
	Hypothetical example	1,000.00	1,022.90	1.91	0.38%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
[2]	Ratios do not include fees and expenses indirectly incurred by the underlying funds and can vary based on mixed of underlying funds held by the fund.
SEMIANNUAL REPORT | JOHN HANCOCK RETIREMENT INCOME 2040 FUND	7

Fund’s investments
AS OF 6-30-19 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 46.5%				$13,282,429
(Cost $12,458,064)
U.S. Government 46.5%				13,282,429
U.S. Treasury
Bond	3.500	02-15-39	470,000	557,776
Bond	3.875	08-15-40	415,000	517,875
Bond	4.250	05-15-39	330,000	431,320
Bond	4.250	11-15-40	330,000	432,609
Bond	4.375	02-15-38	415,000	548,140
Bond	4.375	11-15-39	325,000	431,729
Bond	4.500	02-15-36	810,000	1,067,903
Bond	4.500	05-15-38	405,000	543,633
Bond	4.625	02-15-40	430,000	589,873
Bond	4.750	02-15-37	375,000	513,091
Bond	5.000	05-15-37	475,000	669,193
Bond	5.250	02-15-29	335,000	430,056
Bond	5.375	02-15-31	690,000	926,163
Bond	5.500	08-15-28	275,000	355,663
Bond	6.000	02-15-26	40,000	50,256
Bond	6.125	08-15-29	290,000	398,965
Bond	6.250	05-15-30	775,000	1,092,840
Bond	6.500	11-15-26	115,000	151,238
Bond	6.625	02-15-27	260,000	346,531
Bond	6.750	08-15-26	70,000	92,621
Bond	7.625	11-15-22	5,000	5,959
Bond	8.125	08-15-21	345,000	390,093
Note	1.500	11-30-19	385,000	384,007
Note	1.750	12-31-20	440,000	439,347
Note	2.000	02-15-25	320,000	323,100
Note	2.250	03-31-20	65,000	65,107
Note	2.250	12-31-23	605,000	617,785
Note	2.250	03-31-26	45,000	46,081
Note	2.250	11-15-27	135,000	138,127
Note	2.375	03-15-21	75,000	75,712
Note	2.500	05-15-24	10,000	10,338
Note	2.750	09-30-20	50,000	50,520
Note	2.750	02-15-24	370,000	386,188
Note	2.750	02-15-28	125,000	132,837

Note	2.875	05-15-28	65,000	69,753
8	JOHN HANCOCK RETIREMENT INCOME 2040 FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

Corporate bonds 31.0%				$8,876,604
(Cost $8,571,729)
Communication services 4.6%				1,326,085
Diversified telecommunication services 2.6%
AT&T, Inc.	3.875	01-15-26	85,000	88,846
AT&T, Inc.	4.500	05-15-35	90,000	94,237
AT&T, Inc.	5.350	09-01-40	50,000	56,385
Deutsche Telekom International Finance BV	9.250	06-01-32	50,000	76,642
Verizon Communications, Inc.	4.329	09-21-28	102,000	112,795
Verizon Communications, Inc.	4.400	11-01-34	80,000	88,626
Verizon Communications, Inc.	4.500	08-10-33	111,923	129,464
Verizon Communications, Inc.	5.250	03-16-37	75,000	89,633
Media 1.8%
CBS Corp.	5.500	05-15-33	105,000	121,553
Charter Communications Operating LLC	5.375	04-01-38	75,000	80,248
Comcast Corp.	3.999	11-01-49	17,000	17,893
Comcast Corp.	4.049	11-01-52	43,000	45,598
Comcast Corp.	4.250	01-15-33	75,000	83,977
Comcast Corp.	6.500	11-15-35	55,000	74,481
Comcast Corp.	7.050	03-15-33	75,000	105,016
Wireless telecommunication services 0.2%
Vodafone Group PLC	6.150	02-27-37	50,000	60,691
Consumer discretionary 1.8%				517,921
Automobiles 0.4%
Ford Motor Company	7.450	07-16-31	60,000	70,924
General Motors Company	6.600	04-01-36	55,000	60,885
Hotels, restaurants and leisure 0.3%
McDonald's Corp.	6.300	03-01-38	60,000	78,080
Internet and direct marketing retail 0.5%
Amazon.com, Inc.	4.800	12-05-34	50,000	61,320
eBay, Inc.	3.450	08-01-24	70,000	72,025
Multiline retail 0.4%
Target Corp.	6.350	11-01-32	90,000	121,656
Specialty retail 0.2%
The Home Depot, Inc.	5.875	12-16-36	40,000	53,031
Consumer staples 1.2%				332,252
Beverages 0.5%
Anheuser-Busch InBev Worldwide, Inc.	4.700	02-01-36	85,000	93,472
Anheuser-Busch InBev Worldwide, Inc.	8.200	01-15-39	35,000	52,727
Food products 0.7%
Kraft Heinz Foods Company	6.875	01-26-39	55,000	66,408
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK RETIREMENT INCOME 2040 FUND	9

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Food products (continued)
Tyson Foods, Inc.	4.875	08-15-34	105,000	$119,645
Energy 4.8%				1,385,018
Energy equipment and services 0.2%
Halliburton Company	4.850	11-15-35	60,000	63,935
Oil, gas and consumable fuels 4.6%
Anadarko Petroleum Corp.	6.200	03-15-40	45,000	54,315
Anadarko Petroleum Corp.	6.450	09-15-36	45,000	55,281
BP Capital Markets America, Inc.	3.937	09-21-28	60,000	65,321
Canadian Natural Resources, Ltd.	6.250	03-15-38	45,000	55,516
Canadian Natural Resources, Ltd.	6.450	06-30-33	55,000	66,995
ConocoPhillips	5.900	10-15-32	80,000	104,247
Energy Transfer Partners LP	6.050	06-01-41	50,000	55,933
Energy Transfer Partners LP	7.500	07-01-38	45,000	57,176
EOG Resources, Inc.	3.900	04-01-35	85,000	89,257
Exxon Mobil Corp.	3.043	03-01-26	55,000	56,947
Kinder Morgan Energy Partners LP	5.800	03-15-35	75,000	86,462
Kinder Morgan Energy Partners LP	6.500	09-01-39	45,000	55,339
Marathon Oil Corp.	2.800	11-01-22	60,000	60,254
Shell International Finance BV	4.125	05-11-35	110,000	122,179
Suncor Energy, Inc.	5.950	05-15-35	50,000	62,201
Sunoco Logistics Partners Operations LP	3.900	07-15-26	60,000	61,238
TransCanada PipeLines, Ltd.	4.625	03-01-34	85,000	94,295
Valero Energy Corp.	6.625	06-15-37	45,000	56,877
Valero Energy Corp.	7.500	04-15-32	45,000	61,250
Financials 5.2%				1,487,472
Banks 3.0%
Bank of Montreal (3.803% to 12-15-27, then 5 Year U.S. Swap Rate + 1.432%)	3.803	12-15-32	110,000	111,552
Citigroup, Inc.	6.000	10-31-33	85,000	104,480
Citigroup, Inc.	6.625	06-15-32	80,000	103,310
Fifth Third Bancorp	8.250	03-01-38	55,000	81,278
HSBC Holdings PLC	7.625	05-17-32	75,000	104,106
JPMorgan Chase & Co.	6.400	05-15-38	60,000	82,717
U.S. Bancorp	2.950	07-15-22	70,000	71,394
Wells Fargo & Company	3.500	03-08-22	80,000	82,286
Wells Fargo & Company	5.375	02-07-35	100,000	123,289
Capital markets 0.7%
Morgan Stanley	3.125	07-27-26	100,000	101,860
Morgan Stanley	7.250	04-01-32	70,000	98,560
Insurance 1.5%
American International Group, Inc.	3.875	01-15-35	95,000	94,601
10	JOHN HANCOCK RETIREMENT INCOME 2040 FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
MetLife, Inc.	6.500	12-15-32	50,000	$68,123
Prudential Financial, Inc.	3.905	12-07-47	63,000	65,734
The Progressive Corp.	2.450	01-15-27	110,000	108,826
The Travelers Companies, Inc.	6.750	06-20-36	60,000	85,356
Health care 2.8%				812,968
Biotechnology 0.5%
AbbVie, Inc.	4.500	05-14-35	85,000	87,328
GlaxoSmithKline Capital, Inc.	5.375	04-15-34	45,000	56,848
Health care providers and services 1.2%
CVS Health Corp.	4.750	12-01-22	100,000	106,158
CVS Health Corp.	4.780	03-25-38	100,000	104,227
CVS Health Corp.	4.875	07-20-35	65,000	67,994
UnitedHealth Group, Inc.	4.625	07-15-35	60,000	68,970
Pharmaceuticals 1.1%
Allergan Funding SCS	4.550	03-15-35	90,000	90,801
Johnson & Johnson	4.375	12-05-33	85,000	99,787
Pfizer, Inc.	3.400	05-15-24	55,000	58,011
Wyeth LLC	5.950	04-01-37	55,000	72,844
Industrials 3.1%				881,415
Aerospace and defense 0.8%
Lockheed Martin Corp.	4.500	05-15-36	60,000	68,843
The Boeing Company	6.125	02-15-33	75,000	98,799
United Technologies Corp.	4.450	11-16-38	50,000	56,052
Air freight and logistics 0.2%
FedEx Corp.	4.900	01-15-34	50,000	58,138
Industrial conglomerates 1.1%
General Electric Company	5.875	01-14-38	75,000	84,925
General Electric Company	6.750	03-15-32	70,000	86,378
General Electric Company	6.875	01-10-39	50,000	62,879
Georgia-Pacific LLC	8.875	05-15-31	50,000	77,167
Road and rail 0.2%
CSX Corp.	6.000	10-01-36	45,000	56,686
Trading companies and distributors 0.8%
AerCap Ireland Capital DAC	3.950	02-01-22	65,000	66,856
AerCap Ireland Capital DAC	5.000	10-01-21	70,000	73,396
International Lease Finance Corp.	8.625	01-15-22	80,000	91,296
Information technology 2.3%				660,787
IT services 0.4%
IBM Corp.	5.875	11-29-32	95,000	121,305
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK RETIREMENT INCOME 2040 FUND	11

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Software 1.5%
Microsoft Corp.	3.500	02-12-35	65,000	$69,183
Microsoft Corp.	4.100	02-06-37	60,000	68,427
Microsoft Corp.	4.200	11-03-35	55,000	63,017
Oracle Corp.	3.900	05-15-35	50,000	54,086
Oracle Corp.	4.300	07-08-34	110,000	125,220
Oracle Corp.	6.125	07-08-39	40,000	54,784
Technology hardware, storage and peripherals 0.4%
Dell International LLC (A)	6.020	06-15-26	95,000	104,765
Materials 1.5%				435,427
Chemicals 0.7%
LyondellBasell Industries NV	5.750	04-15-24	95,000	106,784
Praxair, Inc.	3.200	01-30-26	95,000	99,172
Containers and packaging 0.2%
International Paper Company	7.300	11-15-39	50,000	65,090
Metals and mining 0.6%
Rio Tinto Alcan, Inc.	5.750	06-01-35	50,000	62,355
Rio Tinto Finance USA, Ltd.	3.750	06-15-25	95,000	102,026
Real estate 0.5%				129,017
Equity real estate investment trusts 0.5%
Crown Castle International Corp.	4.300	02-15-29	120,000	129,017
Utilities 3.2%				908,242
Electric utilities 2.5%
Duke Energy Carolinas LLC	6.050	04-15-38	60,000	80,179
Duke Energy Carolinas LLC	6.450	10-15-32	75,000	99,505
Florida Power & Light Company	5.950	02-01-38	60,000	80,987
MidAmerican Energy Company	5.750	11-01-35	70,000	88,121
Oncor Electric Delivery Company LLC	5.250	09-30-40	45,000	56,258
PacifiCorp	5.250	06-15-35	55,000	65,525
Virginia Electric & Power Company	6.350	11-30-37	85,000	113,861
Xcel Energy, Inc.	6.500	07-01-36	95,000	124,579
Multi-utilities 0.7%
Dominion Energy, Inc.	6.300	03-15-33	75,000	96,348
DTE Energy Company	6.375	04-15-33	80,000	102,879

	Shares	Value
Affiliated investment companies 21.5%		$6,132,360
(Cost $6,646,056)
Equity 21.5%		6,132,360
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	536,984	6,132,360

12	JOHN HANCOCK RETIREMENT INCOME 2040 FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Yield (%)	Shares	Value
Short-term investments 0.2%			$66,029
(Cost $66,029)
Money market funds 0.2%			66,029
State Street Institutional U.S. Government Money Market Fund, Premier Class	2.3057(C)	66,029	66,029

Total investments (Cost $27,741,878) 99.2%	$28,357,422
Other assets and liabilities, net 0.8%	221,265
Total net assets 100.0%	$28,578,687

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
JHF II	John Hancock Funds II
MIM US	Manulife Investment Management (US) LLC
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 6-30-19.
At 6-30-19, the aggregate cost of investments for federal income tax purposes was $28,256,486. Net unrealized appreciation aggregated to $100,936, of which $747,555 related to gross unrealized appreciation and $646,619 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK RETIREMENT INCOME 2040 FUND	13

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 6-30-19 (unaudited)

Assets
Unaffiliated investments, at value (Cost $21,095,822)	$22,225,062
Affiliated investments, at value (Cost $6,646,056)	6,132,360
Total investments, at value (Cost $27,741,878)	28,357,422
Interest receivable	242,389
Receivable for investments sold	250,388
Receivable from affiliates	2,174
Other assets	11,590
Total assets	28,863,963
Liabilities
Distributions payable	250,760
Payable for fund shares repurchased	99
Payable to affiliates
Accounting and legal services fees	2,384
Transfer agent fees	285
Trustees' fees	14
Other liabilities and accrued expenses	31,734
Total liabilities	285,276
Net assets	$28,578,687
Net assets consist of
Paid-in capital	$28,429,269
Total distributable earnings (loss)	149,418
Net assets	$28,578,687

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class R6 ($28,578,687 ÷ 573,377 shares)	$49.84
14	JOHN HANCOCK Retirement Income 2040 Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended  6-30-19 (unaudited)

Investment income
Interest	$332,237
Expenses
Investment management fees	54,197
Accounting and legal services fees	2,550
Transfer agent fees	1,805
Trustees' fees	429
Custodian fees	13,888
State registration fees	12,845
Printing and postage	10,849
Professional fees	12,541
Other	3,767
Total expenses	112,871
Less expense reductions	(61,385)
Net expenses	51,486
Net investment income	280,751
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(49,158)
Affiliated investments	(283,811)
(332,969)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	1,637,732
Affiliated investments	1,210,209
2,847,941
Net realized and unrealized gain	2,514,972
Increase in net assets from operations	$2,795,723

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Retirement Income 2040 Fund	15

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 6-30-19 (unaudited)	Year ended 12-31-18
Increase (decrease) in net assets
From operations
Net investment income	$280,751	$613,065
Net realized gain (loss)	(332,969)	539,344
Change in net unrealized appreciation (depreciation)	2,847,941	(2,162,560)
Increase (decrease) in net assets resulting from operations	2,795,723	(1,010,151)
Distributions to shareholders
From net investment income and net realized gain
Class R6	(581,585)	(1,629,550)
Total distributions	(581,585)	(1,629,550)
From fund share transactions	177,965	4,212,841
Total increase	2,392,103	1,573,140
Net assets
Beginning of period	26,186,584	24,613,444
End of period	$28,578,687	$26,186,584
16	JOHN HANCOCK Retirement Income 2040 Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS R6 SHARES Period ended	6-30-19 [1]	12-31-18	12-31-17 [2]
Per share operating performance
Net asset value, beginning of period	$45.97	$51.19	$50.00
Net investment income[3,4]	0.49	1.24	0.69
Net realized and unrealized gain (loss) on investments	4.40	(3.31)	1.56
Total from investment operations	4.89	(2.07)	2.25
Less distributions
From net investment income	(1.02)	(1.76)	(0.98)
From net realized gain	—	(1.39)	(0.08)
Total distributions	(1.02)	(3.15)	(1.06)
Net asset value, end of period	$49.84	$45.97	$51.19
Total return (%)[5]	10.68 [6]	(4.08)	4.53 [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$29	$26	$25
Ratios (as a percentage of average net assets):
Expenses before reductions[7]	0.83 [8]	1.54	0.88 [9]
Expenses including reductions[7]	0.38 [8]	0.36	0.34 [9]
Net investment income[4]	2.07 [8]	2.53	2.29 [9]
Portfolio turnover (%)	10	25	17

[1]	Six months ended 6-30-19. Unaudited.
[2]	Period from 7-6-17 (commencement of operations) to 12-31-17.
[3]	Based on average daily shares outstanding.
[4]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Ratios do not include fees and expenses indirectly incurred by the underlying funds and can vary based on mixed of underlying funds held by the fund.
[8]	Annualized.
[9]	Annualized. Certain income and expenses are presented unannualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Retirement Income 2040 Fund	17

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Retirement Income 2040 Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to maintain and maximize regular cash distributions through December 2040 and to grow such distributions over time.
The fund operates in part as a fund of funds and may invest in other funds for which the fund’s investment advisor or an affiliate serves as investment advisor, as well as funds advised by an entity that is not affiliated with the fund’s investment advisor (collectively, “Underlying Funds”). Class R6 shares are only available to certain retirement plans, institutions and other investors.
The accounting policies of the John Hancock underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements, available without charge by calling 800-344-1029 or visiting jhinvestments.com, or on the Securities and Exchange Commission (SEC) website at sec.gov. The underlying funds are not covered by this report.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in affiliated underlying funds and other open-end management investment companies are valued at their respective NAVs each business day.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
18	JOHN HANCOCK Retirement Income 2040 Fund | SEMIANNUAL REPORT

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
	Total value at 6-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$13,282,429	—	$13,282,429	—
Corporate bonds	8,876,604	—	8,876,604	—
Affiliated investment companies	6,132,360	$6,132,360	—	—
Short-term investments	66,029	66,029	—	—
Total investments in securities	$28,357,422	$6,198,389	$22,159,033	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
The fund and other affiliated funds, have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a
SEMIANNUAL REPORT | JOHN HANCOCK Retirement Income 2040 Fund	19

combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended June 30, 2019, the fund had no borrowings under the line of credit. Commitment fees for the six months ended June 30, 2019 were $1,068.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Change in Accounting Principle. Effective January 1, 2019, the fund is subject to Accounting Standards Update (ASU) 2017-08, Premium Amortization on Purchased Callable Debt Securities, which shortens the premium amortization period for purchased non contingently callable debt securities. Adoption of the ASU had no material impact to the fund.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of December 31, 2018, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them quarterly. Capital gain distributions, if any, are typically distributed annually.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders. Short-term gains from underlying funds are treated as ordinary income for tax purposes.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to characterization of distributions, amortization and accretion on debt securities, and wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
20	JOHN HANCOCK Retirement Income 2040 Fund | SEMIANNUAL REPORT

Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC). Prior to June 28, 2019, the Advisor was known as John Hancock Advisers, LLC and the Distributor was known as John Hancock Funds, LLC.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis of 0.40% on the average daily net assets of the fund. The Advisor has a subadvisory agreement with Manulife Investment Management (North America) Limited, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. Prior to May 7, 2019, Manulife Investment Management (North America) Limited was known as John Hancock Asset Management a division of Manulife Asset Management (North America) Limited. The fund is not responsible for payment of the subadvisory fees.
To the extent that expenses of Class R6 shares exceed 0.38% of average net assets attributable to the class (“expense limitation”), the Advisor has contractually agreed to reduce its management fee or, if necessary,make payment to the class in an amount equal to the amount by which expenses of the share class exceed the expense limitation. For purposes of this agreement, “expenses of Class R6 shares” means all expenses of the class (including fund expenses attributable to the class), excluding taxes; portfolio brokerage commissions; interest expense; litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business; acquired fund fees (underlying fund fees); borrowing costs; prime brokerage fees; and short dividend expense. The expense limitation expires on April 30, 2020, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
The expense reductions described above amounted to $61,385 for the six months ended June 30, 2019.
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended June 30, 2019 were equivalent to a net annual effective rate of 0.00% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred for the six months ended June 30, 2019 amounted to an annual rate of 0.02% of the fund's average daily net assets.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6
SEMIANNUAL REPORT | JOHN HANCOCK Retirement Income 2040 Fund	21

Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the six months ended June 30, 2019 and for the year ended December 31, 2018 were as follows:
	Six Months Ended 6-30-19		Year Ended 12-31-18
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	3,314	$158,787	75,639	$3,611,038
Distributions reinvested	1,632	80,065	14,368	655,686
Repurchased	(1,266)	(60,887)	(1,140)	(53,883)
Net increase	3,680	$177,965	88,867	$4,212,841
Total net increase	3,680	$177,965	88,867	$4,212,841
Affiliates of the fund owned 100% of shares of Class R6 on June 30, 2019. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $918,295 and $1,552,163, respectively, for the six months ended June 30, 2019. Purchases and sales of U.S. Treasury obligations aggregated $1,749,468 and $1,125,716, respectively, for the six months ended June 30, 2019.
Note 7—Investment in affiliated underlying funds
The fund invests in an affiliated underlying fund that is managed by the Advisor and its affiliates. The fund does not invest in the affiliated underlying fund for the purpose of exercising management or control; however, the fund’s investment may represent a significant portion of the underlying fund’s net assets. At June 30, 2019, the fund did not hold 5% or more of the net assets of the underlying fund.
Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund from its investments in affiliated underlying funds is as follows:
					Dividends and distributions
Affiliate	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Strategic Equity Allocation	625,811	16,801	(105,628)	536,984	—	—	$(283,811)	$1,210,209	$6,132,360
22	JOHN HANCOCK Retirement Income 2040 Fund | SEMIANNUAL REPORT

Continuation of Investment Advisory and Subadvisory Agreements

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor, formerly known as "John Hancock Advisors, LLC") and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (North America) Limited (the Subadvisor, formerly known as "John Hancock Asset Management a division of Manulife Asset Management (North America) Limited") for John Hancock Retirement Income 2040 (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-26, 2019 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 28-30, 2019.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23-26, 2019, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT INCOME 2040 FUND       23

and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risk with respect to all funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT INCOME 2040 FUND       24

(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor's oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the fund; and
(g)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index and peer group average for the one-year period ended December 31, 2018. The Board took into account management's discussion of the fund's performance. The Board also took into account management's discussion of the factors that contributed to the fund's recent underperformance, including the relatively recent inception period of the fund. The Board concluded that the fund's performance is being monitored and reasonably addressed, where appropriate.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are lower than the peer group median.

The Board took into account management's discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also

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noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.

Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund's Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.

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Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that with respect to the John Hancock underlying portfolios in which the Fund invests, the Advisor has agreed to waive a portion of its management fee for such fund and for each of the other John Hancock funds in the complex (except as discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios (the Reimbursement). This waiver is based on upon the aggregate net assets of all the Participating Portfolios. The Board also noted that the Advisor had implemented additional breakpoints to the complex-wide fee waiver in recent years. (The funds that are not Participating Portfolios as of the date of this annual report are the Fund and the funds of funds of the Trust and John Hancock Variable Insurance Trust and John Hancock Collateral Trust. These funds of funds also benefit from such overall management fee waiver through their investment in underlying portfolios that include certain of the Participating Portfolios, which are subject to the Reimbursement;
(b)	also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT INCOME 2040 FUND       27

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund.
* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

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More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler**
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Manulife Investment Management (North America) Limited

Portfolio Managers

Sonia Chatigny, MSc, CFA
Jean-Francois Giroux, MSc, FRM, CFA
Serge Lapierre, BSc, FCIA, FSA
Nadia Live, MScA, CFA
Nicholas Scipio Del Campo, BSc, MSc, CFA
Claude Turcot, MSc, ACIA, ASA, CFA

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee
** Effective 9-13-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 2000 Crown Colony Drive Suite 55913 Quincy, MA 02169-0953

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT INCOME 2040 FUND       29

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Disciplined Alternative Yield

Diversified Macro

Global Absolute Return Strategies

Infrastructure

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors, LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Retirement Income 2040 Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF897453	621SA 6/19 8/19

ITEM 2. CODE OF ETHICS.

(a) Not Applicable
(b) Not Applicable
(c) Not Applicable
(d) Not Applicable
(e) Not Applicable
(f) Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Not Applicable
(b) Not Applicable
(c) Not Applicable
(d) Not Applicable
(e) Not Applicable
(f) Not Applicable
(g) Not Applicable
(h) Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Included with Item 1.
(b) Not Applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.

Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.: Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable

(a)(2)(i) CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER.

(a)(2)(ii) CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER.

(b) CERTIFICATION PURSUANT TO Rule 30a-2(b) OF THE INVESTMENT COMPANY ACT OF 1940

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating and Governance Committee Charter”.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK FUNDS II

/s/ Andrew Arnott
Andrew Arnott
President
Date: August 21, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew Arnott
Andrew Arnott
President
Date: August 21, 2019

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer
Date: August 21, 2019